UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	February	28

Date of reporting period:	February	28, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

# John Hancock
# Intrinsic Value Fund

**Annual Report**
2.28.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 17

Notes to financial
statements
page 26

Trustees and officers
page 36

For more information
page 40

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 11.97% for the year ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and growth characteristics similar to those of companies with stocks in the Index.

Since inception

► The Fund generated double-digit gains against a backdrop of rising share prices and investors’ preference for cheap stocks.

► The market's rally was fueled in part by the Fed’s decision to keep short-term interest rates steady and by falling energy prices.

► Market volatility was evident at the beginning of the period, diminished to near-record-low levels during the rally and returned as the period came to a close.

Top 10 holdings

Exxon Mobil Corp.	5.8%	Merck & Company, Inc.	3.8%

Pfizer, Inc.	5.4%	Home Depot, Inc.	2.6%

Citigroup, Inc.	4.6%	Wal-Mart Stores, Inc.	2.4%

Verizon Communications, Inc.	4.5%	Bank of America Corp.	2.3%

AT&T, Inc.	4.2%	Morgan Stanley	2.1%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock
Intrinsic Value Fund

U.S. stocks enjoyed solid performance during the review period, which began in June 2006 in the midst of a market correction triggered by the Federal Reserve Board’s hawkish comments about inflation and fears of a longer-than-anticipated cycle of interest rate hikes. Rising energy prices were another factor adding to the negative investor sentiment early in the period.

As the summer progressed, however, the prospects for both interest rates and energy prices improved. Inflationary pressures eased a bit and more data emerged indicating a slowing U.S. economy, prompting the Fed to leave interest rates unchanged in August after 17 consecutive 0.25% increases. At subsequent meetings in September, November, December and January, the Fed reaffirmed its stand-pat position. At the same time, energy prices registered substantial declines. In response, the market embarked on a rally that began in July and continued almost through the end of February.

The rally was characterized by extremely low share price volatility and investors’ preference for stocks with low price-to-book value (P/B) or price-to-earnings (P/E) ratios, as evidenced by the dramatic outperformance of the Fund’s benchmark, the Russell 1000 Value Index, over the Russell 1000 Growth Index. Corporate profits continued to grow at a healthy pace and, while short-term interest rates were higher than they had been prior to the Fed’s tightening moves, access to capital

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Merck	▲	Undervalued; controversy over Vioxx fading

AT&T	▲	Improving profitability; synergies from Bell South acquisition

Exxon Mobil	▼	Underweighting hurts as stock advances amid record profits

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

remained relatively unhindered. However, on the second-to-last trading day of the period, volatility returned with a vengeance, as the Dow Jones Industrial Average and the Russell 1000 Value Index each fell by more than 3%. It was the Dow’s worst one-day percentage loss since 2003, leaving many investors wondering if the long run of benign market conditions had come to an end.

Looking at performance

From their inception on June 12, 2006, through February 28, 2007, John Hancock Intrinsic Value Fund’s Class A, Class B, Class C, Class I, Class R1 and Class 1 shares returned 15.19%, 14.61%, 14.61%, 15.50%, 14.88% and 15.53%, respectively, at net asset value. By comparison, the Russell 1000 Value Index returned 16.32%, while the average large value fund monitored by Morningstar, Inc. gained 15.95% .a Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions.

“U.S. stocks enjoyed solid
performance during the review
period…”

The market environment proved challenging to both of our primary stock selection tools — valuation and momentum. Valuation, which determines the positioning for the majority of this Fund’s assets, accounted for most of the performance shortfall. During the period, investors wanted cheap stocks on a P/B or P/E basis, whereas our valuation discipline seeks out stocks selling at a significant discount from their intrinsic value. The difference is that our methodology encompasses various yardsticks of quality, such as stability of earnings, leverage and long-term profitability. Over the longer term, the market has rewarded an emphasis on quality stocks acquired at a discount, but over shorter periods of time investors

Intrinsic Value Fund

3

sometimes spurn quality in favor of low prices, concept stocks or other fads.

Our momentum criteria are designed to identify stocks that have performed well recently and appear poised to continue outperforming. That said, although the broader earnings environment was favorable and the market rose for most of the period, our momentum strategy rotated out of low P/B and low P/E stocks after they plummeted during the market’s early summer correction. Consequently, the strategy underperformed when the market shifted back toward these stocks as the market recovered.

Oil and gas, construction and retail limit gains

The oil and gas sector had the biggest negative impact on the Fund’s results versus the benchmark and included the Fund’s biggest individual detractor, Exxon Mobil Corp. Although this company enjoyed record profitability, the Fund’s underweighted position detracted from performance. The drag on performance from the retail group was caused largely by two stocks, Wal-Mart Stores, Inc. and Home Depot, Inc. Concerns about decelerating growth hampered Wal-Mart, while Home Depot was hurt by speculation that its profits could be curtailed by a weak homebuilding market. In our view, both companies remained capable of generating solid earnings growth in a wide variety of economic environments, and both stocks were trading at discounts to their true economic values. Drug holding Pfizer, Inc. further limited the Fund’s gains. After a strong run during the late summer and early fall, Pfizer shares suffered a setback in December when the company announced that it was abandoning the development of a cholesterol drug that had been seen as a potential core product for the future. Computer maker Dell, Inc. was a detractor as well.

SECTOR DISTRIBUTION[b]

Financial	24%
Consumer, non-cyclical	23%
Consumer, cyclical	15%
Communications	13%
Energy	8%
Industrial	5%
Technology	3%
Government	2%
Mortgage securities	2%
Basic materials	1%

Utilities, health care and financial add value

On the positive side, the utility, health care and financial sectors made contributions to performance. In particular, our valuation and momentum screens signaled opportunity in pharmaceutical stocks, which had been beaten down due to controversies surrounding the safety of various patent medications. Merck & Company, Inc. had been one of the downtrodden and as investors began to realize its inherent

Intrinsic Value Fund

4

value, the stock responded with a strong gain. Also adding value were telecommunication services providers AT&T, Inc. and Verizon Communications, Inc., two stocks we owned for both their compelling valuations and strong momentum. In the financial sector, not owning Wells Fargo & Co. proved rewarding, as the stock slumped near the end of the period on concerns about the company’s subprime lending exposure. Lastly, we were well served by not holding General Electric, whose shares failed to keep pace with the benchmark during the period.

“…the utility, health care
and financial sectors made
contributions to performance.”

Outlook

The plunge in share prices near the end of the period raises the possibility that the era of low volatility might be coming to an end. Likewise, the mean-reverting nature of corporate profitability and access to capital indicate that challenges in those areas could lie in the market’s future. Against this backdrop, we believe the Fund’s emphasis on buying quality stocks below their intrinsic value — together with its focus on momentum opportunities — positions it well to face the remainder of 2007 and beyond.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

b As a percentage of net assets on February 28, 2007.

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5

A look at performance

For the period ended February 28, 2007

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	6-12-06	9.44%

B	6-12-06	9.61

C	6-12-06	13.61

Ia	6-12-06	15.50

R1[a]	6-12-06	14.88

1[a]	6-12-06	15.53

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Intrinsic Value Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,461	$10,961	$11,632

C	6-12-06	11,461	11,361	11,632

Ib	6-12-06	11,550	11,550	11,632

R1[b]	6-12-06	11,488	11,488	11,632

1[b]	6-12-06	11,553	11,553	11,632

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of February 28, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

a NAV represents net asset value and POP represents public offering price.

b For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Intrinsic Value Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,077.04	$6.95

Class B	1,000.00	1,072.65	10.54

Class C	1,000.00	1,073.15	10.54

Class I	1,000.00	1,078.97	4.90

Class R1	1,000.00	1,074.69	8.74

Class 1	1,000.00	1,078.71	4.64

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Intrinsic Value Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,018.10	$6.76

Class B	1,000.00	1,014.63	10.24

Class C	1,000.00	1,014.63	10.24

Class I	1,000.00	1,020.08	4.76

Class R1	1,000.00	1,016.36	8.50

Class 1	1,000.00	1,020.33	4.51

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.95%, 1.70% and 0.90% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

Intrinsic Value Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group.

Issuer	Shares	Value

Common stocks 95.84%		$19,466,127

(Cost $17,743,676)

Aerospace 0.68%		137,627

General Dynamics Corp.	300	22,937

Northrop Grumman Corp.	1,000	71,850

Raytheon Company	800	42,840

Agriculture 0.36%		72,198

Archer-Daniels-Midland Company	2,100	72,198

Aluminum 0.38%		76,843

Alcoa, Inc.	2,300	76,843

Apparel & Textiles 1.18%		238,849

Jones Apparel Group, Inc.	1,400	46,088

Liz Claiborne, Inc.	1,200	54,000

Mohawk Industries, Inc. *	400	35,008

VF Corp.	1,300	103,753

Auto Parts 0.63%		127,952

AutoZone, Inc. *	200	25,058

Johnson Controls, Inc.	600	56,280

O’Reilly Automotive, Inc. *	1,000	34,430

TRW Automotive Holdings Corp. *	400	12,184

Auto Services 0.29%		59,292

AutoNation, Inc. *	2,700	59,292

Automobiles 1.84%		373,535

Ford Motor Company	22,600	178,992

General Motors Corp.	3,700	118,104

PACCAR, Inc.	1,100	76,439

Banking 6.67%		1,354,946

Bank of America Corp.	9,200	468,004

Bank of New York Company, Inc.	1,500	60,930

BB&T Corp.	1,600	67,968

Comerica, Inc.	2,000	120,780

Fifth Third Bancorp	1,100	44,308

First Horizon National Corp.	800	34,520

Huntington Bancshares, Inc.	1,000	23,150

See notes to financial statements

Intrinsic Value Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking (continued)

KeyCorp	2,500	$94,350

National City Corp.	9,200	348,220

US Bancorp	2,600	92,716

Broadcasting 0.91%		184,112

CBS Corp., Class B	2,800	84,980

News Corp.	4,400	99,132

Building Materials & Construction 0.52%		104,776

American Standard Companies, Inc.	400	21,196

Masco Corp.	2,800	83,580

Business Services 1.19%		242,736

Affiliated Computer Services, Inc., Class A *	700	36,379

Computer Sciences Corp. *	700	37,051

Convergys Corp. *	1,300	33,436

First Data Corp.	1,200	30,636

Manpower, Inc.	600	44,580

Moody’s Corp.	200	12,944

Pitney Bowes, Inc.	1,000	47,710

Cable and Television 1.30%		263,489

Comcast Corp., Class A *	7,950	204,474

Time Warner, Inc.	2,900	59,015

Chemicals 0.75%		151,702

Air Products & Chemicals, Inc.	400	29,928

E.I. Du Pont De Nemours & Company	600	30,450

Eastman Chemical Company	200	11,824

PPG Industries, Inc.	1,200	79,500

Colleges & Universities 0.07%		14,790

Career Education Corp. *	500	14,790

Computers & Business Equipment 1.77%		358,678

CDW Corp.	200	12,416

Cisco Systems, Inc. *	2,200	57,068

Dell, Inc. *	4,900	111,965

Ingram Micro, Inc., Class A *	1,600	31,088

International Business Machines Corp.	900	83,709

Lexmark International, Inc. *	600	36,336

Tech Data Corp. *	700	26,096

Construction Materials 0.06%		12,384

Louisiana-Pacific Corp.	600	12,384

Cosmetics & Toiletries 0.17%		34,055

Kimberly-Clark Corp.	500	34,055

Crude Petroleum & Natural Gas 0.68%		138,773

Apache Corp.	400	27,412

Devon Energy Corp.	500	32,855

Occidental Petroleum Corp.	1,700	78,506

See notes to financial statements

Intrinsic Value Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Electrical Utilities 0.10%		$19,740

Entergy Corp.	200	19,740

Financial Services 14.09%		2,861,943

AmeriCredit Corp. *	600	14,652

Bear Stearns Companies, Inc.	200	30,448

Citigroup, Inc.	18,400	927,360

Countrywide Financial Corp.	1,300	49,764

Federal Home Loan Mortgage Corp.	5,400	346,572

Federal National Mortgage Association	6,400	363,072

Fiserv, Inc. *	400	21,184

Goldman Sachs Group, Inc.	500	100,800

IndyMac Bancorp, Inc.	300	10,299

JPMorgan Chase & Company	4,100	202,540

Knight Capital Group, Inc. *	600	9,486

Mellon Financial Corp.	500	21,715

Merrill Lynch & Company, Inc.	1,100	92,048

Morgan Stanley	5,800	434,536

PNC Financial Services Group, Inc.	1,300	95,303

Washington Mutual, Inc.	3,300	142,164

Food & Beverages 2.49%		506,518

Campbell Soup Company	300	12,249

Coca-Cola Enterprises, Inc.	600	12,054

ConAgra Foods, Inc.	1,500	37,845

General Mills, Inc.	300	16,908

H.J. Heinz Company	1,000	45,870

Kraft Foods, Inc., Class A	4,800	153,216

Pepsi Bottling Group, Inc.	700	21,700

PepsiAmericas, Inc.	500	10,655

Sara Lee Corp.	3,800	62,548

The Coca-Cola Company	1,100	51,348

Tyson Foods, Inc., Class A	4,500	82,125

Healthcare Products 0.74%		150,379

Biomet, Inc.	400	16,932

Johnson & Johnson	1,100	69,355

Patterson Companies, Inc. *	300	10,014

Stryker Corp.	600	37,212

Zimmer Holdings, Inc. *	200	16,866

Healthcare Services 2.91%		591,108

Cardinal Health, Inc.	2,200	154,198

Caremark Rx, Inc.	200	12,318

Express Scripts, Inc. *	600	45,246

Lincare Holdings, Inc. *	600	23,430

McKesson Corp.	3,400	189,584

Quest Diagnostics, Inc.	600	30,612

UnitedHealth Group, Inc.	2,600	135,720

See notes to financial statements

Intrinsic Value Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Homebuilders 0.67%		$136,308

Centex Corp.	700	32,452

KB Home	400	19,840

Lennar Corp., Class A	600	29,544

M.D.C. Holdings, Inc.	400	20,424

Pulte Homes, Inc.	500	14,780

Ryland Group, Inc.	400	19,268

Hotels & Restaurants 0.58%		117,551

Brinker International, Inc.	1,300	44,213

McDonald’s Corp.	900	39,348

Starbucks Corp. *	1,100	33,990

Household Appliances 0.26%		52,926

Whirlpool Corp.	600	52,926

Household Products 0.08%		17,184

Energizer Holdings, Inc. *	200	17,184

Industrial Machinery 0.69%		139,477

AGCO Corp. *	700	25,375

Cummins, Inc.	200	26,936

Deere & Company	500	54,210

Parker-Hannifin Corp.	400	32,956

Insurance 6.95%		1,410,729

Aetna, Inc.	1,200	53,124

AFLAC, Inc.	2,900	136,880

Allstate Corp.	3,400	204,204

Ambac Financial Group, Inc.	800	70,112

American International Group, Inc.	3,700	248,270

CIGNA Corp.	200	28,500

Commerce Group, Inc.	400	11,468

Conseco, Inc. *	600	11,970

First American Corp.	700	33,005

Hartford Financial Services Group, Inc.	200	18,912

Lincoln National Corp.	500	34,075

MBIA, Inc.	1,300	86,411

MGIC Investment Corp.	600	36,210

Nationwide Financial Services, Inc., Class A	400	21,440

Old Republic International Corp.	1,600	35,712

PMI Group, Inc.	1,000	46,870

Progressive Corp.	2,100	48,153

Protective Life Corp.	400	17,764

Radian Group, Inc.	800	45,960

SAFECO Corp.	200	13,344

The Travelers Companies, Inc. *	800	40,608

Torchmark Corp.	700	44,744

See notes to financial statements

Intrinsic Value Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

Transatlantic Holdings, Inc.	200	$13,220

UnumProvident Corp.	3,300	70,653

W.R. Berkley Corp.	1,200	39,120

International Oil 7.35%		1,492,331

Anadarko Petroleum Corp.	2,000	80,460

Chevron Corp.	2,500	171,525

ConocoPhillips	1,100	71,962

Exxon Mobil Corp.	16,300	1,168,384

Leisure Time 0.78%		157,596

Walt Disney Company	4,600	157,596

Liquor 0.34%		68,712

Anheuser-Busch Companies, Inc.	1,400	68,712

Manufacturing 1.04%		211,172

Danaher Corp.	400	28,656

Eaton Corp.	600	48,606

Harley-Davidson, Inc.	600	39,540

Illinois Tool Works, Inc.	800	41,360

Snap-on, Inc.	500	25,050

SPX Corp.	400	27,960

Medical-Hospitals 0.09%		18,441

Tenet Healthcare Corp. *	2,700	18,441

Metal & Metal Products 0.16%		31,962

Reliance Steel & Aluminum Company	700	31,962

Office Furnishings & Supplies 0.10%		20,760

OfficeMax, Inc.	400	20,760

Paper 0.19%		39,611

International Paper Company	1,100	39,611

Pharmaceuticals 11.30%		2,295,350

Abbott Laboratories	1,300	71,006

AmerisourceBergen Corp.	2,800	147,476

Barr Pharmaceuticals, Inc. *	200	10,600

Bristol-Myers Squibb Company	2,900	76,531

Forest Laboratories, Inc. *	1,500	77,640

King Pharmaceuticals, Inc. *	2,500	46,625

Merck & Company, Inc.	17,600	777,216

Pfizer, Inc.	43,600	1,088,256

Photography 0.22%		45,372

Eastman Kodak Company	1,900	45,372

Publishing 0.98%		199,345

Gannett Company, Inc.	2,700	165,402

McGraw-Hill Companies, Inc.	200	12,922

Tribune Company	700	21,021

See notes to financial statements

Intrinsic Value Fund

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Railroads & Equipment 0.58%		$117,815

Burlington Northern Santa Fe Corp.	500	39,595

CSX Corp.	400	15,068

Norfolk Southern Corp.	500	23,700

Union Pacific Corp.	400	39,452

Retail Grocery 2.21%		449,806

Safeway, Inc.	5,500	190,135

SUPERVALU, Inc.	1,400	51,744

The Kroger Company	8,100	207,927

Retail Trade 8.69%		1,764,994

Bed Bath & Beyond, Inc. *	800	31,912

Best Buy Company, Inc.	300	13,941

Big Lots, Inc. *	500	12,515

BJ’s Wholesale Club, Inc. *	900	29,052

Circuit City Stores, Inc.	500	9,515

Costco Wholesale Corp.	800	44,712

Dillard’s, Inc., Class A	400	13,360

Dollar General Corp.	1,500	25,320

Dollar Tree Stores, Inc. *	1,700	57,987

Family Dollar Stores, Inc.	1,700	49,249

Foot Locker, Inc.	500	11,360

Gap, Inc.	1,400	26,866

Home Depot, Inc.	13,300	526,680

Kohl’s Corp. *	200	13,798

Lowe’s Companies, Inc.	7,400	240,944

NBTY, Inc. *	600	29,208

Rent-A-Center, Inc. *	500	14,160

Staples, Inc.	700	18,214

Target Corp.	700	43,071

The TJX Companies, Inc.	1,100	30,250

Walgreen Company	1,000	44,710

Wal-Mart Stores, Inc.	9,900	478,170

Sanitary Services 0.22%		45,588

Allied Waste Industries, Inc. *	900	11,538

Waste Management, Inc.	1,000	34,050

Semiconductors 0.45%		92,280

Intel Corp.	4,000	79,400

Novellus Systems, Inc. *	400	12,880

Software 0.34%		68,144

Intuit, Inc. *	400	11,804

Microsoft Corp.	2,000	56,340

Telecommunications Equipment & Services 0.13%		25,520

Polycom, Inc. *	800	25,520

See notes to financial statements

Intrinsic Value Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Telephone 8.99%		$1,825,426

AT&T, Inc.	23,327	858,434

CenturyTel, Inc.	1,200	53,700

Verizon Communications, Inc.	24,400	913,292

Tires & Rubber 0.07%		14,772

Goodyear Tire & Rubber Company *	600	14,772

Tobacco 0.93%		188,860

Altria Group, Inc.	1,400	117,992

Reynolds American, Inc.	400	24,420

UST, Inc.	800	46,448

Toys, Amusements & Sporting Goods 0.38%		76,569

Hasbro, Inc.	500	14,145

Mattel, Inc.	2,400	62,424

Transportation 0.13%		27,404

C.H. Robinson Worldwide, Inc.	300	15,288

Overseas Shipholding Group, Inc.	200	12,116

Travel Services 0.17%		35,563

Sabre Holdings Corp.	1,100	35,563

Trucking & Freight 0.99%		202,134

Fedex Corp.	1,500	171,270

Ryder Systems, Inc.	600	30,864

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 4.01%		$814,000

(Cost $814,000)

Repurchase Agreement with State Street Corp. dated 2/28/2007 at
4.60% to be repurchased at $814,104 on 3/1/2007, collateralized by $850,000 Federal Home Loan Bank, 4.625% due 09/11/2020
(Valued at $834,063, including interest) (c)	$814,000	814,000

Total investments (Cost $18,557,676) 99.85%		$20,280,127

Other assets in excess of liabilities 0.15%		31,103

Total net assets 100.00%		$20,311,230

* Non-income producing.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

Intrinsic Value Fund

16

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $17,743,676)	$19,466,127
Repurchase agreement, at value (Cost $814,000)	814,000
Cash	770
Cash segregated for futures contracts	40,000
Receivable for fund shares sold	33,409
Dividends and interest receivable	36,107
Receivable for futures variation margin	3,400
Other assets	1,515
Total assets	20,395,328

Liabilities

Payable for fund shares repurchased	1,902
Payable to affiliates
Fund administration fees	3,137
Transfer agent fees	4,180
Investment management fees	9,181
Service fees	196
Accrued expenses	65,502
Total liabilities	84,098

Net assets

Capital paid-in	18,211,979
Undistributed net investment income	43,586
Accumulated undistributed net realized gain on investments and futures contracts	336,571
Net unrealized appreciation on investments and futures contracts	1,719,094
Net assets	$20,311,230

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($19,197,111 ÷ 846,602 shares)	$22.68
Class B ($467,931 ÷ 20,668 shares)[a]	$22.64
Class C ($286,915 ÷ 12,673 shares)[a]	$22.64
Class I ($128,129 ÷ 5,645 shares)	$22.70
Class R1 ($115,618 ÷ 5,109 shares)	$22.63
Class 1 ($115,526 ÷ 5,090 shares)	$22.70

Maximum offering price per share

Class Ab ($22.68 ÷ 95%)	$23.87

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

b On single retail sales of less than $50,000. On sales of $50,000 and on group sales the offering price is reduced.

See notes to financial statements

Intrinsic Value Fund

17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07a

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$289,416
Interest	30,745
Total investment income	320,161

Expenses

Investment management fees (Note 3)	100,631
Distribution and service fees (Note 3)	41,511
Transfer agent fees (Note 3)	9,006
Fund administration fees (Note 3)	4,800
Blue sky fees (Note 3)	70,630
Audit and legal fees	49,276
Custodian fees	21,189
Printing and postage fees (Note 3)	10,124
Registration and filing fees	2,996
Trustees’ fees (Note 3)	90
Miscellaneous	280

Total expenses	310,533
Less expense reductions (Note 3)	(133,882)

Net expenses	176,651

Net investment income	143,510

Realized and unrealized gain

Net realized gain on
Investments	469,129
Futures contracts	56,932

Change in net unrealized appreciation (depreciation) of
Investments	1,722,451
Futures contracts	(3,357)

Net realized and unrealized gain	2,245,155

Increase in net assets from operations	$2,388,665

a Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Intrinsic Value Fund

18

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
2-28-07[a]

Increase (decrease) in net assets
From operations
Net investment income	$143,510
Net realized gain	526,061
Change in net unrealized appreciation (depreciation)	1,719,094

Increase in net assets resulting from operations	2,388,665

Distributions to shareholders
From net investment income
Class A	(108,035)
Class B	(1,017)
Class C	(762)
Class I	(985)
Class R1	(620)
Class 1	(914)
From net realized gain
Class A	(179,361)
Class B	(3,802)
Class C	(2,850)
Class I	(1,241)
Class R1	(1,118)
Class 1	(1,118)
Total distributions	(301,823)

From Fund share transactions	18,224,388

Net assets

Beginning of period	—

End of period[b]	$20,311,230

a Period from 6-12-06 (commencement of operations) to 2-28-07.

b Includes undistributed net investment income of $43,586.

See notes to financial statements

Intrinsic Value Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.18
Net realized and unrealized
gain on investments	2.85
Total from investment operations	3.03
Less distributions
From net investment income	(0.13)
From net realized gain	(0.22)
(0.35)
Net asset value, end of period	$22.68
Total return (%)	15.19[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$19
Ratio of net expenses to average
net assets (%)	1.34[r]
Ratio of gross expenses to average
net assets (%)	1.94[p,r]
Ratio of net investment income
to average net assets (%)	1.13[r]
Portfolio turnover (%)	32[m]

See notes to financial statements

Intrinsic Value Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.07
Net realized and unrealized
gain on investments	2.85
Total from investment operations	2.92
Less distributions
From net investment income	(0.06)
From net realized gain	(0.22)
(0.28)
Net asset value, end of period	$22.64
Total return (%)	14.61[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.04[r]
Ratio of gross expenses to average
net assets (%)	9.00[p,r]
Ratio of net investment income
to average net assets (%)	0.42[r]
Portfolio turnover (%)	32[m]

See notes to financial statements

Intrinsic Value Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	2.86
Total from investment operations	2.92
Less distributions
From net investment income	(0.06)
From net realized gain	(0.22)
(0.28)
Net asset value, end of period	$22.64
Total return (%)	14.61[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.04[r]
Ratio of gross expenses to average
net assets (%)	10.08[p,r]
Ratio of net investment income
to average net assets (%)	0.37[r]
Portfolio turnover (%)	32[m]

See notes to financial statements

Intrinsic Value Fund

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.24
Net realized and unrealized
gain on investments	2.86
Total from investment operations	3.10
Less distributions
From net investment income	(0.18)
From net realized gain	(0.22)
(0.40)
Net asset value, end of period	$22.70
Total return (%)	15.50[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	0.95[r]
Ratio of gross expenses to average
net assets (%)	17.60[p,r]
Ratio of net investment income
to average net assets (%)	1.53[r]
Portfolio turnover (%)	32[m]

See notes to financial statements

Intrinsic Value Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.12
Net realized and unrealized
gain on investments	2.85
Total from investment operations	2.97
Less distributions
From net investment income	(0.12)
From net realized gain	(0.22)
(0.34)
Net asset value, end of period	$22.63
Total return (%)	14.88[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.69[r]
Ratio of gross expenses to average
net assets (%)	20.85[p,r]
Ratio of net investment income
to average net assets (%)	0.78[r]
Portfolio turnover (%)	32[m]

See notes to financial statements

Intrinsic Value Fund

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.25
Net realized and unrealized
gain on investments	2.85
Total from investment operations	3.10
Less distributions
From net investment income	(0.18)
From net realized gain	(0.22)
(0.40)
Net asset value, end of period	$22.70
Total return (%)	15.53[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	0.90[r]
Ratio of gross expenses to average
net assets (%)	1.44[p,r]
Ratio of net investment income
to average net assets (%)	1.58[r]
Portfolio turnover (%)	32[m]

a Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.

h Based on the average of the shares outstanding.

i Less than $500,000.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

See notes to financial statements

Intrinsic Value Fund

25

Notes to financial statements

1. Organization

John Hancock Intrinsic Value Fund (the “Fund”) is a newly organized non-diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940 as amended, (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which

Intrinsic Value Fund

26

they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven

Intrinsic Value Fund

27

days with domestic dealers, banks or other financial institutions deemed to be credit-worthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and
related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class.

Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Intrinsic Value Fund

28

The following is a summary of open futures contracts on February 28, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

S&P 500 Index	1	Long	Mar 2007	($3,357)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $270,360 and long-term capital gains $31,463. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2007, the components of distributable earnings on a tax basis included $377,374 of undistributed ordinary income and $682 of undistributed long-term gain.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net

Intrinsic Value Fund

29

assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Intrinsic Value Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by John Hancock Distributors, LLC. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I, 1.45% for Class R1 and 0.90% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $72,538, $15,706, $15,412, $14,603, $15,192 and $431 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the period ended February 28, 2007. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative shares of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended February 28, 2007, the Fund was informed that the Distributor received net up-front sales charges of $73,651 with regard to sales of Class A shares. Of this amount, $9,376 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $63,595 was paid as sales commissions to unrelated broker-dealers and $680 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed

Intrinsic Value Fund

30

within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by JH Funds amounted to $5 for Class B shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended February 28, 2007.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

	Distribution and	Transfer		Printing and
Share class	service fees	agent	Blue sky	postage

Class A	$36,720	$8,089	$14,320	$8,743
Class B	2,249	450	14,078	431
Class C	1,911	382	14,078	134
Class I	—	44	14,077	92
Class R1[a]	591	41	14,077	723
Class 1	40	—	—	1
Total	$41,511	$9,006	$70,630	$10,124

a Effective 11-6-06, the Board of Trustees elected to change the name of Class R to Class R1.

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate

Intrinsic Value Fund

31

plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended February 28, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended February 28, 2007, were as follows:

		Period ended 2-28-07[a]
	Shares	Amount

Class A shares

Sold	838,725	$17,032,947
Distributions reinvested	12,374	281,144
Repurchased	(4,497)	(101,945)
Net increase	846,602	$17,212,146

Class B shares

Sold	25,686	$554,475
Distributions reinvested	201	4,563
Repurchased	(5,219)	(119,072)
Net increase	20,668	$439,966

Class C shares

Sold	23,486	$503,103
Distributions reinvested	135	3,064
Repurchased	(10,948)	(251,638)
Net increase	12,673	$254,529

Class I shares

Sold	5,547	$111,000
Distributions reinvested	98	2,226
Net increase	5,645	$113,226

Class R1 shares

Sold	5,033	$100,750
Distributions reinvested	76	1,738
Net increase	5,109	$102,488

Class 1 shares

Sold	5,000	$100,000
Distributions reinvested	90	2,033
Net increase	5,090	$102,033

Net increase	895,787	$18,224,388

aPeriod from 6-12-06 (commencement of operations) to 2-28-07.

Intrinsic Value Fund

32

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $22,828,172 and $5,553,625, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $18,558,932. Gross unrealized appreciation and depreciation of investments aggregated $1,859,355 and $138,160, respectively, resulting in net unrealized appreciation of $1,721,195.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reclassification of accounts

During the period ended February 28, 2007, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $12,409 and a decrease in capital paid-in of $12,409. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for non-deductible 12b-1 fees. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Intrinsic Value Fund

33

Auditors’ report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Intrinsic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Intrinsic Value Fund (the “Fund”) at February 28, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period June 12, 2006 (commencement of operations) through February 28, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 28, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

34

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2007.

The Fund has designated distributions to shareholders of $31,463 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2007, 44.01% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2006	66

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2006	66

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2006	66

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

36

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66

Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

37

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272

President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

38

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

	5100A	2/07
This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.		4/07

John Hancock MUTUAL FUNDS

John Hancock
# Value Opportunities Fund

**Annual Report**
2.28.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 22

Notes to financial
statements
page 31

Trustees and officers
page 41

For more information
page 48

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 11.97% for the year ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of stocks in the Index (“small- and mid-cap companies.”)

Since inception

►The Fund posted double-digit gains, but trailed the Russell 2500 Value Index against a backdrop of rising share prices and investors’ preference for cheap stocks.

► The market rally was fueled in part by the Fed’s decision to keep short-term interest rates steady and by falling energy prices.

► Market volatility was evident at the beginning of the period, diminished to near-record-low levels during the rally, and returned as the period came to a close.

Top 10 holdings

Liz Claiborne, Inc.	1.6%	Tyson Foods, Inc. – Class A	1.2%

Dollar Tree Stores, Inc.	1.5%	NBTY, Inc.	1.2%

SUPERVALU, Inc.	1.3%	PMI Group, Inc.	1.1%

Old Republic International Corp.	1.2%	King Pharmaceuticals, Inc.	1.0%

CenturyTel, Inc.	1.2%	First American Corp.	1.0%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock

Value Opportunities Fund

U.S. stocks enjoyed solid performance during the review period, which began in June 2006 in the midst of a market correction triggered by the Federal Reserve Board’s hawkish comments about inflation and fears of a longer-than-anticipated cycle of interest rate hikes. Rising energy prices were another factor adding to the negative investor sentiment early in the period.

As the summer progressed, however, the prospects for both interest rates and energy prices improved. Inflationary pressures eased a bit and more data emerged indicating a slowing U.S. economy, prompting the Fed to leave interest rates unchanged in August after 17 consecutive 0.25% increases. At subsequent meetings in September, November, December and January, the Fed reaffirmed its stand-pat position. At the same time, energy prices registered substantial declines. In response, the market embarked on a rally that began in July and continued almost through the end of February.

The rally was characterized by extremely low share price volatility and investors’ preference for stocks with low price-to-book value (P/B) or price-to-earnings (P/E) ratios, as evidenced by the dramatic outperformance of the Fund’s benchmark, Russell 2500 Value Index, over the Russell 2500 Growth Index. Corporate profits continued to grow at a healthy pace and, while short-term interest rates were higher than they

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

NBTY	▲	Strong fiscal first-quarter earnings growth

Goodyear Tire &	▲	Settled strike
Rubber

Group 1	▲	Disappointing fourth-quarter results
Automotive

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO) Portfolio
Management Team

had been prior to the Fed’s tightening moves, access to capital remained relatively unhindered. However, on the second-to-last trading day of the period, volatility returned with a vengeance, as the Dow Jones Industrial Average and the Russell 2500 Value Index each fell by more than 3%. It was the Dow’s worst one-day percentage loss since 2003, leaving many investors wondering if the long run of benign market conditions had come to an end.

“U.S. stocks enjoyed solid
performance during the
review period...”

Looking at performance

From their inception on June 12, 2006, through February 28, 2007, John Hancock Value Opportunities Fund’s Class A, Class B, Class C, Class I, Class R1 and Class 1 shares returned 13.06%, 12.54%, 12.54%, 13.42%, 12.80% and 13.44%, respectively, at net asset value. By comparison, the Russell 2500 Value Index returned 16.33%, while the average mid-cap value fund monitored by Morningstar, Inc. gained 18.00% in the same period.a Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions.

The market environment proved challenging to both of our primary stock selection tools — valuation and momentum. Valuation, which determines the majority of this Fund’s assets, accounted for most of the performance shortfall. During the period, investors wanted cheap stocks on a P/B or P/E basis, whereas our valuation discipline seeks out stocks selling at a significant discount from their intrinsic value. The difference is that our methodology encompasses various yardsticks of quality, such as stability of earnings, leverage and long-term profitability. Over the longer term, the market has rewarded an emphasis on quality stocks acquired at a discount,

Value Opportunities Fund

3

but over shorter periods of time, investors sometimes spurn quality in favor of low prices, concept stocks or other fads.

Our momentum criteria are designed to identify stocks that have performed well recently and appear poised to continue outperforming. That said, although the broader earnings environment was favorable and the market rose for most of the period, our momentum strategy rotated out of low P/B and low P/E stocks after they plummeted during the market’s early summer correction. Consequently, the strategy underperformed when the market shifted back toward these stocks as the market recovered.

Construction and financial sectors limit gains

The two sectors detracting most from performance during the period were construction and financial. Stock selection hampered our results in both sectors, along with an overweighting in the latter group. Among individual holdings, Group 1 Automotive, Inc. was the top detractor. The share price of the auto retailer sank near the end of the period after it reported a decline in net income for the fourth quarter tied to a one-time charge and a decline in sales of Ford vehicles. In the financial sector, detractor Fremont General Corp. delayed releasing its fourth-quarter results amid intensifying concerns about the subprime lending space due to a growing number of delinquencies and defaults. These factors also drove down the stock of Radian Group, Inc., which provides credit protection services for lenders. Other detractors included telecommunications networking equipment maker Tellabs, Inc., which we sold during the period, and Furniture Brands International, Inc., a seller of home furnishings.

SECTOR DISTRIBUTION[b]

Consumer, cyclical	30%
Financial	27%
Consumer, non-cyclical	19%
Industrial	10%
Communications	3%
Basic materials	3%
Technology	2%
Utilities	2%

Automotive, food and beverage add value

On the positive side, the Fund received a modest performance boost from the automotive sector, as well as from the food and beverage sector. The latter included the Fund’s top contributor, nutritional supplement maker NBTY, Inc., which was attractive on the basis of both valuation and momentum. The stock’s advance was fueled in part by strong fiscal first-quarter earnings attributed to rising revenues, manufacturing efficiency improvements and reduced costs. Also boosting performance was tire maker Goodyear Tire & Rubber Company, whose

Value Opportunities Fund

4

shares moved higher in December when the company settled a 12-week strike and announced a deal with its labor union that would result in significant cost savings through 2009.

“The two sectors detracting
most from performance during
the period were construction
and financial.”

While the retail sector had a slightly negative impact on performance overall, we were rewarded for significantly overweighting the group, which included two of the Fund’s best contributors: Ingles Markets, Inc. and Dollar Tree Stores, Inc. Lastly, restaurant chain Jack in the Box, Inc. trended higher for much of the period, aided in part by record earnings for its first quarter ending in January 2007.

Outlook

The plunge in share prices near the end of the period raises the possibility that the era of low volatility might be coming to an end. Likewise, the mean-reverting nature of corporate profitability and access to capital indicate that challenges in those areas could lie in the market’s future. Against this backdrop, we believe the Fund’s emphasis on buying quality stocks below their intrinsic value— together with its focus on momentum opportunities — positions it well to face the remainder of 2007 and beyond.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

b As a percentage of net assets on February 28, 2007.

Value Opportunities Fund

5

A look at performance

For the period ended February 28, 2007

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	6-12-06	7.42%

B	6-12-06	7.54

C	6-12-06	11.54

Ia	6-12-06	13.42

R1[a]	6-12-06	12.80

1[a]	6-12-06	13.44

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Value Opportunities Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Value Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,254	$10,754	$11,633

C	6-12-06	11,254	11,154	11,633

Ib	6-12-06	11,342	11,342	11,633

R1[b]	6-12-06	11,280	11,280	11,633

1[b]	6-12-06	11,344	11,344	11,633

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of February 28, 2007.  Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

a NAV represents net asset value and POP represents public offering price.

b For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Value Opportunities Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,113.30	$7.28

Class B	1,000.00	1,109.83	10.93

Class C	1,000.00	1,109.83	10.93

Class I	1,000.00	1,115.27	5.19

Class R1	1,000.00	1,111.91	9.11

Class 1	1,000.00	1,116.03	4.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Value Opportunities Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,017.90	$6.95

Class B	1,000.00	1,014.43	10.44

Class C	1,000.00	1,014.43	10.44

Class I	1,000.00	1,019.89	4.96

Class R1	1,000.00	1,016.17	8.70

Class 1	1,000.00	1,020.13	4.71

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.09%, 2.09%, 0.99%, 1.74% and 0.94% for Class A, Class B and Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by number of days in the period/365 or 366 (to reflect the one-half year period).

Value Opportunities Fund

9

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 2-28-07

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.08%		$21,321,457
(Cost $19,503,604)

Aerospace 0.53%		118,618

Alliant Techsystems, Inc. *	900	77,896

Armor Holdings, Inc. *	200	12,738

Curtiss Wright Corp.	800	27,984

Air Freight 0.18%		39,765

ExpressJet Holdings, Inc. *	5,500	39,765

Aluminum 0.09%		19,086

Superior Essex, Inc. *	600	19,086

Apparel & Textiles 4.48%		994,582

Brown Shoe, Inc.	900	46,170

Columbia Sportswear Company	2,400	152,568

Jones Apparel Group, Inc.	6,300	207,396

Kellwood Company	2,100	66,213

K-Swiss, Inc., Class A	1,200	33,828

Liz Claiborne, Inc.	8,000	360,000

Phillips-Van Heusen Corp.	200	10,968

Stride Rite Corp.	1,000	16,150

Timberland Company, Class A *	2,200	59,664

Wolverine World Wide, Inc.	1,500	41,625

Auto Parts 1.83%		407,094

American Axle & Manufacturing Holdings, Inc.	2,100	51,513

ArvinMeritor, Inc.	4,500	82,170

BorgWarner, Inc.	1,000	73,640

O’Reilly Automotive, Inc. *	1,800	61,974

Superior Industries International, Inc.	3,300	70,785

TRW Automotive Holdings Corp. *	2,200	67,012

Auto Services 0.89%		196,561

AutoNation, Inc. *	6,000	131,760

Copart, Inc. *	1,100	32,395

Lithia Motors, Inc., Class A	1,100	32,406

See notes to financial statements

Value Opportunities Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Automobiles 1.47%		$325,338

Asbury Automotive Group, Inc.	700	18,697

Group 1 Automotive, Inc.	2,900	134,183

Tenneco, Inc. *	500	12,150

United Auto Group, Inc.	7,300	160,308

Banking 8.66%		1,922,205

AMCORE Financial, Inc.	300	9,813

Anchor BanCorp Wisconsin, Inc.	1,200	33,924

Associated Banc-Corp.	2,500	86,450

Astoria Financial Corp.	4,400	124,388

BancFirst Corp.	200	9,402

BancorpSouth, Inc.	2,700	67,230

BankUnited Financial Corp., Class A	600	14,652

Banner Corp.	200	8,342

Cathay General Bancorp, Inc.	300	10,179

Chemical Financial Corp.	600	17,400

Chittenden Corp.	300	9,177

Citizens Banking Corp.	1,200	27,240

City National Corp.	900	64,962

Commerce Bancshares, Inc.	1,585	78,378

Cullen Frost Bankers, Inc.	200	10,816

Dime Community Bancorp, Inc.	800	10,056

Downey Financial Corp.	1,500	98,310

First Citizens Bancshares, Inc.	100	20,952

First Horizon National Corp.	4,800	207,120

First Indiana Corp.	600	13,206

FirstFed Financial Corp. *	900	51,480

FirstMerit Corp.	2,300	49,335

Flagstar Bancorp, Inc.	2,800	38,752

Greater Bay Bancorp	2,500	67,000

Hancock Holding Company	800	35,656

International Bancshares Corp.	400	11,672

ITLA Capital Corp.	500	25,810

MAF Bancorp, Inc.	1,000	44,250

Mercantile Bankshares Corp.	700	32,956

New York Community Bancorp, Inc.	4,400	73,656

Old National Bancorp	400	7,296

Pacific Capital Bancorp	1,100	34,650

Park National Corp.	100	9,327

Sky Financial Group, Inc.	400	11,244

Sterling Bancshares, Inc.	1,500	17,340

TCF Financial Corp.	5,200	137,488

Trustmark Corp.	2,800	80,080

United Bankshares, Inc.	400	14,228

Valley National Bancorp	1,300	32,734

See notes to financial statements

Value Opportunities Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Banking (continued)

Washington Federal, Inc.	1,900	$45,182

Webster Financial Corp.	1,000	49,390

Westamerica Bancorp	800	39,280

Whitney Holding Corp.	1,000	31,720

Wilmington Trust Corp.	1,400	59,682

Biotechnology 0.23%		50,320

Applera Corp.	900	27,792

Techne Corp. *	400	22,528

Broadcasting 0.13%		28,686

Westwood One, Inc.	4,200	28,686

Building Materials & Construction 0.73%		161,938

Dycom Industries, Inc. *	1,500	37,500

EMCOR Group, Inc. *	1,700	102,102

NCI Building Systems, Inc. *	400	22,336

Business Services 3.37%		747,399

Black Box Corp.	400	15,152

CDI Corp.	500	13,330

Convergys Corp. *	4,400	113,168

Deluxe Corp.	4,000	123,480

FactSet Research Systems, Inc.	900	54,774

Insight Enterprises, Inc. *	2,000	38,640

Kelly Services, Inc., Class A	1,300	40,001

Lightbridge, Inc. *	1,100	17,754

Manpower, Inc.	2,700	200,610

MAXIMUS, Inc.	100	3,014

MPS Group, Inc. *	1,900	27,208

Paxar Corp. *	400	9,212

Perot Systems Corp., Class A *	600	10,092

Scansource, Inc. *	600	16,596

Sonicwall, Inc. *	3,000	26,160

Total Systems Services, Inc.	300	9,366

Watson Wyatt Worldwide, Inc., Class A	600	28,842

Cellular Communications 0.40%		89,104

Telephone & Data Systems, Inc.	1,600	89,104

Chemicals 2.09%		464,500

A. Schulman, Inc.	500	10,545

Airgas, Inc.	100	4,127

Albemarle Corp.	1,500	122,775

Ashland, Inc.	500	32,790

Eastman Chemical Company	600	35,472

FMC Corp.	200	14,714

H.B. Fuller Company	1,400	34,958

Hercules, Inc. *	2,400	48,384

See notes to financial statements

Value Opportunities Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Chemicals (continued)

PolyOne Corp. *	2,200	$14,762

Sensient Technologies Corp.	3,300	80,817

Sigma-Aldrich Corp.	400	16,400

Stepan Company	700	18,935

Valspar Corp.	1,100	29,821

Colleges & Universities 1.05%		232,446

Career Education Corp. *	3,400	100,572

Corinthian Colleges, Inc. *	2,000	27,900

ITT Educational Services, Inc. *	1,300	103,974

Commercial Services 0.07%		14,634

Vertrue, Inc. *	300	14,634

Computers & Business Equipment 2.58%		573,470

Avocent Corp. *	600	19,098

Benchmark Electronics, Inc. *	900	19,332

CACI International, Inc., Class A *	200	9,300

CDW Corp.	1,900	117,952

Diebold, Inc.	1,100	52,107

EMS Technologies, Inc. *	400	8,012

Ingram Micro, Inc., Class A *	8,300	161,269

Tech Data Corp. *	5,000	186,400

Construction Materials 0.81%		178,721

Ameron International Corp.	600	44,328

Comfort Systems USA, Inc.	600	8,166

Louisiana-Pacific Corp.	2,500	51,600

Simpson Manufacturing Company, Inc.	900	29,898

Standex International Corp.	300	8,448

Universal Forest Products, Inc.	700	36,281

Containers & Glass 1.02%		226,827

Bemis Company, Inc.	2,300	76,199

Greif, Inc., Class A	400	46,972

Sonoco Products Company	2,800	103,656

Correctional Facilities 0.09%		20,944

Corrections Corp. of America *	400	20,944

Cosmetics & Toiletries 0.81%		179,307

Alberto-Culver Company	2,700	59,805

Chattem, Inc. *	200	10,674

Estee Lauder Companies, Inc., Class A	1,100	52,668

International Flavors & Fragrances, Inc.	1,200	56,160

Domestic Oil 0.20%		43,356

Houston Exploration Company *	300	15,726

Stone Energy Corp. *	900	27,630

Drugs & Health Care 0.17%		37,392

Molina Healthcare, Inc. *	1,200	37,392

See notes to financial statements

Value Opportunities Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Electrical Equipment 0.71%		$157,009

A.O. Smith Corp.	400	15,468

Anixter International, Inc. *	400	24,800

Baldor Electric Company	400	14,560

Hubbell, Inc., Class B	600	28,980

Littelfuse, Inc. *	900	33,147

Tektronix, Inc.	1,400	40,054

Electrical Utilities 1.42%		316,156

Alliant Corp.	1,000	41,820

CenterPoint Energy, Inc.	3,800	67,792

IDACORP, Inc.	800	27,872

NSTAR	1,000	34,210

OGE Energy Corp.	1,400	54,054

Otter Tail Corp.	300	9,816

Pepco Holdings, Inc.	1,200	31,944

Pinnacle West Capital Corp.	300	14,226

Reliant Energy, Inc. *	1,400	23,674

Westar Energy, Inc.	400	10,748

Electronics 0.96%		211,940

Arrow Electronics, Inc. *	500	19,160

Avnet, Inc. *	1,900	69,483

AVX Corp.	1,000	15,280

Belden CDT, Inc.	300	13,911

Mentor Graphics Corp. *	1,700	28,713

Technitrol, Inc.	1,300	28,587

Teleflex, Inc.	100	6,692

Thomas & Betts Corp. *	200	10,164

Vishay Intertechnology, Inc. *	1,400	19,950

Energy 0.08%		17,297

Energy East Corp.	700	17,297

Financial Services 2.98%		661,717

A.G. Edwards, Inc.	700	44,947

American Capital Strategies, Ltd.	1,000	44,480

AmeriCredit Corp. *	3,200	78,144

Delphi Financial Group, Inc.	900	35,361

Federal Agricultural Mortgage Corp., Class C	600	15,360

Fremont General Corp.	3,100	27,280

IndyMac Bancorp, Inc.	2,200	75,526

Investors Financial Services Corp.	800	46,832

Irwin Financial Corp.	600	12,396

Janus Capital Group, Inc.	1,100	23,375

Jefferies Group, Inc.	1,900	51,395

Knight Capital Group, Inc. *	3,100	49,011

MoneyGram International, Inc.	1,700	51,102

Ocwen Financial Corp. *	600	6,978

See notes to financial statements

Value Opportunities Fund

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Financial Services (continued)

Raymond James Financial, Inc.	1,700	$51,170

SEI Investments Company	800	48,360

Food & Beverages 3.57%		792,585

Corn Products International, Inc.	1,900	60,743

Del Monte Foods Company	3,300	37,950

Hormel Foods Corp.	2,400	87,600

McCormick & Company, Inc.	1,500	57,435

Performance Food Group Company *	3,100	91,357

Pilgrim’s Pride Corp.	300	9,192

Ralcorp Holdings, Inc. *	700	40,614

Sanderson Farms, Inc.	900	29,115

Smithfield Foods, Inc. *	2,900	84,709

The J.M. Smucker Company	700	34,720

Tyson Foods, Inc., Class A	14,200	259,150

Furniture & Fixtures 1.54%		342,346

American Woodmark Corp.	400	15,896

Ethan Allen Interiors, Inc.	2,000	73,720

Furniture Brands International, Inc.	4,900	78,596

Kimball International, Inc., Class B	400	8,412

La-Z-Boy, Inc.	4,600	63,296

Leggett & Platt, Inc.	4,300	102,426

Gas & Pipeline Utilities 0.21%		45,826

ONEOK, Inc.	1,100	45,826

Healthcare Products 1.29%		285,699

DENTSPLY International, Inc.	900	28,386

Hillenbrand Industries, Inc.	500	29,900

IDEXX Laboratories, Inc. *	700	60,326

Owens & Minor, Inc.	2,500	82,425

Patterson Companies, Inc. *	1,300	43,394

Respironics, Inc. *	600	24,582

Zoll Medical Corp. *	600	16,686

Healthcare Services 1.81%		402,221

AMERIGROUP Corp. *	1,800	59,544

Apria Healthcare Group, Inc. *	2,700	85,995

Health Net, Inc. *	400	21,388

Kindred Healthcare, Inc. *	1,600	52,672

Lincare Holdings, Inc. *	2,800	109,340

Magellan Health Services, Inc. *	200	8,362

Pediatrix Medical Group, Inc. *	1,200	64,920

Homebuilders 2.38%		528,624

Beazer Homes USA, Inc.	900	35,514

Hovnanian Enterprises, Inc., Class A *	900	27,990

KB Home	1,300	64,480

See notes to financial statements

Value Opportunities Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Homebuilders (continued)

M.D.C. Holdings, Inc.	2,100	$107,226

M/I Homes, Inc.	2,000	62,860

NVR, Inc. *	100	67,700

Ryland Group, Inc.	1,700	81,889

Standard Pacific Corp.	1,300	33,189

Toll Brothers, Inc. *	1,600	47,776

Hotels & Restaurants 3.00%		666,000

Applebee’s International, Inc.	2,200	56,232

Bob Evans Farms, Inc.	300	10,848

Brinker International, Inc.	3,000	102,030

CBRL Group, Inc.	1,800	83,988

CEC Entertainment, Inc. *	900	38,376

Jack in the Box, Inc. *	2,500	170,850

O’Charley’s, Inc. *	1,200	25,164

OSI Restaurant Partners, Inc.	1,700	68,000

Papa Johns International, Inc. *	1,000	29,530

RARE Hospitality International, Inc. *	1,200	37,032

Ruby Tuesday, Inc.	1,500	43,950

Household Products 1.21%		267,807

Blyth, Inc.	3,900	79,950

Church & Dwight, Inc.	400	19,180

Energizer Holdings, Inc. *	1,500	128,880

Tupperware Brands Corp.	1,700	39,797

Industrial Machinery 1.01%		223,659

AGCO Corp. *	2,700	97,875

Cummins, Inc.	100	13,468

Lincoln Electric Holdings, Inc.	600	37,440

NACCO Industries, Inc., Class A	200	25,686

Robbins & Myers, Inc.	200	7,834

Rofin Sinar Technologies, Inc. *	200	12,028

Tennant Company	400	12,312

Valmont Industries, Inc.	300	17,016

Industrials 0.48%		106,982

Crane Company	2,500	95,225

Lawson Products, Inc.	300	11,757

Insurance 12.48%		2,770,124

Alfa Corp.	700	12,747

American Financial Group, Inc.	5,700	199,500

American National Insurance Company	200	25,450

Brown & Brown, Inc.	2,000	56,300

Commerce Group, Inc.	5,000	143,350

Donegal Group, Inc.	400	6,864

Erie Indemnity Company, Class A	1,400	75,474

FBL Financial Group, Inc., Class A	600	23,358

See notes to financial statements

Value Opportunities Fund

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Insurance (continued)

First American Corp.	4,600	$216,890

Great American Financial Resources, Inc.	600	15,024

Hanover Insurance Group, Inc.	400	18,788

Harleysville Group, Inc.	300	9,753

HCC Insurance Holdings, Inc.	100	3,135

Hilb, Rogal and Hamilton Company	600	27,180

Kansas City Life Insurance Company	200	9,020

LandAmerica Financial Group, Inc.	1,600	111,312

Mercury General Corp.	2,000	106,600

National Western Life Insurance Company, Class A *	200	45,588

Nationwide Financial Services, Inc., Class A	3,300	176,880

Odyssey Re Holdings Corp.	600	23,376

Ohio Casualty Corp.	600	17,892

Old Republic International Corp.	11,900	265,608

Philadelphia Consolidated Holding Corp. *	1,200	55,092

PMI Group, Inc.	5,100	239,037

Presidential Life Corp.	500	10,210

Protective Life Corp.	2,900	128,789

Radian Group, Inc.	2,600	149,370

Reinsurance Group of America, Inc.	3,000	171,240

Safety Insurance Group, Inc.	400	16,988

Selective Insurance Group, Inc.	1,000	24,440

Stancorp Financial Group, Inc.	2,000	96,400

Stewart Information Services Corp.	1,800	73,080

Transatlantic Holdings, Inc.	1,300	85,930

Triad Guaranty, Inc. *	1,400	63,644

United Fire & Casualty Company	300	10,395

W.R. Berkley Corp.	1,700	55,420

Internet Software 0.09%		20,815

TIBCO Software, Inc. *	2,300	20,815

Investment Companies 0.07%		15,160

MCG Capital Corp.	800	15,160

Leisure Time 0.61%		136,045

Brunswick Corp.	2,700	88,155

Polaris Industries, Inc.	1,000	47,890

Life Sciences 0.14%		31,790

Pharmaceutical Product Development, Inc.	1,000	31,790

Manufacturing 0.86%		189,942

Acuity Brands, Inc.	400	22,160

Kaydon Corp.	300	13,011

Lancaster Colony Corp.	600	25,410

Nordson Corp.	400	19,512

Snap-on, Inc.	300	15,030

See notes to financial statements

Value Opportunities Fund

17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Manufacturing (continued)

SPX Corp.	800	$55,920
Stanley Works	700	38,899

Medical–Hospitals 0.61%		135,696

Lifepoint Hospitals, Inc. *	300	10,980

Tenet Healthcare Corp. *	6,400	43,712

Universal Health Services, Inc., Class B	1,400	81,004

Metal & Metal Products 0.58%		129,395

Mueller Industries, Inc.	1,400	41,720

Quanex Corp.	300	11,727

Reliance Steel & Aluminum Company	1,100	50,226

Timken Company	900	25,722

Mobile Homes 0.48%		106,444

Thor Industries, Inc.	2,000	83,680

Winnebago Industries, Inc.	700	22,764

Newspapers 0.50%		111,664

Lee Enterprises, Inc.	400	12,744

The New York Times Company, Class A	4,000	98,920

Office Furnishings & Supplies 1.15%		256,010

Global Imaging Systems, Inc. *	1,800	36,126

IKON Office Solutions, Inc.	3,300	46,134

OfficeMax, Inc.	2,500	129,750

United Stationers, Inc. *	800	44,000

Paper 0.26%		57,696

Rock-Tenn Company, Class A	400	12,988

Smurfit-Stone Container Corp. *	1,200	14,808

Temple-Inland, Inc.	500	29,900

Petroleum Services 0.20%		45,008

Tesoro Petroleum Corp.	200	18,228

Universal Compression Holdings, Inc. *	400	26,780

Pharmaceuticals 1.01%		223,800

King Pharmaceuticals, Inc. *	12,000	223,800

Plastics 0.08%		18,536

Spartech Corp.	700	18,536

Publishing 0.31%		68,440

Consolidated Graphics, Inc. *	400	28,504

Valassis Communications, Inc. *	2,400	39,936

Railroads & Equipment 0.13%		27,696

GATX Corp.	600	27,696

Real Estate 3.20%		710,853

American Home Mortgage Investment Corp., REIT	2,200	60,170

Annaly Mortgage Management, Inc., REIT	7,400	103,748

Anthracite Capital, Inc., REIT	700	8,757

Anworth Mortgage Asset Corp., REIT	1,900	16,891

See notes to financial statements

Value Opportunities Fund

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Real Estate (continued)

Apartment Investment & Management Company, Class A, REIT	1,100	$64,746

Entertainment Properties Trust, REIT	400	26,200

Health Care Property Investors, Inc., REIT	300	11,031

Impac Mortgage Holdings, Inc., REIT	2,500	16,450

iStar Financial, Inc., REIT	1,700	81,345

Mack-California Realty Corp., REIT	400	20,672

MFA Mortgage Investments, Inc., REIT	1,900	14,079

New Century Financial Corp., REIT	1,800	27,540

Newcastle Investment Corp., REIT	600	17,700

Redwood Trust, Inc., REIT	1,800	97,200

Thornburg Mortgage, Inc., REIT	5,700	144,324

Retail Grocery 2.41%		533,920

Ingles Markets, Inc.	1,900	72,542

Nash-Finch Company	1,200	36,072

Ruddick Corp.	2,300	65,159

Smart & Final, Inc. *	1,900	40,755

SUPERVALU, Inc.	7,700	284,592

Weis Markets, Inc.	800	34,800

Retail Trade 10.44%		2,316,227

99 Cents Only Stores *	1,600	23,888

Abercrombie & Fitch Company, Class A	300	23,451

American Eagle Outfitters, Inc.	900	27,945

Big Lots, Inc. *	3,400	85,102

BJ’s Wholesale Club, Inc. *	3,600	116,208

Borders Group, Inc.	1,000	21,380

Casey’s General Stores, Inc.	700	17,507

Cash America International, Inc.	500	20,305

Cato Corp., Class A	600	13,116

Circuit City Stores, Inc.	800	15,224

Claire’s Stores, Inc.	1,000	32,140

Dillard’s, Inc., Class A	1,800	60,120

Dollar General Corp.	4,400	74,272

Dollar Tree Stores, Inc. *	9,600	327,456

Family Dollar Stores, Inc.	7,000	202,790

Foot Locker, Inc.	3,400	77,248

Fossil, Inc. *	3,500	94,220

Longs Drug Stores Corp.	800	36,848

NBTY, Inc. *	5,300	258,004

Pacific Sunwear of California, Inc. *	1,900	34,200

Payless ShoeSource, Inc. *	600	18,540

Pier 1 Imports, Inc.	2,500	16,975

RadioShack Corp.	2,900	72,413

Regis Corp.	1,600	67,328

Rent-A-Center, Inc. *	6,000	169,920

See notes to financial statements

Value Opportunities Fund

19

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Retail Trade (continued)

Rite Aid Corp. *	14,800	$88,356

Ross Stores, Inc.	1,100	36,047

Sonic Automotive, Inc.	2,800	82,320

Talbots, Inc.	1,600	40,384

The Buckle, Inc.	900	31,032

Tween Brands, Inc. *	1,000	35,850

United Rentals, Inc. *	1,500	42,870

Williams-Sonoma, Inc.	800	27,008

Zale Corp. *	1,000	25,760

Sanitary Services 0.10%		21,794

Allied Waste Industries, Inc. *	1,700	21,794

Semiconductors 0.28%		61,180

Novellus Systems, Inc. *	1,900	61,180

Software 0.40%		89,240

BEA Systems, Inc. *	200	2,386

Citrix Systems, Inc. *	1,600	51,520

EPIQ Systems, Inc. *	600	10,638

Keane, Inc. *	1,800	24,696

Steel 0.13%		29,880

Worthington Industries, Inc.	1,500	29,880

Telecommunications Equipment & Services 0.43%		94,583

CT Communications, Inc.	900	21,213

Polycom, Inc. *	2,300	73,370

Telephone 1.23%		273,650

Atlantic Tele-Network, Inc.	500	14,100

CenturyTel, Inc.	5,800	259,550

Tires & Rubber 0.44%		98,480

Goodyear Tire & Rubber Company *	4,000	98,480

Tobacco 0.35%		78,015

Schweitzer Mauduit International, Inc.	400	9,544

Universal Corp.	1,300	68,471

Toys, Amusements & Sporting Goods 0.30%		67,496

Hasbro, Inc.	1,600	45,264

Marvel Entertainment, Inc. *	800	22,232

Transportation 0.61%		135,064

Overseas Shipholding Group, Inc.	1,600	96,928

Saia, Inc. *	1,400	38,136

Travel Services 0.47%		103,456

Sabre Holdings Corp.	3,200	103,456

Trucking & Freight 1.20%		265,197

Arkansas Best Corp.	1,900	74,993

Navistar International Corp. *	1,200	48,660

See notes to financial statements

Value Opportunities Fund

20

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Trucking & Freight (continued)

Ryder Systems, Inc.	1,400	$72,016

Swift Transportation, Inc. *	1,600	49,264

Werner Enterprises, Inc.	600	11,568

YRC Worldwide, Inc. *	200	8,696

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 3.75%		$833,000
(Cost $833,000)
Repurchase Agreement with State Street Corp.
dated 02/28/2007 at 4.60% to be repurchased
at $833,106 on 03/01/2007, collateralized by
$785,000 Federal Home Loan Bank, 5.75%
due 06/12/2026 (Valued at $852,706,
including interest) (c)	$833,000	833,000

Total investments (Cost $20,336,604) 99.83%		$22,154,457

Other assets in excess of liabilities 0.17%		37,678

Total net assets 100.00%		$22,192,135

REIT Real Estate Investment Trust

* Non-income producing.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

Value Opportunities Fund

21

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $19,503,604)	$21,321,457
Repurchase agreement, at value (Cost $833,000)	833,000
Cash	662
Cash segregated for futures contracts	40,000
Receivable for fund shares sold	36,537
Dividends and interest receivable	22,243
Receivable for futures variation margin	2,354
Receivable due from adviser	16,432
Other assets	3,266
Total assets	22,275,951

Liabilities

Payable for fund shares repurchased	170
Payable to affiliates
Fund administration fees	3,296
Transfer agent fees	4,653
Service fees	189
Accrued expenses	75,508
Total liabilities	83,816

Net assets

Capital paid-in	20,091,029
Accumulated undistributed net realized gain on investments and futures contracts	286,213
Unrealized appreciation on investments and futures contracts	1,814,893
Net assets	$22,192,135

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($19,897,106 ÷ 889,691 shares)	$22.36
Class B ($312,920 ÷ 14,016 shares)[a]	$22.33
Class C ($1,409,152 ÷ 63,099 shares)[a]	$22.33
Class I ($266,782 ÷ 11,917 shares)	$22.39[b]
Class R1 ($112,788 ÷ 5,054 shares)	$22.32
Class 1 ($193,387 ÷ 8,638 shares)	$22.39

Maximum public offering price per share

Class Ac (22.36 ÷ 95%)	$23.54

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

b Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on February 28, 2007.

c On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Value Opportunities Fund

22

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07a

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (including special dividends of $17,500)	$218,886
Interest	35,890
Total investment income	254,776

Expenses

Investment management fees (Note 3)	108,859
Distribution and service fees (Note 3)	46,208
Transfer agent fees (Note 3)	10,192
Fund administration fees (Note 3)	5,006
Blue sky fees (Note 3)	70,630
Audit and legal fees	49,843
Custodian fees	49,224
Printing and postage fees (Note 3)	10,500
Registration and filing fees	2,572
Trustees’ fees (Note 3)	95
Miscellaneous	283

Total expenses	353,412
Less expense reductions (Note 3)	(159,263)

Net expenses	194,149

Net investment income	60,627

Realized and unrealized gain

Net realized gain on
Investments	326,297
Futures contracts	111,248

Change in net unrealized appreciation (depreciation) of
Investments	1,817,853
Futures contracts	(2,960)

Net realized and unrealized gain	2,252,438

Increase in net assets from operations	$2,313,065

a Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Value Opportunities Fund

23

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets have changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

Period
endeda
2/28/07

Increase in net assets

From operations
Net investment income	$60,627
Net realized gain	437,545
Change in net unrealized appreciation (depreciation)	1,814,893

Increase in net assets resulting from operations	2,313,065

Distributions to shareholders
From net investment income
Class A	(70,959)
Class B	(135)
Class C	(747)
Class I	(1,369)
Class R1	(372)
Class 1	(880)
From net realized gain
Class A	(135,189)
Class B	(1,747)
Class C	(9,633)
Class I	(1,755)
Class R1	(807)
Class 1	(1,083)

Total distributions	(224,676)

From Fund share transactions	20,103,746

Net assets

Beginning of period	—

End of period	$22,192,135

a Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Value Opportunities Fund

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES

Period ended	2-28-07	[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.07	[s]
Net realized and unrealized
gain on investments	2.53
Total from investment operations	2.60
Less distributions
From net investment income	(0.08)
From net realized gain	(0.16)
	(0.24)
Net asset value, end of period	$22.36
Total return (%)	13.06	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$20
Ratio of net expenses to average
net assets (%)	1.38	[r]
Ratio of gross expenses to average
net assets (%)	2.13	[p,r]
Ratio of net investment income
to average net assets (%)	0.47	[r,s]
Portfolio turnover (%)	30	[m]

See notes to financial statements

Value Opportunities Fund

25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07	[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.01)	[s]
Net realized and unrealized
gain on investments	2.51

Total from investment operations	2.50

Less distributions
From net investment income	(0.01)
From net realized gain	(0.16)
	(0.17)
Net asset value, end of period	$22.33
Total return (%)	12.54	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—	[i]
Ratio of net expenses to average
net assets (%)	2.08	[r]
Ratio of gross expenses to average
net assets (%)	11.31	[p,r]
Ratio of net investment loss
to average net assets (%)	(0.07)	[r,s]
Portfolio turnover (%)	30	[m]

See notes to financial statements

Value Opportunities Fund

26

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07	[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.01)	[s]
Net realized and unrealized
gain on investments	2.51
Total from investment operations	2.50
Less distributions
From net investment income	(0.01)
From net realized gain	(0.16)
	(0.17)
Net asset value, end of period	$22.33
Total return (%)	12.54	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	2.08	[r]
Ratio of gross expenses to average
net assets (%)	5.09	[p,r]
Ratio of net investment loss
to average net assets (%)	(0.07)	[r,s]
Portfolio turnover (%)	30	[m]

See notes to financial statements

Value Opportunities Fund

27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07	[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.15	[s]
Net realized and unrealized
gain on investments	2.53

Total from investment operations	2.68

Less distributions
From net investment income	(0.13)
From net realized gain	(0.16)
	(0.29)
Net asset value, end of period	$22.39

Total return (%)	13.42	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—	[i]
Ratio of net expenses to average
net assets (%)	0.99	[r]
Ratio of gross expenses to average
net assets (%)	12.63	[p,r]
Ratio of net investment income
to average net assets (%)	0.96	[r,s]
Portfolio turnover (%)	30	[m]

See notes to financial statements

Value Opportunities Fund

28

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07	[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.02	[s]
Net realized and unrealized
gain on investments	2.53

Total from investment operations	2.55

Less distributions
From net investment income	(0.07)
From net realized gain	(0.16)
	(0.23)
Net asset value, end of period	$22.32
Total return (%)	12.80	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—	[i]
Ratio of net expenses to average
net assets (%)	1.73	[r]
Ratio of gross expenses to average
net assets (%)	21.69	[p,r]
Ratio of net investment income
to average net assets (%)	0.12	[r,s]
Portfolio turnover (%)	30	[m]

See notes to financial statements

Value Opportunities Fund

29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07	[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.14	[s]
Net realized and unrealized
gain on investments	2.54

Total from investment operations	2.68

Less distributions
From net investment income	(0.13)
From net realized gain	(0.16)
	(0.29)
Net asset value, end of period	$22.39
Total return (%)	13.44	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—	[i]
Ratio of net expenses to average
net assets (%)	0.94	[r]
Ratio of gross expenses to average
net assets (%)	1.67	[p,r]
Ratio of net investment income
to average net assets (%)	0.89	[r,s]
Portfolio turnover (%)	30	[m]

a Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.
h Based on the average of the shares outstanding.
i Less than $500,000.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
s Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	$0.02	0.09%

Class B	0.02	0.10

Class C	0.02	0.10

Class I	0.02	0.10

Class R1	0.02	0.09

Class 1	0.02	0.09

See notes to financial statements

Value Opportunities Fund

30

Notes to financial statements

1. Organization

John Hancock Value Opportunities Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liablity company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the

Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to the affiliated funds of funds, which are funds of funds within the John Hancock funds complex.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the

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31

last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other

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32

financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and
related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class.

Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Value Opportunities Fund

33

The following is a summary of open futures contracts on February 28, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

Russell 2000 Mini Index	6	Long	Mar 2007	($2,960)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $164,683 and long-term capital gains $59,993. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. As of February 28, 2007, the components of distributable earnings on a tax basis included $284,540 of undistributed ordinary income and $5,448 of undistributed long-term gain.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily

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34

net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Value Opportunities Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by John Hancock Distributors, LLC. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.39% for Class A, 2.09% for Class B, 2.09% for Class C, 0.99% for Class I, 1.49% for Class R1 and 0.94% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $93,419, $15,583, $19,307, $15,065, $15,255 and $634 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the period ended February 28, 2007. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative shares of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended February 28, 2007, the Fund was informed that the Distributor received net up-front sales charges of $22,515 with regard to sales of Class A shares. Of this amount, $3,302 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,171 was paid as sales commissions to unrelated broker-dealers and $42 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”) a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the

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35

current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by the Distributor amounted to $535 for Class B shares and $59 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended February 28, 2007.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$37,525	$8,475	$14,320	$8,928
Class B	1,683	337	14,078	330
Class C	6,387	1,277	14,078	416
Class I	—	64	14,077	129
Class R1	570	39	14,077	697
Class 1	43	—	—	—
Total	$46,208	$10,192	$70,630	$10,500

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% .

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36

In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets.

For the period ended February 28, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended February 28, 2007, were as follows:

		Year ended 2-28-07[a]
	Shares	Amount

Class A shares

Sold	941,272	$19,088,419
Distributions reinvested	9,278	203,273
Repurchased	(60,859)	(1,306,606)
Net increase	889,691	$17,985,086

Class B shares

Sold	21,277	$445,406
Distributions reinvested	78	1,721
Repurchased	(7,339)	(162,632)
Net increase	14,016	$284,495

Class C shares

Sold	69,790	$1,449,685
Distributions reinvested	414	9,061
Repurchased	(7,105)	(155,548)
Net increase	63,099	$1,303,198

Class I shares

Sold	11,800	$245,442
Distributions reinvested	117	2,570
Net increase	11,917	$248,012

Class R1 shares

Sold	5,000	$100,000
Distributions reinvested	54	1,179
Net increase	5,054	$101,179

Class 1 shares

Sold	8,549	$179,825
Distributions reinvested	90	1,963
Repurchased	(1)	(12)
Net increase	8,638	$181,776

Net increase	992,415	$20,103,746

aPeriod from 6-12-06 (commencement of operations) to 2-28-07.

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7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $24,696,394 and $5,518,343, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $20,343,340. Gross unrealized appreciation and depreciation of investments aggregated $2,256,688 and $445,571, respectively, resulting in net unrealized appreciation of $1,811,117.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reclassification of accounts

During the period ended February 28, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $1,118, a decrease in accumulated net investment loss of $13,835 and a decrease in capital paid-in of $12,717. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for non-deductible 12b-1 fees. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock
Value Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the finan-cial highlights present fairly, in all material respects, the financial position of John Hancock Value Opportunities Fund (the “Fund”) at February 28, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period June 12, 2006 (commencement of operations) through February 28, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 28, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

39

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2007.

The Fund has designated distributions to shareholders of $59,993 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2007, 40.53% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

40

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John
Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the
Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2006	66

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2006	66

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2006	66

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

41

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66

Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

42

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272

President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

43

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the
Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

44

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

48

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

6300A 2/07
4/07

John Hancock
MUTUAL FUNDS

# John Hancock
# U.S. Core Fund

**Annual Report**
2.28.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 18

Notes to financial
statements
page 26

Trustees and officers
page 36

For more information
page 40

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 11.97% for the year ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return relative to its benchmark, currently the S&P 500 Index, by making equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stock included in the S&P 500 Index.

Since inception

► The Fund produced double-digit results, but trailed the S&P 500 Index against a backdrop of rising share prices and investors’ preference for cheap stocks.

► The rally was fueled in part by the Fed’s decision to keep short-term interest rates steady and by falling energy prices.

►  Market volatility was evident at the beginning of the period, diminished to near-record-low levels during the rally, and returned as the period came to a close.

Top 10 holdings

Exxon Mobil Corp.	6.2%	AT&T, Inc.	3.7%

Pfizer, Inc.	4.3%	Home Depot, Inc.	3.2%

Citigroup, Inc.	4.2%	Johnson & Johnson	2.5%

Wal-Mart Stores, Inc.	4.0%	Verizon Communications, Inc.	2.2%

Merck & Company, Inc.	3.7%	Lowe’s Companies, Inc.	1.9%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock

U.S. Core Fund

U.S. stocks enjoyed solid performance during the review period, which began in June 2006 in the midst of a market correction triggered by the Federal Reserve Board’s hawkish comments about inflation and fears of a longer-than-anticipated cycle of interest rate hikes. Rising energy prices were another factor adding to the negative investor sentiment early in the period. As the summer progressed, however, the prospects for both interest rates and energy prices improved. Inflationary pressures eased a bit and more data emerged indicating a slowing U.S. economy, prompting the Fed to leave interest rates unchanged in August after 17 consecutive 0.25% increases. At subsequent meetings in September, November, December and January, the Fed reaffirmed its stand-pat position. At the same time, energy prices registered substantial declines. In response, the market embarked on a rally that began in July and continued almost through the end of February 2007.

The rally was characterized by extremely low share price volatility and investors’ preference for stocks with low price-to-book value (P/B) or price-to-earnings (P/E) ratios, as evidenced by the dramatic outperformance of the Russell 1000 Value Index over the Russell 1000 Growth Index. Corporate profits continued to grow at a healthy pace, and while short-term interest rates were higher than they had been prior to the Fed’s tightening moves, access to capital remained relatively unhindered. However, on the second-to-last trading day of the period,

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Merck	▲	Undervalued; controversy over Vioxx fading
AT&T	▲	Improving profitability; synergies from Bell South acquisition
Exxon Mobil	▼	Underweighting hurts as stock advances amid record profits

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO) Portfolio
Management Team

volatility returned with a vengeance, as the Dow Jones Industrial Average and the Fund’s benchmark, the S&P 500 Index, each fell by more than 3%. It was the Dow’s worst one-day percentage loss since 2003, leaving many investors wondering if the long run of benign market conditions had come to an end.

“U.S. stocks enjoyed solid
performance during the
review period...”

Looking at performance

From their inception on June 12, 2006, through February 28, 2007, John Hancock U.S. Core Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned 12.64%, 12.07%, 12.12%, 12.95% and 12.38%, respectively, at net asset value. By comparison, the S&P 500 Index returned 13.92%, while the average large blend fund monitored by Morning-star, Inc. gained 14.95% .a Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions.

The market environment proved challenging to both of our primary stock selection tools — valuation and momentum. Valuation, which determines the positioning for approximately two-thirds of this Fund’s assets, accounted for most of the performance shortfall. During the period, investors wanted cheap stocks on a P/B or P/E basis, whereas our valuation discipline seeks out stocks selling at a significant discount from their intrinsic value. The difference is that our methodology encompasses various yardsticks of quality, such as stability of earnings, leverage and long-term profitability. Over the longer term, the market has rewarded an emphasis on quality stocks acquired at a discount, but over shorter periods of time investors sometimes spurn quality in favor of low prices, concept stocks and other fads.

U.S. Core Fund

3

Our momentum criteria are designed to identify stocks that have performed well recently and appear poised to continue outperforming. That said, although the broader earnings environment was favorable and the market rose for most of the period, our momentum strategy rotated out of low P/B and low P/E stocks after they plummeted during the market’s early summer correction. Consequently, the strategy underperformed when the market shifted back toward these stocks as it recovered.

Technology, retail and energy limit gains

The sector detracting most from performance during the period was technology, where our stock selection, along with an underweighting, negatively affected the Fund’s returns. For example, having a significant underweighting in software giant Microsoft Corp. undermined our results, as investors who bought the stock in anticipation of a successful launch for Vista, the company’s major upgrade of its Windows operating system, bid the price up over 30% during the period.

Retail was another sector that undermined the Fund’s performance. In this case, both stock picking and a sizeable overweighting were detrimental. We gave the Fund its largest overweighting in this group given the attractive valuations of many stocks, including two of the Fund’s largest positions, Wal-Mart Stores, Inc. and Lowe’s Companies, Inc. Concerns about decelerating growth hampered Wal-Mart, while Lowe’s was hurt by speculation that its profits could be curtailed by a weak homebuilding market. In our view, both companies remained capable of generating solid earnings growth in a wide variety of economic environments, and both stocks were trading at discounts to their true economic values.

SECTOR DISTRIBUTION[b]

Consumer, non-cyclical	25%
Consumer, cyclical	19%
Financial	16%
Communications	12%
Industrial	9%
Energy	8%
Technology	6%
Basic materials	2%

Also having a negative impact on performance was the oil and gas sector, which included the Fund’s biggest detractor, Exxon Mobil Corp. Although this company enjoyed record profitability, the Fund’s underweighted position detracted from performance. Lastly, the share price of coffee merchant Starbucks Corp. struggled due to some disappointing short-term financial results. Nevertheless, based on our valuation and momentum screens, our view of this stock’s longer-term merits remained undiminished.

U.S. Core Fund

4

Health care and utilities add value

On the positive side, the health care and utility sectors made notable contributions to performance. In particular, our valuation and momentum screens signaled opportunity in pharmaceutical stocks, which had been beaten down due to controversies surrounding the safety of various patent medications. Merck & Company, Inc. had been one of the downtrodden and as investors began to realize its inherent value, the stock responded with a strong gain. Forest Laboratories, Inc. was another contributor from the health care sector. Also adding value was telecommunication services provider AT&T, Inc. a stock we owned for both its compelling valuation and strong momentum. Lastly, we correctly managed two stocks that trailed the benchmark: General Electric Company, which we underweighted and then sold, and United Parcel Service, which we did not own.

“…the health care and utility
sectors made notable
contributions to performance.”

Outlook

The plunge in share prices near the end of the period raises the possibility that the era of low volatility might be coming to an end. Likewise, the mean-reverting nature of corporate profitability and access to capital indicate that challenges in those areas could lie in the market’s future. Against this backdrop, we believe the Fund’s emphasis on buying quality stocks below their intrinsic value — together with its focus on momentum opportunities — positions it well to face the remainder of 2007 and beyond.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

b As a percentage of net assets on February 28, 2007.

U.S. Core Fund

5

A look at performance

For the period ended February 28, 2007

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	6-12-06	7.02%

B	6-12-06	7.07

C	6-12-06	11.12

Ia	6-12-06	12.95

R1[a]	6-12-06	12.38

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Core Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Core Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,207	$10,707	$11,392

C	6-12-06	11,212	11,112	11,392

Ib	6-12-06	11,295	11,295	11,392

R1[b]	6-12-06	11,238	11,238	11,392

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of February 28, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

a NAV represents net asset value and POP represents public offering price.

b For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Core Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,068.17	$6.92

Class B	1,000.00	1,064.27	10.49

Class C	1,000.00	1,065.25	10.50

Class I	1,000.00	1,070.11	4.82

Class R1	1,000.00	1,066.78	8.71

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

U.S. Core Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,018.10	$6.76

Class B	1,000.00	1,014.63	10.24

Class C	1,000.00	1,014.63	10.24

Class I	1,000.00	1,020.13	4.71

Class R1	1,000.00	1,016.36	8.50

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.94% and 1.70% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

U.S. Core Fund

9

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 2-28-07

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.53%		$22,310,030
(Cost $20,899,522)

Advertising 0.13%		$31,083

Omnicom Group, Inc.	300	31,083

Aerospace 1.96%		452,674

Boeing Company	200	17,454

General Dynamics Corp.	400	30,584

Lockheed Martin Corp.	1,600	155,648

Northrop Grumman Corp.	1,100	79,035

Raytheon Company	600	32,130

United Technologies Corp.	2,100	137,823

Agriculture 0.33%		75,636

Archer-Daniels-Midland Company	2,200	75,636

Aluminum 0.32%		73,502

Alcoa, Inc.	2,200	73,502

Apparel & Textiles 0.81%		187,773

Cintas Corp.	300	12,114

Coach, Inc. *	400	18,880

Jones Apparel Group, Inc.	300	9,876

Liz Claiborne, Inc.	600	27,000

Mohawk Industries, Inc. *	100	8,752

NIKE, Inc., Class B	300	31,341

VF Corp.	1,000	79,810

Auto Parts 0.51%		118,925

AutoZone, Inc. *	500	62,645

Johnson Controls, Inc.	600	56,280

Auto Services 0.21%		48,312

AutoNation, Inc. *	2,200	48,312

Automobiles 1.03%		237,337

Ford Motor Company	10,500	83,160

General Motors Corp.	2,000	63,840

PACCAR, Inc.	1,300	90,337

See notes to financial statements

U.S. Core Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking 3.27%		$754,833

Bank of America Corp.	7,500	381,525

BB&T Corp.	1,200	50,976

Comerica, Inc.	800	48,312

Fifth Third Bancorp	700	28,196

KeyCorp	400	15,096

National City Corp.	4,400	166,540

US Bancorp	1,800	64,188

Biotechnology 0.10%		22,116

Amgen, Inc. *	200	12,852

Applera Corp.	300	9,264

Broadcasting 0.67%		154,358

CBS Corp., Class B	1,300	39,455

News Corp.	5,100	114,903

Building Materials & Construction 0.36%		83,511

American Standard Companies, Inc.	900	47,691

Masco Corp.	1,200	35,820

Business Services 1.31%		303,018

Affiliated Computer Services, Inc., Class A *	600	31,182

Computer Sciences Corp. *	800	42,344

Electronic Data Systems Corp.	500	14,010

First Data Corp.	2,200	56,166

H & R Block, Inc.	500	10,890

Manpower, Inc.	700	52,010

Moody’s Corp.	900	58,248

Pitney Bowes, Inc.	800	38,168

Cable and Television 1.49%		345,505

Comcast Corp., Class A *	8,700	223,764

DIRECTV Group, Inc. *	2,600	58,656

Time Warner, Inc.	3,100	63,085

Chemicals 0.62%		143,952

Air Products & Chemicals, Inc.	400	29,928

E.I. Du Pont De Nemours & Company	1,100	55,825

Eastman Chemical Company	200	11,824

PPG Industries, Inc.	700	46,375

Computers & Business Equipment 4.44%		1,025,912

CDW Corp.	700	43,456

Cisco Systems, Inc. *	15,400	399,476

Cognizant Technology Solutions Corp., Class A *	400	36,080

Dell, Inc. *	10,800	246,780

Hewlett-Packard Company	1,100	43,318

International Business Machines Corp.	1,600	148,816

Lexmark International, Inc. *	1,400	84,784

Network Appliance, Inc. *	600	23,202

See notes to financial statements

U.S. Core Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Construction Materials 0.12%		$26,620

Sherwin-Williams Company	400	26,620

Containers & Glass 0.06%		12,880

Pactiv Corp. *	400	12,880

Cosmetics & Toiletries 0.99%		229,669

Avon Products, Inc.	1,400	51,324

Colgate-Palmolive Company	300	20,208

Estee Lauder Companies, Inc., Class A	600	28,728

Kimberly-Clark Corp.	1,900	129,409

Crude Petroleum & Natural Gas 0.66%		152,127

Apache Corp.	200	13,706

Devon Energy Corp.	500	32,855

Marathon Oil Corp.	400	36,296

Occidental Petroleum Corp.	1,500	69,270

Drugs & Health Care 0.15%		34,244

Wyeth	700	34,244

Electrical Equipment 0.50%		116,343

Emerson Electric Company	2,700	116,343

Electrical Utilities 0.29%		67,986

Entergy Corp.	300	29,610

The AES Corp. *	1,800	38,376

Electronics 0.06%		12,908

Amphenol Corp., Class A	200	12,908

Financial Services 9.18%		2,121,510

Bear Stearns Companies, Inc.	300	45,672

Citigroup, Inc.	19,100	962,640

Countrywide Financial Corp.	600	22,968

Federal Home Loan Mortgage Corp.	1,400	89,852

Federal National Mortgage Association	3,600	204,228

Fiserv, Inc. *	600	31,776

Goldman Sachs Group, Inc.	800	161,280

JPMorgan Chase & Company	4,500	222,300

Mellon Financial Corp.	200	8,686

Merrill Lynch & Company, Inc.	600	50,208

Morgan Stanley	2,100	157,332

PNC Financial Services Group, Inc.	400	29,324

SEI Investments Company	200	12,090

T. Rowe Price Group, Inc.	300	13,968

The First Marblehead Corp.	200	9,028

Washington Mutual, Inc.	1,600	68,928

Wells Fargo & Company	900	31,230

Food & Beverages 2.21%		510,473

Campbell Soup Company	600	24,498

ConAgra Foods, Inc.	1,800	45,414

See notes to financial statements

U.S. Core Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Food & Beverages (continued)

General Mills, Inc.	400	$22,544

H.J. Heinz Company	1,100	50,457

Kraft Foods, Inc., Class A	3,100	98,952

Pepsi Bottling Group, Inc.	700	21,700

Sara Lee Corp.	1,500	24,690

Sysco Corp.	1,700	56,032

The Coca-Cola Company	2,700	126,036

Tyson Foods, Inc., Class A	2,200	40,150

Healthcare Products 3.66%		845,691

Baxter International, Inc.	300	15,003

Becton, Dickinson & Company	800	60,792

Biomet, Inc.	600	25,398

C.R. Bard, Inc.	200	15,960

Johnson & Johnson	9,100	573,755

Stryker Corp.	1,000	62,020

Zimmer Holdings, Inc. *	1,100	92,763

Healthcare Services 3.13%		723,496

Cardinal Health, Inc.	2,200	154,198

Caremark Rx, Inc.	200	12,318

Express Scripts, Inc. *	1,000	75,410

Laboratory Corp. of America Holdings *	200	15,950

Lincare Holdings, Inc. *	400	15,620

McKesson Corp.	2,300	128,248

Quest Diagnostics, Inc.	1,600	81,632

UnitedHealth Group, Inc.	4,600	240,120

Holdings Companies/Conglomerates 0.16%		36,916

Textron, Inc.	400	36,916

Homebuilders 0.10%		24,080

Centex Corp.	200	9,272

KB Home	100	4,960

Lennar Corp., Class A	200	9,848

Hotels & Restaurants 1.34%		310,882

Marriott International, Inc., Class A	1,000	47,910

McDonald’s Corp.	1,200	52,464

Starbucks Corp. *	5,500	169,950

Yum! Brands, Inc.	700	40,558

Household Appliances 0.08%		17,642

Whirlpool Corp.	200	17,642

Household Products 0.13%		29,856

Energizer Holdings, Inc. *	200	17,184

The Clorox Company	200	12,672

Industrial Machinery 0.93%		215,235

Caterpillar, Inc.	700	45,094

See notes to financial statements

U.S. Core Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Industrial Machinery (continued)

Cummins, Inc.	200	$26,936

Deere & Company	600	65,052

Dover Corp.	300	14,337

Parker-Hannifin Corp.	400	32,956

W.W. Grainger, Inc.	400	30,860

Industrials 0.09%		21,162

Fastenal Company	600	21,162

Insurance 4.56%		1,053,758

AFLAC, Inc.	2,600	122,720

Allstate Corp.	3,800	228,228

Ambac Financial Group, Inc.	600	52,584

American International Group, Inc.	2,000	134,200

Aon Corp.	300	11,295

Brown & Brown, Inc.	400	11,260

Chubb Corp.	400	20,420

CIGNA Corp.	100	14,250

First American Corp.	300	14,145

Hartford Financial Services Group, Inc.	200	18,912

Lincoln National Corp.	400	27,260

MBIA, Inc.	700	46,529

MGIC Investment Corp.	500	30,175

Old Republic International Corp.	1,100	24,552

PMI Group, Inc.	800	37,496

Progressive Corp.	2,600	59,618

Radian Group, Inc.	500	28,725

SAFECO Corp.	200	13,344

The Travelers Companies, Inc. *	800	40,608

Torchmark Corp.	500	31,960

Transatlantic Holdings, Inc.	200	13,220

UnumProvident Corp.	1,700	36,397

W.R. Berkley Corp.	1,100	35,860

International Oil 7.32%		1,692,027

Anadarko Petroleum Corp.	1,200	48,276

Chevron Corp.	2,500	171,525

ConocoPhillips	700	45,794

Exxon Mobil Corp.	19,900	1,426,432

Leisure Time 1.06%		244,851

International Game Technology, Inc.	1,700	70,125

Walt Disney Company	5,100	174,726

Life Sciences 0.05%		10,852

Waters Corp. *	200	10,852

Liquor 1.10%		255,234

Anheuser-Busch Companies, Inc.	4,800	235,584

Brown Forman Corp., Class B	300	19,650

See notes to financial statements

U.S. Core Fund

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Manufacturing 2.49%		$575,089

3M Company	500	37,040

Danaher Corp.	2,400	171,936

Eaton Corp.	700	56,707

Harley-Davidson, Inc.	2,200	144,980

Illinois Tool Works, Inc.	2,700	139,590

Rockwell Automation, Inc.	400	24,836

Medical-Hospitals 0.07%		16,074

Manor Care, Inc.	300	16,074

Office Furnishings & Supplies 0.14%		33,308

Avery Dennison Corp.	200	13,292

Office Depot, Inc. *	600	20,016

Paper 0.16%		36,010

International Paper Company	1,000	36,010

Pharmaceuticals 10.77%		2,488,241

Abbott Laboratories	3,100	169,322

AmerisourceBergen Corp.	2,100	110,607

Barr Pharmaceuticals, Inc. *	300	15,900

Bristol-Myers Squibb Company	2,900	76,531

Forest Laboratories, Inc. *	4,400	227,744

King Pharmaceuticals, Inc. *	1,700	31,705

Merck & Company, Inc.	19,500	861,120

Pfizer, Inc.	39,500	985,920

Schering-Plough Corp.	400	9,392

Photography 0.04%		9,552

Eastman Kodak Company	400	9,552

Publishing 0.67%		154,250

Gannett Company, Inc.	1,900	116,394

McGraw-Hill Companies, Inc.	400	25,844

Tribune Company	400	12,012

Railroads & Equipment 0.56%		129,116

Burlington Northern Santa Fe Corp.	500	39,595

CSX Corp.	700	26,369

Norfolk Southern Corp.	500	23,700

Union Pacific Corp.	400	39,452

Retail Grocery 1.01%		234,487

Safeway, Inc.	2,800	96,796

SUPERVALU, Inc.	600	22,176

The Kroger Company	4,500	115,515

Retail Trade 13.42%		3,102,642

Abercrombie & Fitch Company, Class A	200	15,634

American Eagle Outfitters, Inc.	1,150	35,708

See notes to financial statements

U.S. Core Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

Bed Bath & Beyond, Inc. *	1,900	$75,791

Best Buy Company, Inc.	1,000	46,470

CarMax, Inc. *	200	10,540

Circuit City Stores, Inc.	400	7,612

Costco Wholesale Corp.	1,800	100,602

Dollar General Corp.	1,500	25,320

Family Dollar Stores, Inc.	1,200	34,764

Foot Locker, Inc.	1,000	22,720

Gap, Inc.	600	11,514

Home Depot, Inc.	18,700	740,520

J.C. Penney Company, Inc.	200	16,222

Kohl’s Corp. *	3,100	213,869

Limited Brands, Inc.	1,800	49,824

Lowe’s Companies, Inc.	13,200	429,792

Nordstrom, Inc.	200	10,618

PETsMART, Inc.	400	12,124

Ross Stores, Inc.	400	13,108

Staples, Inc.	4,200	109,284

Target Corp.	900	55,377

The TJX Companies, Inc.	2,100	57,750

Walgreen Company	1,900	84,949

Wal-Mart Stores, Inc.	19,100	922,530

Sanitary Services 0.43%		99,360

Ecolab, Inc.	900	38,070

Waste Management, Inc.	1,800	61,290

Semiconductors 0.30%		69,475

Intel Corp.	3,500	69,475

Software 1.71%		394,169

BEA Systems, Inc. *	1,800	21,474

BMC Software, Inc. *	400	12,344

Citrix Systems, Inc. *	900	28,980

Intuit, Inc. *	1,000	29,510

Microsoft Corp.	4,300	121,131

Oracle Corp. *	11,000	180,730

Telecommunications Equipment & Services 0.21%		48,336

QUALCOMM, Inc.	1,200	48,336

Telephone 5.94%		1,373,829

AT&T, Inc.	23,075	849,160

CenturyTel, Inc.	600	26,850

Verizon Communications, Inc.	13,300	497,819

Tobacco 0.90%		207,438

Altria Group, Inc.	1,200	101,136

Reynolds American, Inc.	600	36,630

UST, Inc.	1,200	69,672

See notes to financial statements

U.S. Core Fund

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Toys, Amusements & Sporting Goods 0.20%		$46,818

Mattel, Inc.	1,800	46,818

Transportation 0.47%		109,265

C.H. Robinson Worldwide, Inc.	1,000	50,960

Expeditors International of Washington, Inc.	1,300	58,305

Trucking & Freight 1.55%		357,682

Fedex Corp.	2,900	331,122

J.B. Hunt Transport Services, Inc.	1,000	26,560

	Principal
Issuer, description, maturity date	amount

Repurchase agreements 3.25%		$751,000
(Cost $751,000)

Repurchase Agreement with State Street Corp. dated
2/28/2007 at 4.60% to be repurchased at $751,096
on 3/1/2007, collateralized by $710,000 Federal
Home Loan Bank, 5.75% due 6/12/2026 (Valued at
$771,238, including interest) (c)	$751,000	751,000

Total investments (Cost $21,650,522) 99.78%		$23,061,030

Other assets in excess of liabilities 0.22%		50,883

Total net assets 100.00%		$23,111,913

* Non-income producing.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

U.S. Core Fund

17

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $20,899,522)	$22,310,030
Repurchase agreement, at value (Cost $751,000)	751,000
Cash	509
Cash segregated for futures contracts	50,000
Receivable for fund shares sold	32,350
Dividends and interest receivable	39,773
Receivable for futures variation margin	2,040
Receivable due from adviser	1,896
Other assets	1,327
Total assets	23,188,925

Liabilities

Payable to affiliates
Fund administration fees	3,326
Transfer agent fees	4,609
Service fees	193
Accrued expenses	68,884
Total liabilities	77,012

Net assets

Capital paid-in	21,338,451
Accumulated undistributed net realized gain on investments and futures contracts	336,833
Net unrealized appreciation on investments and futures contracts	1,404,958
Undistributed net investment income	31,671
Net assets	$23,111,913

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($19,402,105 ÷ 872,333 shares)	$22.24
Class B ($285,270 ÷ 12,848 shares)[a]	$22.20
Class C ($3,186,888 ÷ 143,513 shares)[a]	$22.21
Class I ($125,285 ÷ 5,627 shares)	$22.26
Class R1 ($112,365 ÷ 5,062 shares)	$22.20

Maximum offering price per share

Class Ab ($22.24 ÷ 95%)	$23.41

a Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

U.S. Core Fund

18

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07a

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$255,499
Interest	37,676
Total investment income	293,175

Expenses
Investment management fees (Note 3)	104,924
Distribution and service fees (Note 3)	50,149
Transfer agent fees (Note 3)	9,833
Fund administration fees (Note 3)	4,998
Blue sky fees (Note 3)	70,630
Audit and legal fees	49,002
Custodian fees	29,751
Printing and postage fees (Note 3)	10,584
Registration and filing fees	2,563
Trustees’ fees (Note 3)	96
Miscellaneous	283

Total expenses	332,813
Less expense reductions (Note 3)	(137,866)

Net expenses	194,947

Net investment income	98,228

Realized and unrealized gain (loss)

Net realized gain on
Investments	470,753
Futures contracts	60,741

Change in net unrealized appreciation (depreciation) of
Investments	1,410,508
Futures contracts	(5,550)

Net realized and unrealized gain	1,936,452

Increase in net assets from operations	$2,034,680

a Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

U.S. Core Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

Period
ended
2-28-07[a]

Increase (decrease) in net assets

From operations
Net investment income	$98,228
Net realized gain	531,494
Change in net unrealized appreciation (depreciation)	1,404,958
Increase in net assets resulting from operations	2,034,680
Distributions to shareholders
From net investment income
Class A	(75,450)
Class B	(174)
Class C	(2,087)
Class I	(737)
Class R1	(400)
From net realized gain
Class A	(165,121)
Class B	(2,107)
Class C	(25,345)
Class I	(1,098)
Class R1	(990)

Total distributions	(273,509)

From Fund share transactions	21,350,742

Net assets

Beginning of period	—

End of period[b]	$23,111,913

a Period from 6-12-06 (commencement of operations) to 2-28-07.

b Includes undistributed net investment income of $31,671.

See notes to financial statements

U.S. Core Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.12
Net realized and unrealized
gain on investments	2.41
Total from investments operations	2.53
Less distributions
From net investment income	(0.09)
From net realized gain	(0.20)
(0.29)
Net asset value, end of period	$22.24
Total return (%)	12.64[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	$19
Ratio of net expenses to average
net assets (%)	1.34[r]
Ratio of gross expenses to average
net assets (%)	1.93[p,r]
Ratio of net investment income
to average net assets (%)	0.76[r]
Portfolio turnover (%)	36[m]

See notes to financial statements

U.S. Core Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07	[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.02
Net realized and unrealized
gain on investments	2.40
Total from investments operations	2.42
Less distributions
From net investment income	(0.02)
From net realized gain	(0.20)
	(0.22)
Net asset value, end of period	$22.20
Total return (%)	12.07	[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[n]
Ratio of net expenses to average
net assets (%)	2.04	[r]
Ratio of gross expenses to average
net assets (%)	13.58	[p,r]
Ratio of net investment income
to average net assets (%)	0.12	[r]
Portfolio turnover (%)	36	[m]

See notes to financial statements

U.S. Core Fund

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07	[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	2.40
Total from investments operations	2.43
Less distributions
From net investment income	(0.02)
From net realized gain	(0.20)
	(0.22)
Net asset value, end of period	22.21
Total return (%)	12.12	[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	$3
Ratio of net expenses to average
net assets (%)	2.04	[r]
Ratio of gross expenses to average
net assets (%)	3.82	[p,r]
Ratio of net investment income
to average net assets (%)	0.16	[r]
Portfolio turnover (%)	36	[m]

See notes to financial statements

U.S. Core Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07	[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.18
Net realized and unrealized
gain on investments	2.41

Total from investments operations	2.59

Less distributions
From net investment income	(0.13)
From net realized gain	(0.20)
	(0.33)
Net asset value, end of period	$22.26
Total return (%)	12.95	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—	[n]
Ratio of net expenses to average
net assets (%)	0.95	[r]
Ratio of gross expenses to average
net assets (%)	17.83	[p,r]
Ratio of net investment income
to average net assets (%)	1.16	[r]
Portfolio turnover (%)	36	[m]

See notes to financial statements

U.S. Core Fund

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07	[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	2.42
Total from investments operations	2.48
Less distributions
From net investment income	(0.08)
From net realized gain	(0.20)
	(0.28)
Net asset value, end of period	$22.20
Total return (%)	12.38	[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—	[n]
Ratio of net expenses to average
net assets (%)	1.69	[r]
Ratio of gross expenses to average
net assets (%)	21.12	[p,r]
Ratio of net investment income
to average net assets (%)	0.41	[r]
Portfolio turnover rate (%)	36	[m]

a Class A, Class B, Class C, Class I and Class R1 shares began operations on 6-12-06.

h Based on the average of the shares outstanding.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

n Less than $500,000.

p Does not take into consideration expense reductions during periods shown.

r Annualized.

See notes to financial statements

U.S. Core Fund

25

Notes to financial statements

1. Organization

John Hancock U.S. Core Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company. The investment objective of the Fund is to seek high total return relative to its benchmark.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company, controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current  regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing

U.S. Core Fund

26

service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index  or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

U.S. Core Fund

27

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are  accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

U.S. Core Fund

28

The following is a summary of open futures contracts on February 28, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

S&P 500 Index	3	Long	Mar 2007	($5,550)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $244,037 and long-term capital gains $29,472. Distributions paid by the Fund with   respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2007, the components of distributable earnings on a tax basis included $361,888 of undistributed ordinary income and $3,643 of undistributed long-term gain.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75%

U.S. Core Fund

29

of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund, the U.S. Core Trust and a portion of the net assets of the Managed Trust that is subadvised by Grantham, Mayo, Van Otterloo & Co. LLC. U.S. Core Trust and Managed Trust are a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by John Hancock Distributors, LLC. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I and 1.45% for Class R1. Accordingly, the expense reductions related to this expense limitation amounted to $73,402, $15,013, $19,684, $14,594 and $15,173 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended February 28, 2007. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns,  annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended February 28, 2007, the Fund was informed that the Distributor received net up-front sales charges of $41,624 with regard to sales of Class A shares. Of this amount, $6,642 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,841 was paid as sales commissions to unrelated broker-dealers and $141 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the

U.S. Core Fund

30

lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, the Fund was informed that CDSCs received by the Distributor amounted to $25 for Class B shares and $22 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended February 28, 2007.

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the year ended February 28, 2007, there were no borrowings under the line of credit.

U.S. Core Fund

31

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$37,223	$8,043	$14,321	$8,862
Class B	1,296	259	14,077	246
Class C	11,048	1,448	14,078	673
Class I	—	43	14,077	90
Class R1	582	40	14,077	713
Total	$50,149	$9,833	$70,630	$10,584

6. Capital shares

Share activities for the Fund for the period ended February 28, 2007, were as follows:

	Period ended 2-28-07[a]
	Shares	Amount

Class A shares

Sold	864,514	$17,543,185
Distributions reinvested	10,725	239,263
Repurchased	(2,906)	(65,923)
Net increase	872,333	$17,716,525

Class B shares

Sold	13,046	$278,326
Distributions reinvested	94	2,087
Repurchased	(292)	(6,586)
Net increase	12,848	$273,827

Class C shares

Sold	147,710	$3,240,381
Distributions reinvested	1,205	26,878
Repurchased	(5,402)	(121,094)
Net increase	143,513	$3,146,165

Class I shares

Sold	5,545	$111,000
Distributions reinvested	82	1,835
Net increase	5,627	$112,835

Class R1 shares

Sold	5,000	$100,000
Distributions reinvested	62	1,390
Net increase	5,062	$101,390

Net increase	1,039,383	$21,350,742

aPeriod from 6-12-06 (commencement of operations) to 2-28-07.

U.S. Core Fund

32

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $27,108,772 and $6,680,003, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $21,653,098. Gross unrealized appreciation and depreciation of investments aggregated $1,631,071 and $223,139, respectively, resulting in net unrealized appreciation of $1,407,932.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reclassification of accounts

During the period ended February 28, 2007, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $12,291 and a decrease in capital paid-in of $12,291. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for non-deductible 12b-1 fees. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

U.S. Core Fund

33

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Core Fund (the “Fund”) at February 28, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period June 12, 2006 (commencement of operations) through February 28, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 28, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

34

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2007.

The Fund has designated distributions to shareholders of $29,472 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2007, 41.39% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John
Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the
Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2006	66

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2006	66

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2006	66

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

36

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66

Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

37

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272

President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

38

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

6500A 2/07
4/07

John Hancock
MUTUAL FUNDS

# John Hancock
# International Core Fund

**Annual Report**
2.28.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 20

Notes to financial
statements
page 31

Trustees and officers
page 45

For more information
page 52

CEO corner

To Our Shareholders,

Financial markets around the world produced stellar results over the last 12 months, outperforming the U.S. market for the fourth straight year in an environment of strong global economic growth, low interest rates, good corporate earnings growth and more stable energy prices. Even with a sharp decline in the last days of the period, foreign markets, as measured by the MSCI EAFE Index, returned 21.07% for the year ended February 28, 2007.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the world markets’ moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. China’s market was long overdue for a correction after frothy returns of more than 100% recently. We believe economic conditions remain sound and that, even if volatility continues, this global downturn was a healthy correction.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return by, under normal circumstances, investing at least 80% of its assets in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

Over the last twelve months

► The Fund produced double-digit gains during a strong period for global stocks.

► The U.S. dollar depreciated against most foreign currencies, which accounted for a large portion of the Fund’s absolute returns.

► Valuation was more fruitful than momentum as a selection tool, as investors adopted a somewhat defensive, value-conscious stance following the May-July market correction.

Top 10 holdings

Total SA	3.0%	ING Groep NV	2.0%

GlaxoSmithKline PLC	2.7%	Eni SpA	1.8%

Vodafone Group PLC	2.1%	Takeda Pharmaceutical Company, Ltd.	1.6%

Royal Bank of Scotland Group PLC	2.1%	ABN AMRO Holdings NV	1.6%

Honda Motor Company Ltd.	2.1%	BNP Paribas SA	1.4%

As a percentage of net assets on February 28, 2007.

Managers’ report

John Hancock

International Core Fund

Foreign stocks turned in strong gains during the one-year review period ended February 28, 2007, aided by both advancing share prices in local currency terms and further weakness in the U.S. dollar. The list of countries in the Fund’s benchmark sporting double-digit share price gains was headed by Singapore, Denmark, Portugal and Spain. In fact, only Japan finished with a single-digit gain, a result partly attributable to the fact that the Japanese yen was one of the few foreign currencies to weaken against the U.S. dollar.

Economic conditions in the Fund’s investment universe remained generally favorable. Japan’s economic recovery continued, albeit at an uneven pace, and the country began to back away from the zero interest rate policy to which it resorted for economic stimulation during its long bout with deflation. In the eurozone, economic growth for all of 2006 came in at 2.7%, almost double the 1.4% rate recorded for 2005. While 2006 economic growth in the United Kingdom was comparable at 2.7%, infla-tion was more of a concern, prompting U.K. monetary authorities to boost short-term interest rates to the 5.25% level by the end of the period.

Looking at performance

For the 12 months ended February 28, 2007, John Hancock International Core Fund’s Class A shares returned 20.48% at net asset value. By comparison, the MSCI EAFE Net Total Return Index returned 21.07%, while the average foreign large value fund monitored by

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

ThyssenKrupp	▲	Robust demand for steel; rising prices
BT Group	▲	Expanding profit margins; industry consolidation
Mitsui Trust	▼	Disappointing economic reports; Livedoor scandal
Holdings

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

Morningstar, Inc. gained 19.47% .a The Fund’s Class B, Class C, Class I and Class R1, which were launched on June 12, 2006, returned 21.01%, 21.04%, 21.99% and 21.32%, respectively, through the end of February 2007. Class NAV, which was launched August 29, 2006, returned 11.90% and Class 1, which was launched November 6, 2006, returned 8.11% through February 28, 2007. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period for your respective share class or did not reinvest all distributions.

“Foreign stocks turned in strong
gains during the one-year
review period...”

Of the two main factors guiding our analysis of the markets, valuation proved more fruitful than momentum during the review period. Although both approaches were successful early in the year, the market correction from mid-May through mid-July prompted investors to rotate capital into more defensive areas of the market that were still attractively valued, whereas many of the commodity-oriented, momentum-based picks underperformed. As the market rebounded later in the year, defensive sectors such as utilities and telecommunications services fared better than more speculative groups. A major theme throughout the year in Europe was mergers and acquisitions driven by cross-border deals and private equity. This trend tended to lead to the outperformance of high-cash-flow potential takeover targets.

Overweighting Japan proves unrewarding

Relative to the benchmark, the Fund’s performance was hampered by its positioning in Japan, which was one of our larger overweightings at the beginning of the period due to our assessment that both valuations and momentum were favorable there. While our stock selection in Japan added value, overweighting a market that lagged most other markets dampened

International Core Fund

the Fund’s gains, as did the depreciating Japanese yen. In response to flagging momentum, we lessened the Fund’s overweighting in Japan during the period. Also working against our results was an underweighting in the strong U.K. market, a situation exacerbated by the appreciation of the British pound versus the dollar.

Conversely, overweighting the strong-performing German market boosted the Fund’s returns, as did favorable stock picking there. Also adding value was a heavier-than-benchmark exposure to Singapore, the top-performing market for the Fund as well as the benchmark.

Materials tops sector results

On a sector basis, the Fund was aided most by materials, information technology, health care and consumer discretionary. Among individual stocks, a sizeable underweighting in major benchmark component BP PLC, a United Kingdom holding, was beneficial, as falling energy prices hampered share prices in the sector. Additionally, we were able to sell our position and lock in profits before the stock’s return fell into negative territory. Steel producer Thyssen Krupp AG, based in Germany, was aided by rising steel prices and widening profit margins. In the telecommunication services sector, the United Kingdom’s BT Group PLC was a standout, as that sector enjoyed improving profitability and increased merger and acquisition activity. German auto manufacturer Volkswagen AG also added value, enjoying particularly strong sales at its Audi and Skoda units.

Picks in financials disappoint

Sectors that detracted from performance included financials, utilities  and energy. In the first two, our stock selection was primarily responsible for the shortfall, whereas in energy, overweighting that relatively weak sector held back performance. In addition, an average cash position of approximately 3.5% worked against us in a strongly rising market.

SECTOR DISTRIBUTION[b]
Financial	21%
Other	14%
Consumer, cyclical	14%
Consumer, non-cyclical	13%
Energy	8%
Basic materials	7%
Communications	6%
Industrial	6%
Utilities	5%
Technology	1%

Four out of the five largest detractors were Japanese stocks, including two Japanese banks, Mitsui Trust Holdings, Inc. and Resona Holdings, Inc. Earlier in the period, these two stocks were hurt by disappointing GDP reports reflecting weaker-than-expected economic growth. An insider trading scandal involving Japanese Internet company Livedoor Co. Ltd. also had a

International Core Fund

negative impact on investor sentiment toward many stocks, including those in the banking industry. Given their deteriorating momentum, we sold Mitsui and Resona shortly after the period ended. In the case of Daiei, Inc., a Japanese department store chain, we anticipated a turnaround for the financially distressed company, but the process was taking longer than we anticipated. Lastly, French oil company Total SA, the Fund’s largest position at the end of February 2007, was undermined by the softness in energy prices during the second half of the period.

“On a sector basis, the Fund
was aided most by materials,
information technology, health
care and consumer discretionary.”

Outlook

In response to the valuation and momentum trends we’ve been seeing, we’ve given the Fund a more defensive tilt during the past few months. In part, that shift has been driven by the dissipation of momentum in sectors such as consumer discretionary and financials. However, it’s also a result of valuation considerations. For example, we think the pharmaceutical segment of health care hasn’t been given its due, so we’ve increased the Fund’s holdings there. We’ve also raised the Fund’s stakes in utilities and telecommunication services, both defensive sectors. Should the markets experience further volatility, these recent adjustments, dictated by our valuation and momentum guidelines, could be helpful.  Additionally, any further volatility could prompt an overall higher aversion to risk, leading to the unwinding of trades involving borrowing Japanese yen and buying non-Japanese assets — the so-called “yen-carry trade” — which likely would cause the yen to appreciate, aiding our overweighted position in that country.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

b As a percentage of net assets on February 28, 2007.

International Core Fund

A look at performance

For the period ended February 28, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Aa,b	9-16-05	14.46%	—	—	18.08%	14.46%	—	—	27.30%

B	6-12-06	—	—	—	—	—	—	—	16.01

C	6-12-06	—	—	—	—	—	—	—	20.04

Ic	6-12-06	—	—	—	—	—	—	—	21.99

R1[c]	6-12-06	—	—	—	—	—	—	—	21.32

1[c]	11-6-06	—	—	—	—	—	—	—	8.11

NAV[c]	8-29-06	—	—	—	—	—	—	—	11.90

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

a Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the “Predecessor Fund”) became owners of that number of full and fractional shares of John Hancock International Core Fund Class A. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

b Class A performance linked back to the Predecessor Fund.

c For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Core Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International
Core Fund Class Aa shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$12,101	$11,601	$12,151

C	6-12-06	12,104	12,004	12,151

Ic	6-12-06	12,199	12,199	12,151

R1[c]	6-12-06	12,132	12,132	12,151

1[c]	11-6-06	10,811	10,811	10,802

NAV[b]	8-29-06	11,190	11,190	11,304

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of February 28, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

a Class A performance linked back to the Predecessor Fund.

b NAV repesents net asset value and POP represents public offering price.

c For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Core Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions
(varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,110.80	$8.22

Class B	1,000.00	1,106.59	12.54

Class C	1,000.00	1,106.56	12.54

Class I	1,000.00	1,112.98	6.29

Class R1	1,000.00	1,108.55	10.19

Class NAV	1,000.00	1,113.64	5.66

	Account value	Ending value	Expenses paid during period
	on 11-6-06	on 2-28-07	ended 2-28-07[a]

Class 1	$1,000.00	$1,081.06	$3.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

International Core Fund

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,017.01	$7.85

Class B	1,000.00	1,012.89	11.98

Class C	1,000.00	1,012.89	11.98

Class I	1,000.00	1,018.84	6.01

Class R1	1,000.00	1,015.12	9.74

Class NAV	1,000.00	1,019.44	5.41

	Account value	Ending value	Expenses paid during period
	on 11-6-06	on 2-28-07	ended 2-28-07[a]

Class 1	$1,000.00	$1,021.12	$3.71

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund's annualized expense ratio of 1.57%, 2.40%, 2.40%, 1.20%, 1.95%, 1.17% and 1.08% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

International Core Fund

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 2-28-07

This schedule is divided into four main categories: common stocks, preferred stocks, short-term investments and repurchase agreements. Common stocks and preferred stocks are further broken down by country. Short-term investments and repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.33%		$1,280,611,134
(Cost $1,043,872,809)

Australia 1.85%		24,783,198

Amcor, Ltd.	194,168	1,117,101

Australia and New Zealand Banking Group, Ltd.	139,547	3,226,823

BHP Billiton, Ltd.	132,986	2,847,363

Commonwealth Bank of Australia, Ltd.	52,504	2,070,150

Foster’s Group, Ltd.	199,357	994,342

Investa Property Group, Ltd.	574,159	1,073,909

Mirvac Group, Ltd. (a)	487,145	2,176,014

Qantas Airways, Ltd., ADR	300,772	1,222,452

Rio Tinto, Ltd. (a)	38,823	2,316,317

Stockland Company, Ltd. (a)	134,706	917,455

Telstra Corp., Ltd. (a)	659,574	2,217,482

Woolworths, Ltd.	112,576	2,416,583

Zinifex, Ltd.	165,755	2,187,207

Austria 0.42%		5,677,590

Austrian Airlines AG *	244	3,225

Bohler Uddeholm AG	14,732	1,084,684

OMV AG	27,834	1,553,680

Voestalpine AG	49,032	3,036,001
Belgium 1.34%		17,994,267

Bekaert SA	47	5,640

Belgacom SA	40,944	1,756,223

Colruyt SA	3,066	668,507

Delhaize Group (a)	21,021	1,751,034

Dexia	171,964	5,071,355

Fortis Group SA	159,364	6,856,733

UCB SA	29,180	1,884,775

Bermuda 0.16%		2,163,685

Esprit Holdings, Ltd.	70,500	734,643

Frontline, Ltd. (a)	7,613	266,224

Noble Group, Ltd. (a)	518,361	461,308

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Bermuda (continued)

Ship Finance International, Ltd. (a)	380	$9,880

Yue Yuen Industrial Holdings, Ltd.	201,218	691,630

Canada 2.14%		28,800,255

Alcan Aluminum, Ltd.	32,500	1,689,228

BCE, Inc.	69,288	1,817,837

Canadian Imperial Bank of Commerce	84,470	7,266,376

Canadian Natural Resources, Ltd.	98,737	4,955,625

EnCana Corp.	75,097	3,648,476

Magna International, Inc.	11,800	865,525

National Bank of Canada	40,365	2,252,561

Petro-Canada	84,467	3,121,991

Research In Motion, Ltd. *	22,700	3,182,636

Denmark 0.18%		2,393,615

A P Moller-Maersk A/S	1	10,315

A P Moller-Maersk AS, Series A	121	1,203,040

Danske Bank AS	25,519	1,180,260

Finland 1.87%		25,133,524

Amer Sport Oyj (a)	24,700	543,131

Elcoteq SE (a)	14,700	164,732

Fortum Corp. Oyj	72,744	2,007,649

Kesko Oyj	40,267	2,123,552

Neste Oil Oyj (a)	30,900	992,621

Nokia AB Oyj	321,135	7,006,236

OKO Bank - A (a)	33,400	573,143

Oriola-KD Oyj *	1,300	5,504

Outokumpu Oyj (a)	91,904	3,424,077

Rautaruukki Oyj	81,209	3,717,549

Sampo Oyj, A Shares (a)	140,604	3,925,153

YIT Oyj (a)	19,936	650,177

France 10.46%		140,547,405

Air France KLM	50,858	2,207,037

Arkema *	187	9,189

BNP Paribas SA (a)	180,529	18,854,740

Cap Gemini SA	30,446	2,128,882

Carrefour SA (a)	48,225	3,220,832

Casino Guich-Perrachon SA	34,335	2,957,294

Compagnie De Saint Gobain SA	48,722	4,538,102

Compagnie Generale des Etablissements Michelin, Class B	30,545	3,177,237

Credit Agricole SA	160,184	6,391,855

Groupe Danone SA	22,928	3,631,998

Lafarge SA	31,855	4,764,580

L’Oreal SA	33,875	3,546,475

Pernod-Ricard SA	7	1,445

Peugeot SA	95,313	6,430,039

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
France (continued)

Pinault-Printemps-Redoute SA	6,688	$1,006,081

Publicis Groupe SA	42,539	1,906,809

Renault Regie Nationale SA	88,641	10,541,987

Sanofi-Aventis (a)	133,604	11,358,909

Societe Generale	28,903	4,869,498

Suez SA	109,899	5,324,619

Total SA (a)	606,353	40,930,065

Vinci SA	19,856	2,749,732

Germany 7.99%		107,333,969

Adidas-Salomon AG	12,832	630,201

Allianz AG	17,479	3,764,385

Altana AG (a)	74,424	4,504,852

BASF AG	23,736	2,413,392

Bayerische Motoren Werke (BMW) AG	89,416	5,194,636

Commerzbank AG	52,157	2,152,998

DaimlerChrysler AG	65,719	4,470,077

Deutsche Bank AG	103,964	13,651,801

Deutsche Lufthansa AG	94,357	2,554,208

Deutsche Post AG	132,636	4,232,677

Deutsche Telekom AG	112,992	2,027,140

E.ON AG	47,807	6,270,712

Fresenius AG	24,648	1,822,604

Heidelberger Druckmaschinen AG	214	9,174

Henkel KGaA	5,400	680,440

Hochtief AG	12,896	1,123,025

Infineon Technologies AG *	110,564	1,696,869

KarstadtQuelle AG * (a)	24,188	840,371

MAN AG	47,990	5,157,552

Metro AG	30,156	2,085,863

Muenchener Rueckversicherungs-Gesellschaft AG	83,522	13,307,976

Puma AG	2,025	719,359

Salzgitter AG	26,934	3,327,244

Solarworld AG (a)	13,722	990,894

Suedzucker AG (a)	71,197	1,504,330

ThyssenKrupp AG	237,832	11,658,293

TUI AG (a)	114,133	2,662,196

Volkswagen AG (a)	62,476	7,880,700

Hong Kong 0.79%		10,666,238

Bank of East Asia, Ltd.	330,000	1,892,582

BOC Hong Kong Holdings, Ltd.	592,500	1,433,550

CLP Holdings, Ltd.	459,904	3,379,418

Hong Kong Electric Holdings, Ltd.	261,854	1,317,391

Hong Kong Exchange & Clearing, Ltd.	256,500	2,643,297

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Ireland 1.05%		$14,074,766

Allied Irish Banks PLC	28,302	833,151

Anglo Irish Bank Corp. PLC	415	8,840

Bank of Ireland	87,122	1,988,353

CRH PLC	122,165	5,099,441

DCC PLC	30,714	1,036,223

Depfa Bank PLC	250,133	4,199,611

Kerry Group PLC	34,358	909,147

Italy 3.46%		46,468,923

Banca Monte dei Paschi Siena SpA (a)	209,426	1,352,156

Banco Popolare Di Verona e Novara SpA (a)	89,211	2,702,902

Benetton Group SpA (a)	48,523	797,986

Enel SpA	681,712	7,120,812

Eni SpA	799,515	24,488,042

Fiat SpA - RNC *	39,512	890,790

Fiat SpA *	165,715	3,928,948

Fondiaria-Sai SpA	20,600	724,706

Italcementi SpA	36,738	717,428

UniCredito Italiano SpA	404,385	3,745,153

Japan 23.98%		322,107,000

Aderans Company, Ltd. (a)	12,565	323,977

Alps Electric Company, Ltd. (a)	43,246	518,045

Astellas Pharmaceuticals, Inc.	62,400	2,737,814

Canon, Inc.	227,800	12,459,768

Central Japan Railway Company, Ltd.	148	1,776,651

Chubu Electric Power Company, Inc.	163,099	5,501,437

Cosmo Oil Company, Ltd. (a)	143,000	606,864

Daiei, Inc. * (a)	90,758	1,245,247

Daiichi Sankyo Company, Ltd. (a)	201,053	6,475,712

Daikyo, Inc. * (a)	294,888	1,692,696

Daito Trust Construction Company, Ltd.	100	4,852

Daiwa Securities Group, Inc. (a)	92,000	1,167,402

East Japan Railway Company	310	2,379,576

Eisai Company, Ltd. (a)	56,280	2,868,953

Elpida Memory, Inc. * (a)	45,000	2,016,231

Fanuc, Ltd.	100	8,944

Fuji Heavy Industries, Ltd. (a)	340,116	1,857,426

Fuji Photo Film Company, Ltd.	47,400	2,039,615

Fujikura, Ltd.	125,000	880,252

Haseko Corp. * (a)	779,847	2,999,665

Hokkaido Electric Power Company, Inc. (a)	50,799	1,391,400

Hokugin Financial Group, Inc.	2,000	7,541

Honda Motor Company, Ltd.	738,112	27,580,142

Ishikawajima-Harima Heavy Industries Company, Ltd. (a)	261,769	1,048,935

Isuzu Motors, Ltd.	439,542	2,281,501

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Itochu Corp.	816,047	$7,871,415

Japan Tobacco, Inc.	698	3,192,307

JFE Holdings, Inc. (a)	67,500	4,159,904

Kansai Electric Power Company, Ltd.	167,700	4,990,312

Kao Corp. (a)	95,050	2,780,227

Kawasaki Kisen Kaisha, Ltd. (a)	526,000	5,238,211

Kirin Brewery Company, Ltd. (a)	79,000	1,222,834

Konami Corp. (a)	51,323	1,366,704

Konica Minolta Holdings, Inc. (a)	111,500	1,430,865

Kyocera Corp.	27,300	2,487,903

Kyushu Electric Power Company, Inc. (a)	87,580	2,509,901

Marubeni Corp.	744,824	4,678,369

Mazda Motor Corp.	401,488	2,369,081

Mediceo Holdings Company, Ltd. (a)	34,700	648,297

Mitsubishi Corp.	506,395	11,815,455

Mitsubishi Estate Company, Ltd.	130,404	4,067,890

Mitsubishi Rayon Company, Ltd. (a)	148,920	983,232

Mitsui & Company, Ltd.	383,560	6,906,609

Mitsui O.S.K. Lines, Ltd. (a)	338,000	3,823,180

Mitsui Trust Holdings, Inc.	531,553	5,936,102

Mitsumi Electric Company, Ltd. (a)	57,000	1,696,170

Mizuho Financial Group, Inc.	520	3,648,660

Murata Manufacturing Company, Ltd.	29,600	2,146,995

Nidec Corp.	100	6,552

Nikon Corp. (a)	69,227	1,591,829

Nintendo Company, Ltd. (a)	24,200	6,444,332

Nippon Building Fund, Inc.	85	1,235,946

Nippon Mining Holdings, Inc.	500	4,189

Nippon Oil Corp.	398,000	2,910,390

Nippon Sheet Glass Company, Ltd.	145,000	745,287

Nippon Steel Corp.	802,000	5,457,858

Nippon Telegraph & Telephone Corp.	1,269	6,737,104

Nippon Yakin Kogyo Company, Ltd. (a)	165,000	1,560,867

Nippon Yusen Kabushiki Kaisha (a)	307,000	2,426,621

Nissan Diesel Motor Company, Ltd. (a)	355,000	1,611,590

Nissan Motor Company, Ltd. (a)	1,125,900	13,058,879

NTT DoCoMo, Inc.	5,150	9,447,544

Orix Corp. (a)	1,747	481,463

Osaka Gas Company, Ltd. (a)	821,120	3,227,837

Pacific Metals Company, Ltd. (a)	158,000	2,205,241

Pioneer Electronic Corp. (a)	80,900	1,109,990

Resona Holdings, Inc. * (a)	2,320	6,589,906

Ricoh Company, Ltd.	315,000	6,976,921

Seven & I Holdings Company, Ltd. (a)	31,000	995,858

Shin-Etsu Chemical Company, Ltd.	19,200	1,204,362

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Shinko Securities Company, Ltd.	196,000	$1,042,218

Showa Shell Sekiyu K.K. (a)	52,000	601,809

Sojitz Holdings Corp. * (a)	654,700	2,922,323

Sony Corp.	61,500	3,207,837

Sumco Corp. (a)	66,000	2,449,404

Sumitomo Chemical Company, Ltd.	234,000	1,780,370

Sumitomo Corp. (a)	282,596	5,088,591

Sumitomo Light Metal Industries, Ltd.	217,000	565,018

Sumitomo Metal Mining Company, Ltd. (a)	165,000	2,950,165

Sumitomo Mitsui Financial Group, Inc. (a)	41	398,597

Sumitomo Realty & Development Company, Ltd.	119,000	4,748,330

Taisho Pharmaceuticals Company, Ltd. (a)	44,790	833,021

Takeda Pharmaceutical Company, Ltd.	321,789	22,143,566

Teijin, Ltd.	1,000	5,444

Terumo Corp. (a)	32,400	1,240,781

The Tokyo Electric Power Company, Ltd. (a)	137,039	4,784,606

Toho Zinc Company, Ltd. (a)	96,000	915,445

Tohoku Electric Power Company, Inc.	79,100	2,113,078

Tokyo Electron, Ltd. (a)	35,700	2,595,486

Tokyo Gas Company, Ltd.	469,397	2,638,845

Tokyo Steel Manufacturing Company, Ltd. (a)	77,300	1,291,927

TonenGeneral Sekiyu K.K. (a)	121,133	1,331,244

Toray Industries, Inc. (a)	209,000	1,510,652

Toshiba Corp. (a)	314,000	1,985,561

Toyo Tire & Rubber Company, Ltd.	53,812	235,646

Toyota Motor Corp.	130,500	8,847,832

Ube Industries, Ltd. (a)	2,282	7,369

Netherlands 7.56%		101,596,735

ABN AMRO Holdings NV	597,495	20,956,582

Aegon NV	475,478	9,404,768

Akzo Nobel NV	38,954	2,401,161

Buhrmann NV	67,998	$929,336

CSM NV	31,180	1,082,884

DSM NV	34,775	1,506,798

Euronext NV (a)	20,632	2,245,193

Heineken Holding NV	28,268	1,193,434

Heineken NV	138,273	6,814,596

ING Groep NV	617,133	26,348,396

Koninklijke (Royal) KPN NV	102,079	1,574,749

Koninklijke Ahold NV *	255,619	2,556,768

Mittal Steel Company NV	283,743	14,381,817

Oce-Van Der Grinten NV (a)	37,046	616,593

Reed Elsevier NV	253,329	4,477,832

Stork NV * (a)	12,001	620,827

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Netherlands (continued)

TNT Post Group NV	59,827	$2,573,301

Vedior NV	49,346	1,076,587

Wereldhave NV (a)	6,280	835,113

Norway 0.22%		2,890,721

Statoil ASA (a)	62,968	1,606,562

Telenor ASA (a)	69,400	1,284,159

Singapore 1.41%		18,897,748

Ascendas., REIT * (a)	376,000	592,959

CapitaLand, Ltd. *	435,203	2,007,709

ComfortDelGro Corp., Ltd.	8,000	9,580

Cosco Corp. Singapore, Ltd.	908,600	1,605,300

DBS Group Holdings, Ltd.	383,231	5,391,615

Keppel Corp., Ltd.	117,000	1,385,748

Keppel Land, Ltd. (a)	231,538	1,265,111

K-REIT Asia *	46,908	100,679

MobileOne, Ltd.	6,000	8,167

Neptune Orient Lines, Ltd. (a)	577,488	1,110,990

SembCorp Industries, Ltd.	396,802	1,147,667

SembCorp Marine, Ltd. (a)	111,267	250,464

Singapore Press Holdings, Ltd.	2,000	5,758

Singapore Telecommunications, Ltd. (a)	783,350	1,630,057

United Overseas Bank, Ltd. (a)	177,000	2,385,944

Spain 1.94%		26,114,096

ACS Actividades SA (a)	31,527	1,784,849

Banco Popular Espanol SA (a)	123,455	2,428,824

Banco Santander Central Hispano SA	78,738	1,459,483

Fomento de Construcciones SA	14,015	1,457,445

Gas Natural SDG SA	39,851	1,706,177

Iberdrola SA (a)	97,969	4,299,427

Repsol SA (a)	213,037	6,773,065

Telefonica SA	287,717	6,204,826

Sweden 2.09%		28,051,977

Alfa Laval AB	20,200	1,009,128

Electrolux AB, Series B *	132,773	2,975,337

ForeningsSparbanken AB, Series A	30,200	1,036,690

Nordea Bank AB	217,400	3,301,627

Sandvik AB	138,300	2,171,409

Scania AB, Series B (a)	44,400	3,276,425

Skandinaviska Enskilda Banken AB, Series A	98,800	3,024,900

Svenska Cellulosa AB, Series B	35,394	1,833,847

Svenska Handelsbanken AB, Series A	38,800	1,115,921

Tele2 AB, Series B (a)	148,220	2,231,958

Teliasonera AB	286,500	2,412,700

Volvo AB, Series B	47,600	3,662,035

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Switzerland 3.88%		$52,165,407

ABB, Ltd.	266,407	4,469,256

Baloise Holding AG	12,826	1,308,904

Credit Suisse Group AG	38,980	2,702,059

Geberit AG	1,161	1,918,174

Logitech International SA *	21,151	554,368

Nestle SA	8,472	3,155,281

Novartis AG	188,383	10,485,469

Serono AG, Series B (a)	1,491	1,346,670

Swiss Life Holding *	5,599	1,427,309

Swiss Re	42,915	3,661,329

UBS AG *	47,845	2,835,768

Unaxis Holding AG * (a)	3,934	1,965,387

Zurich Financial Services AG	57,057	16,335,433

United Kingdom 22.54%		302,750,015

3i Group PLC	48,376	1,059,889

Alliance & Leicester PLC	95,433	2,087,135

Anglo American PLC	75,061	3,557,038

ARM Holdings PLC (a)	2,123	5,341

Arriva PLC	98,312	1,384,548

AstraZeneca Group PLC	305,809	17,179,101

Aviva PLC	240,293	3,855,419

Barratt Developments PLC	164,331	3,797,012

BBA Aviation PLC	241,779	1,297,039

Berkeley Group Holdings PLC *	23,046	688,450

BG Group PLC	294,896	4,002,692

Biffa PLC	111	707

Boots Group PLC	218,360	3,381,445

British American Tobacco, Ltd.	52,329	1,589,904

British Land Company PLC	54,024	1,588,421

BT Group PLC	2,182,521	12,660,777

Burberry Group PLC	50,746	628,568

Cadbury Schweppes PLC	54,668	584,396

Centrica PLC	999,965	7,340,468

Cobham PLC	453,562	1,765,933

Compass Group PLC	388,415	2,308,425

Dixons Group PLC	789,738	2,648,844

George Wimpey PLC	381,148	4,253,859

GlaxoSmithKline PLC	1,310,644	36,761,900

Hanson PLC	97,271	1,552,094

HBOS PLC	264,049	5,598,703

Home Retail Group	184,380	1,529,788

IMI PLC	108,521	1,086,643

Imperial Chemical Industries PLC	279,166	2,525,667

Imperial Tobacco Group PLC	196,153	8,156,578

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
United Kingdom (continued)

Invensys PLC *	62,663	$348,143

J Sainsbury PLC	375,943	3,769,923

Kingfisher PLC	512,023	2,525,833

Ladbrokes PLC	133,566	1,057,101

Lloyds TSB Group PLC	255,720	2,879,080

Man Group PLC	335,124	3,608,735

Marks & Spencer Group PLC	319,885	4,235,209

National Grid PLC, ADR	407,823	6,103,422

Next Group PLC	102,537	4,106,894

Old Mutual PLC	1,166,484	4,032,599

Reckitt Benckiser PLC	77,189	3,881,956

Rio Tinto PLC	272,581	14,628,131

Royal & Sun Alliance PLC	1,171,012	3,525,713

Royal Bank of Scotland Group PLC	701,352	27,637,143

Royal Dutch Shell PLC, A Shares, Dutch listing	327,014	10,647,666

Royal Dutch Shell PLC, A Shares, United Kingdom listing (a)	155,872	5,050,744

Royal Dutch Shell PLC, B Shares	216,227	6,985,230

Scottish & Newcastle PLC	129,258	1,334,852

Scottish & Southern Energy PLC	161,591	4,554,609

Scottish Power PLC	139,374	2,091,319

Severn Trent PLC	74	2,005

Smiths News PLC	2,121	6,168

Tate & Lyle PLC	167,909	1,849,272

Taylor Woodrow PLC	605,439	4,830,311

Tesco PLC	560,309	4,747,757

Tomkins PLC	525,325	2,645,548

United Utilities PLC	149,177	2,128,688

Vodafone Group PLC	10,222,563	28,372,226

William Morrison Supermarket PLC	599,870	3,494,546

Wolseley PLC	32,661	819,365

Xstrata PLC	127,149	5,973,043

Issuer	Shares	Value

Preferred stocks 0.67%		$8,990,003
(Cost $6,506,039)

Germany 0.49%		6,588,685

Bayerische Motoren Werke (BMW) AG (a)	10,400	605,428

Henkel KGaA, Non-Voting	13,089	1,849,153

Porsche AG, Non-Voting	1,683	2,207,478

RWE AG, Non-Voting	89	8,153

Volkswagen AG, Non-Voting	21,756	1,918,473

Italy 0.18%		2,401,318

IFI-Istituto Finanziario Industriale SpA *	24,500	824,955

Unipol SpA	463,153	1,576,363

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer, description	Amount	Value

Short-term investments 16.90%		$227,043,756
(Cost $227,043,756)

State Street Navigator Securities Lending Prime Portfolio (c)	$227,043,756	227,043,756

	Principal
Issuer, description, maturity date	Amount	Value

Repurchase agreements 3.65%		$48,992,000
(Cost $48,992,000)

Repurchase Agreement with State Street Corp. dated 2/28/2007 at
4.60% to be repurchased at $48,998,260 on 3/1/2007,
collateralized by $49,730,000, Federal Home Loan Bank, 5.75%
due 8/7/2009 (valued at $49,973,677, including interest) (c)	$48,992,000	$48,992,000

Total investments (Cost $1,326,414,604) 116.55%		$1,565,636,893

Liabilities in excess of other assets (16.55%)		(222,341,718)

Total net assets 100.00%		$1,343,295,175

The portfolio had the following five top industry concentrations as of February 28, 2007 (as a percentage of total net assets):

Banking	12.19%

Automobiles	7.84%

International Oil	7.68%

Insurance	6.78%

Pharmaceuticals	6.08%

ADR American Depository Receipt

REIT Real Estate Investment Trust

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

International Core Fund

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,277,422,604) including $215,945,005 of
securities loaned	$1,516,644,893
Repurchase agreement, at value (Cost $48,992,000)	48,992,000
Cash	698
Foreign currency, at value (Cost $439,497)	441,826
Cash segregated for futures contracts	5,900,000
Receivable for forward foreign currency exchange contracts	2,731,666
Receivable for fund shares sold	590,621
Dividends and interest receivable	1,823,960
Receivable due from adviser	17,549
Other assets	8,280
Total assets	1,577,151,493

Liabilities

Payable for forward foreign currency exchange contracts	941,709
Payable for fund shares repurchased	3,516,409
Payable upon return of securities loaned	227,043,756
Payable for futures variation margin	1,368,902
Payable to affiliates
Fund administration fees	133,014
Transfer agent fees	10,061
Service fees	472
Accrued expenses	841,995
Total liabilities	233,856,318

Net assets

Capital paid-in	1,075,974,353
Distributions in excess of net investment income	(4,292,153)
Accumulated undistributed net realized gain on investments, futures
contracts and foreign currency transactions	30,693,569
Net unrealized appreciation on investments, futures contracts and foreign
currency translations	240,919,406

Net assets	$1,343,295,175

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 2-28-07 (continued)

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($12,118,330 ÷ 279,845 shares)	$43.30
Class B ($973,372 ÷ 22,594 shares)[a]	$43.08
Class C ($4,484,964 ÷ 104,083 shares)[a]	$43.09
Class I ($222,906 ÷ 5,133 shares)	$43.43
Class R1 ($122,866 ÷ 2,845 shares)	$43.19
Class 1 ($81,760,049 ÷ 1,882,363 shares)	$43.43
Class NAV ($1,243,612,688 ÷ 28,640,549 shares)	$43.42

Maximum offering price per share

Class Ab ($43.30 ÷ 95%)	$45.58

a Redemption price equal to net asset value less any applicable contingent deferred sales charges.

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $591,911)	$7,910,865
Interest	989,054
Securities lending	406,014
Total investment income	9,305,933

Expenses

Investment management fees (Note 3)	5,513,179
Distribution and service fees (Note 3)	67,235
Transfer agent fees (Note 3)	25,570
Fund administration fees (Note 3)	134,751
Custodian fees	753,211
Audit and legal fees	435,354
Blue sky fees (Note 3)	70,630
Printing and postage fees (Note 3)	23,679
Trustees’ fees (Note 3)	6,536
Registration and filing fees	6,147
Miscellaneous	6,672

Total expenses	7,042,964
Less: expense reductions (Note 3)	(221,577)

Net expenses	6,821,387

Net investment income	2,484,546

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	36,851,525
Futures contracts	6,540,323
Foreign currency transactions	(7,063,413)

Change in net unrealized appreciation (depreciation) of
Investments	100,122,893
Futures contracts	(107,064)
Translation of assets and liabilities in foreign currencies	1,797,699

Net realized and unrealized gain	138,141,963

Increase in net assets from operations	$140,626,509

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Period	Year
	ended	ended
	2-28-06[a]	2-28-07

Increase (decrease) in net assets

From operations
Net investment income (loss)	$86,760	$2,484,546
Net realized gain (loss)	52,057	36,328,435
Change in net unrealized appreciation (depreciation)	1,556,207	101,813,528

Increase in net assets resulting from operations	1,695,024	140,626,509

Distributions to shareholders
From net investment income
Class 1	—	(56,793)
Class NAV	—	(986,755)
From net realized gain
Class A	—	(73,495)
Class B	—	(6,331)
Class C	—	(22,267)
Class R1	—	(1,056)
Class I	—	(1,930)
Class 1	—	(731,024)
Class NAV	—	(10,547,441)

Total distributions	—	(12,427,092)

From Fund share transactions	15,078,711	1,198,322,023

Net assets
Beginning of period	—	16,773,735
End of period[b]	$16,773,735	$1,343,295,175

a Period from 9-16-05 (commencement of operation) to 2-28-06.

b Includes undistributed (distributions in excess of) net investment income of $86,760 and ($4,292,153), respectively.

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[a]	2-28-07[b]

Per share operating performance

Net asset value, beginning of period	$32.60	$36.26
Net investment income[h]	0.19	0.63
Net realized and unrealized
gain on investments	3.47	6.79
Total from investment operations	3.66	7.42
Less distributions
From net realized gain	—	(0.38)
Net asset value, end of period	$36.26	$43.30
Total return[k,l] (%)	11.23[m]	20.48[s]

Ratios and supplemental data

Net assets, end of period
(in millions)	$17	$12
Ratio of net expenses to average
net assets (%)	0.55[r]	1.40
Ratio of gross expenses to average
net assets (%)[p]	2.22[r]	2.23
Ratio of net investment income
to average net assets (%)	1.23[r]	1.58
Portfolio turnover (%)	22[m]	37

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[c]

Per share operating performance

Net asset value, beginning of period	$35.92
Net investment loss[h]	(0.25)
Net realized and unrealized
gain on investments	7.79
Total from investment operations	7.54
Less distributions
From net realized gain	(0.38)
Net asset value, end of period	$43.08
Total return (%)	21.01[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	2.39[r]
Ratio of gross expenses to average
net assets (%)	6.83[p,r]
Ratio of net investment loss
to average net assets (%)	(0.84)[r]
Portfolio turnover (%)	37[m]

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[c]

Per share operating performance

Net asset value, beginning of period	$35.92
Net investment loss[h]	(0.24)
Net realized and unrealized
gain on investments	7.79
Total from investment operations	7.55
Less distributions
From net realized gain	(0.38)
Net asset value, end of period	$43.09
Total return (%)	21.04[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4
Ratio of net expenses to average
net assets (%)	2.39[r]
Ratio of gross expenses to average
net assets (%)	3.72[p,r]
Ratio of net investment loss
to average net assets (%)	(0.79)[r]
Portfolio turnover (%)	37[m]

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[c]

Per share operating performance

Net asset value, beginning of period	$35.92
Net investment income[h]	0.16
Net realized and unrealized
gain on investments	7.73
Total from investment operations	7.89
Less distributions
From net realized gain	(0.38)
Net asset value, end of period	$43.43
Total return (%)	21.99[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.20[r]
Ratio of gross expenses to average
net assets (%)	12.52[p,r]
Ratio of net investment income
to average net assets (%)	0.56[r]
Portfolio turnover (%)	37[m]

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[c]

Per share operating performance

Net asset value, beginning of period	$35.92
Net investment loss[h]	(0.03)
Net realized and unrealized
gain on investments	7.68
Total from investment operations	7.65
Less distributions
From net realized gain	(0.38)
Net asset value, end of period	$43.19
Total return (%)	21.32[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.94[r]
Ratio of gross expenses to average
net assets (%)	20.40[p,r]
Ratio of net investment loss
to average net assets (%)	(0.10)[r]
Portfolio turnover (%)	37[m]

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[e]

Per share operating performance

Net asset value, beginning of period	$40.56
Net investment income[h]	0.02
Net realized and unrealized
gain on investments	3.26
Total from investment operations	3.28
Less distributions
From net investment income	(0.03)
From net realized gain	(0.38)
(0.41)
Net asset value, end of period	$43.43
Total return (%)	8.11[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$82
Ratio of net expenses to average
net assets (%)	1.17[r]
Ratio of gross expenses to average
net assets (%)	1.23[p,r]
Ratio of net investment income
to average net assets (%)	0.16[r]
Portfolio turnover (%)	37[m]

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[d]

Per share operating performance

Net asset value, beginning of period	$39.18
Net investment income[h]	0.08
Net realized and unrealized
gain on investments	4.58
Total from investment operations	4.66
Less distributions
From net investment income	(0.04)
From net realized gain	(0.38)
(0.42)
Net asset value, end of period	$43.42
Total return (%)	11.90[k,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,244
Ratio of net expenses to average
net assets (%)	1.08[r]
Ratio of net investment income
to average net assets (%)	0.38[r]
Portfolio turnover (%)	37[m]

a Class A shares began operations on 9-16-05.

b Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the “Predecessor Fund”) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund.  Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

c Class B, Class C, Class I and Class R1 shares began operations on 6-12-06.

d Class NAV shares began operations on 8-29-06.

e Class 1 shares began operations on 11-6-06.

h Based on the average of the shares outstanding.

i Less than $500,000.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

s Class A returns linked back to the Predecessor Fund.

See notes to financial statements

International Core Fund

Notes to financial statements

1. Organization

John Hancock International Core Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds which are funds of funds within the John Hancock funds complex.

The Fund is the accounting and performance successor to the GMO International Disciplined Equity Fund (the “Predecessor Fund”), a diversified open-end investment management company organized as a Massachusetts corporation on September 16, 2005. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

International Core Fund

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

International Core Fund

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which the Fund invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security transactions and
related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First

International Core Fund

Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of the Fund’s securities will only be made to firms deemed by the subadvisers to be cred-itworthy. The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. At February 28, 2007, the Fund loaned securities having a market value of $215,945,005 collateralized by securities in the amount of $227,043,756.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

International Core Fund

The following is a summary of open futures contracts on February 28, 2007:

				UNREALIZED
	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

DAX Index	165	Long	Mar 2007	1,064,108
Hang Seng Stock Index	57	Long	Mar 2007	(438,885)
TOPIX Index	19	Long	Mar 2007	63,142
MSCI Singapore Stock Index	266	Long	Mar 2007	(854,783)
Share Price Index 200	16	Short	Mar 2007	658
S+P/Toronto Stock
Exchange 60 Index	179	Short	Mar 2007	(4,348)
FTSE 100 Index	19	Short	Mar 2007	63,044
				($107,064)

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At February 28, 2007, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currencies at future dates.

Open forward foreign currency contracts on February 28, 2007, were as follows:

			UNREALIZED
CURRENCY	PRINCIPAL AMOUNT		APPRECIATION
BUYS	COVERED BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Canadian Dollar	578,500	May 2007	($2,481)
Swiss Franc	19,956,025	May 2007	239,478
Swiss Franc	19,956,025	May 2007	207,689
Swiss Franc	19,956,025	May 2007	244,985
Swiss Franc	19,956,024	May 2007	236,644
Swiss Franc	19,956,025	May 2007	231,344
Swiss Franc	19,956,025	May 2007	243,384
Swiss Franc	19,956,025	May 2007	231,145
Japanese Yen	1,258,548,410	May 2007	147,420
Japanese Yen	1,258,548,410	May 2007	136,312
Japanese Yen	1,258,548,410	May 2007	141,520
Japanese Yen	1,258,548,410	May 2007	151,991
Japanese Yen	1,258,548,410	May 2007	139,817
Japanese Yen	1,258,548,410	May 2007	149,353
Japanese Yen	1,258,548,410	May 2007	92,105

International Core Fund

			UNREALIZED
CURRENCY	PRINCIPAL AMOUNT		APPRECIATION
BUYS	COVERED BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Norwegian Krone	23,347,312	May 2007	$10,359
Norwegian Krone	23,347,312	May 2007	612
Norwegian Krone	23,347,312	May 2007	8,927
Norwegian Krone	23,347,313	May 2007	10,789
Norwegian Krone	23,347,312	May 2007	11,657
Norwegian Krone	23,347,312	May 2007	10,020
Norwegian Krone	23,347,312	May 2007	13,455
Swedish Krona	41,367,936	May 2007	9,911
Swedish Krona	41,367,936	May 2007	(1,556)
Swedish Krona	41,367,936	May 2007	5,328
Swedish Krona	41,367,936	May 2007	9,530
Swedish Krona	41,367,936	May 2007	15,335
Swedish Krona	41,367,936	May 2007	11,684
Swedish Krona	41,367,936	May 2007	16,858
			$2,723,615

			UNREALIZED
CURRENCY	PRINCIPAL AMOUNT		APPRECIATION
SELLS	COVERED BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Australian Dollar	2,335,116	May 2007	($11,384)
Australian Dollar	2,335,363	May 2007	(11,136)
Australian Dollar	2,333,593	May 2007	(12,907)
Australian Dollar	7,516,840	May 2007	(95,397)
Australian Dollar	2,336,543	May 2007	(9,956)
Australian Dollar	2,334,466	May 2007	(12,034)
Australian Dollar	4,928,619	May 2007	(46,811)
Danish Kroner	141,108	May 2007	(965)
Euro	12,294,066	May 2007	(82,239)
Euro	12,318,701	May 2007	(57,604)
Euro	12,294,234	May 2007	(82,071)
Euro	12,291,532	May 2007	(84,774)
Euro	12,306,351	May 2007	(69,954)
Euro	12,291,410	May 2007	(84,896)
Euro	12,316,082	May 2007	(60,223)
Pound Sterling	12,313,943	May 2007	(22,358)
Pound Sterling	12,326,688	May 2007	(9,613)
Pound Sterling	12,308,161	May 2007	(28,139)
Pound Sterling	12,310,074	May 2007	(26,227)
Pound Sterling	12,325,839	May 2007	(10,462)
Pound Sterling	12,306,349	May 2007	(29,951)
Pound Sterling	12,311,621	May 2007	(24,679)
Hong Kong Dollar	1,223,611	May 2007	623
Hong Kong Dollar	1,223,548	May 2007	560
Hong Kong Dollar	1,223,611	May 2007	623

International Core Fund

			UNREALIZED
CURRENCY	PRINCIPAL AMOUNT		APPRECIATION
SELLS	COVERED BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Hong Kong Dollar	1,223,454	May 2007	$466
Hong Kong Dollar	1,223,376	May 2007	387
Hong Kong Dollar	1,223,580	May 2007	591
Hong Kong Dollar	1,223,753	May 2007	764
Japanese Yen	4,745,265	May 2007	(63,892)
			($933,658)
			$1,789,957

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $12,427,092. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2007, the components of distributable earnings on a tax basis included $7,277,820 of undistributed ordinary income and $23,064,055 of undistributed long-term gain.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

International Core Fund

3. Investment advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.88% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Core Trust, a series of John Hancock Trust and International Stock Fund, a series of John Hancock Funds II. John Hancock Trust, distributed by John Hancock Distributors, LLC and John Hancock Funds II, distributed by the Distributor, are open-end investment companies advised by the Adviser. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Prior to June 12, 2006, the Predecessor Fund paid a monthly management fee to its investment advisor, Grantham, Mayo, Van Otterloo & Co. LLC, at an annual rate of 0.40% of the Predecessor Fund’s average daily net assets.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the  Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV. Accordingly, the expense reductions related to this expense limitation amounted to $145,477, $15,087, $16,376, $14,254, $14,870 and $15,513 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the year ended February 28, 2007. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative shares of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

International Core Fund

Prior to June 12, 2006, Funds Distributor, Inc. served as the Predecessors Fund’s principal underwriter and was compensated at an annual rate of 0.15% of the Predecessor Fund’s average daily net asset value.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 28, 2007, the Fund was informed that the Distributor received net up-front sales charges of $15,870 with regard to sales of Class A shares. Of this amount, $2,756 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,114 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended  February 28, 2007, CDSCs received by the Distributor amounted to $49 for Class B shares and $46 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 28, 2007.

Prior to June 12, 2006, Investors Bank and Trust Company served as the Predecessor Fund’s transfer agent and Brown Brothers Harriman & Co. served as the fund accountant.

Expenses under the agreements described above for the year ended February 28, 2007, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	37,846	21,801	14,319	21,358
Class B	3,388	1,016	14,077	610
Class C	12,318	2,648	14,080	723
Class I	—	63	14,077	128
Class R1	601	42	14,077	732
Class 1	13,082	—	—	128
Class NAV	—	—	—	—
Total	67,235	25,570	70,630	23,679

International Core Fund

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% .

In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the year ended February 28, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended February 28, 2006 and the year ended February 28, 2007, were as follows:

	Period ended 2-28-06[a]		Year ended 2-28-07
	Shares	Amount	Shares	Amount

Class A shares
Sold	462,581	$15,078,711	284,321	$11,617,841
Distributions reinvested	—	—	1,655	70,124
Repurchased	—	—	(468,712)	(19,816,280)
Net increase (decrease)	462,581	$15,078,711	(182,736)	($8,128,315)

Class B shares
Sold	—	—	27,188	$1,088,930
Distributions reinvested	—	—	145	6,146
Repurchased	—	—	(4,739)	(194,969)
Net increase	—	—	22,594	$900,107[b]

Class C shares
Sold	—	—	108,359	$4,434,998
Distributions reinvested	—	—	478	20,196
Repurchased	—	—	(4,754)	(197,095)
Net increase	—	—	104,083	$4,258,099[b]

Class I shares
Sold	—	—	5,134	$189,482
Distributions reinvested	—	—	45	1,930
Repurchased	—	—	(46)	(2,038)
Net increase	—	—	5,133	$189,374[b]

International Core Fund

	Period ended 2-28-06[a]		Year ended 2-28-07
	Shares	Amount	Shares	Amount

Class R1 shares
Sold	—	—	2,820	$101,500
Distributions reinvested	—	—	25	1,056
Net increase	—	—	2,845	$102,556[b]

Class 1 shares
Sold	—	—	48,304	$2,043,017
Issued in reorganization	—	—	1,953,542	79,235,655
Distributions reinvested	—	—	18,537	787,817
Repurchased	—	—	(138,020)	(5,874,002)
Net increase	—	—	1,882,363	$76,192,487[c]

Class NAV shares
Sold	—	—	3,063,357	$123,822,093
Issued in reorganization	—	—	26,094,263	1,022,391,188
Distributions reinvested	—	—	271,456	11,534,195
Repurchased	—	—	(788,527)	(32,939,761)
Net increase	—	—	28,640,549	$1,124,807,715[d]

Net increase	462,581	$15,078,711	30,474,831	$1,198,322,023

a Period from 9-16-05 (commencement of operation) to 2-28-06.

b Period from 6-12-06 (commencement of operation) to 2-28-07.

c Period from 11-6-06 (commencement of operation) to 2-28-07.

d Period from 8-29-06 (commencement of operation) to 2-28-07.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 28, 2007, aggregated $295,101,613 and $233,769,423, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $1,328,568,143. Gross unrealized appreciation and depreciation of investments aggregated $244,708,911 and $7,640,161, respectively, resulting in net unrealized appreciation of $237,068,750.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reclassification of accounts

During the year ended February 28, 2007, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $5,696,621, a decrease in accumulated net investment income of $5,819,911 and an increase in capital paid-in of $123,290. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for PFIC reclass, non-deductible 12b-1 fees and foreign currency. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

International Core Fund

10. Reorganization

On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 462,581 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $16,617,195, including $884,271 of unrealized appreciation, after the close of business on June 9, 2006. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of the Fund.

On August 29, 2006, the Board of Trustees of John Hancock Funds II International Stock Fund (the “International Stock Fund”) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Stock Fund Class NAV in exchange for the Class NAV of the Fund. The acquisition was accounted for as a tax-free exchange of 26,094,263 of the Class NAV shares of the Fund for the net assets of the International Stock Fund Class NAV, which amounted to $1,022,391,188, including the total of $122,941,561 of unrealized appreciation, after the close of business on August 29, 2006.

In addition, on August 29, 2006, the Board of Trustees of International Stock Fund approved an agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Stock Fund Class 1 in exchange for the Class 1 of the Fund. The acquisition was accounted for as a tax-free exchange of 1,953,542 of the Class 1 shares of the Fund for the net assets of the International Stock Fund Class 1, which amounted to $79,235,655, including the total of $14,608,110 of unrealized appreciation, after the close of business on November 6, 2006.

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock
International Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Core Fund (the “Fund”) at February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2007.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2007, 0.34% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2006	66

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2006	66

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2006	66

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66

Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272

President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
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www.jhfunds. com

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This report is for the information of the shareholders of John Hancock International Core Fund.

6600A 2/07
4/07

John Hancock

MUTUAL FUNDS

John Hancock
# Growth Opportunities Fund

**Annual Report**
2.28.07

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 22

Notes to financial
statements
page 31

Trustees and officers
page 41

For more information
page 48

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 11.97% for the year ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by, under normal circumstances, investing at least 80% of its assets in small- and mid-cap companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies in the Index.

Over the last twelve months

► The Fund posted solid gains, but trailed the Russell 2500 Growth Index against a backdrop of rising share prices and investors’ preference for cheap stocks.

► The Fund’s performance was particularly limited by unfavorable positioning in the technology sector.

► Market volatility was evident at the beginning of the period, diminished to near-record-low levels during the rally and returned as the period came to a close.

Top 10 holdings

American Eagle Outfitters, Inc.	1.6%	CarMax, Inc.	1.1%

Terex Corp.	1.5%	Alliance Data Systems Corp.	1.0%

Akamai Technologies, Inc.	1.4%	CDW Corp.	0.9%

The First Marblehead Corp.	1.3%	Family Dollar Stores, Inc.	0.9%

Energizer Holdings, Inc.	1.1%	BMC Software, Inc.	0.8%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock

Growth Opportunities Fund

U.S. growth stocks recorded modest gains during the one-year review period ending February 28, 2007, although not without some sharp pullbacks along the way. Early in the period, the market edged higher, as solid economic growth and favorable corporate earnings news were countered by surging energy prices and rising short-term interest rates.

Following the Federal Reserve Board’s May 10, 2006, rate hike, the market sold off sharply, reflecting investors’ concerns about inflationary pressures and the possibility of an extended Fed credit tightening cycle. The market correction lasted approximately two months and in mid-July share prices embarked on an extended rally that lasted until late February. Factors helping to drive stocks higher included falling energy prices and the Fed’s decision in August to put its credit-tightening campaign on hold.

The rally was characterized by extremely low share price volatility and investors’ preference for stocks with low price-to-book value (P/B) or price-to-earnings (P/E) ratios, as evidenced by the dramatic outperformance of the Russell 2500 Value Index over the Fund’s benchmark, the Russell 2500 Growth Index. Corporate profits continued to grow at a healthy pace and, while short-term interest rates were higher than they had been prior to the Fed’s tightening moves, access to capital remained relatively unhindered. However, on the second-to-last trading day of the period, the market experienced a sizable setback, with

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
William Lyon	▲	Taken private on attractive terms
Homes
Terex	▲	Positive earnings surprise
Citrix Systems	▼	Deceleration in core business; weaker licensing revenues

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO) Portfolio Management Team

the Dow Jones Industrial Average and the Russell 2500 Growth Index each falling more than 3%. It was the Dow’s worst one-day percentage loss since 2003, leaving many investors wondering if the long run of benign market conditions had come to an end.

“U.S. growth stocks recorded
modest gains during the one-
year review period ending
February 28, 2007, although not
without some sharp pullbacks
along the way.”

Looking at performance

For the 12 months ending February 28, 2007, John Hancock Growth Opportunities Fund’s Class A shares returned 5.57% at net asset value. By comparison, the Russell 2500 Growth Index returned 7.95% for the year, while the average mid-cap growth fund monitored by Morningstar, Inc. gained 5.99% .a The Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, which began trading on June 12, 2006, returned 10.40%, 10.40%, 11.22%, 10.58% and 11.26%, respectively, at net asset value, through the end of February 2007. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period for your respective share class or did not reinvest all distributions.

The market environment proved challenging to both of our primary stock selection tools — momentum and valuation. Our momentum criteria, which guide the majority of the Fund’s assets, are designed to identify stocks that have performed well recently and appear poised to continue outperforming. That said, although the broader earnings environment was favorable and the market rose for most of the period, our momentum strategy rotated out of low P/B and low P/E stocks after they plummeted during the market’s early summer correction. Consequently, the strategy underperformed when the market shifted back toward these stocks as the market recovered.

Growth Opportunities Fund

3

Valuation, which determines the positioning for less than half of this Fund’s assets, accounted for some of the performance shortfall. During the period, investors wanted stocks that were cheap on a P/B or P/E basis, whereas our valuation discipline seeks out stocks selling at a significant discount from their intrinsic value. The difference is that our methodology encompasses various yardsticks of quality, such as stability of earnings, leverage and long-term profitability. Over the longer term, the market has rewarded an emphasis on quality stocks acquired at a discount, but over shorter periods of time investors sometimes spurn quality in favor of low prices, concept stocks or other fads.

Technology, construction and retail limit gains

The sector detracting most from performance during the period was technology, with stock selection accounting for most of that shortfall. Technology stocks that dampened the Fund’s gains included Internet software provider Citrix Systems, Inc. The stock was attractive on a valuation and momentum basis but lost ground in October after its third-quarter earnings report revealed lower-than-expected licensing revenue and weakness in the company’s core presentation server business. Other technology holdings that hampered performance were OmniVision Technologies, Inc., a maker of semiconductor image sensor devices, and Red Hat, which markets the Linux personal computer operating system. We sold Red Hat during the period. In our overweighted position in the retail sector, construction supplies seller Fastenal Company detracted from relative returns. We were similarly disappointed by Omnicare Inc., a geriatric pharmaceutical services company, and we sold it.

Oil and gas, machinery add value

On the positive side, the Fund’s performance benefited from its positioning in the oil and gas sector, where an underweighting and favorable stock selection added value. Our picks in the machinery sector were beneficial as well. Among individual holdings, homebuilder William Lyon Homes was the Fund’s top contributor. Over the summer, the stock was taken private at an attractive premium. Construction machinery manufacturer Terex Corp. also added value, aided in part by stronger-than-expected fourth-quarter profits and an upward revision in its earnings guidance for all of 2007. Other contributors included

SECTOR DISTRIBUTION[b]
Consumer, cyclical	29%
Industrial	19%
Consumer, non-cyclical	16%
Financial	8%
Technology	7%
Communications	6%
Basic materials	5%
Energy	1%

Growth Opportunities Fund

4

casual apparel marketer Guess?, Inc., beverage merchant Hansen Natural Corp., which we sold during the period, and Internet services provider Akamai Technologies, Inc.

“The sector detracting most from
performance during the period
was technology, with stock
selection accounting for most of
that shortfall.”

Outlook

The plunge in share prices near the end of the period raises the possibility that the era of low volatility might be coming to an end. Likewise, the mean-reverting nature of corporate profitability and access to capital indicate that challenges in those areas could lie in the market’s future. Against this backdrop, we believe the Fund’s emphasis on buying quality stocks below their intrinsic value — together with its focus on momentum opportunities — positions it well to face the remainder of 2007 and beyond.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

b As a percentage of net assets on February 28, 2007.

Growth Opportunities Fund

5

A look at performance

For the period ended February 28, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Aa,b	9-16-05	0.27%	—	—	6.53%	0.27%	—	—	9.61%

B	6-12-06	—	—	—	—	—	—	—	5.40

C	6-12-06	—	—	—	—	—	—	—	9.40

Ic	6-12-06	—	—	—	—	—	—	—	11.22

R1[c]	6-12-06	—	—	—	—	—	—	—	10.58

1[c]	6-12-06	—	—	—	—	—	—	—	11.26

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

a Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the “Predecessor Fund”) became owners of that number of full and fractional shares of John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of Class A of John Hancock Growth Opportunities Fund.

b Performance linked to the Predecessor Fund.

c For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Growth Opportunities Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Opportunities Fund Class A sharesa for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,040	$10,540	$11,334

C	6-12-06	11,040	10,940	11,334

Ic	6-12-06	11,122	11,122	11,334

R1[c]	6-12-06	11,058	11,058	11,334

1[c]	6-12-06	11,126	11,126	11,334

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of February 28, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

a Performance linked to the Predecessor Fund.

b NAV represents net asset value and POP represents public offering price.

c For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Growth Opportunities Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,130.93	$8.08

Class B	1,000.00	1,127.41	11.76

Class C	1,000.00	1,127.93	11.77

Class I	1,000.00	1,133.12	5.98

Class R1	1,000.00	1,129.20	9.98

Class 1	1,000.00	1,133.58	5.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Opportunities Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,017.21	$7.65

Class B	1,000.00	1,013.74	11.13

Class C	1,000.00	1,013.74	11.13

Class I	1,000.00	1,019.19	5.66

Class R1	1,000.00	1,015.42	9.44

Class 1	1,000.00	1,019.39	5.46

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 1.53%, 2.23%, 2.23%, 1.13%, 1.89% and 1.09% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365 or 366 (to reflect the one-half year period).

Growth Opportunities Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 91.16%		$6,225,424
(Cost $5,845,013)
Advertising 0.20%		13,849

Interpublic Group of Companies, Inc. *	1,100	13,849
Aerospace 0.35%		24,181

Alliant Techsystems, Inc. *	100	8,655

Orbital Sciences Corp., Class A *	400	7,916

Teledyne Technologies, Inc. *	200	7,610
Agriculture 0.06%		4,208

Andersons, Inc.	100	4,208
Air Freight 0.11%		7,230

ExpressJet Holdings, Inc. *	1,000	7,230
Air Travel 0.80%		54,917

Continental Airlines, Inc., Class B *	900	35,640

Pinnacle Airline Corp. *	200	3,590

US Airways Group, Inc. *	300	15,687
Aluminum 0.09%		6,362

Superior Essex, Inc. *	200	6,362
Apparel & Textiles 3.39%		231,582

Bebe Stores, Inc.	900	16,542

Columbia Sportswear Company	300	19,071

Crocs, Inc. *	200	9,744

Deckers Outdoor Corp. *	200	13,040

Guess?, Inc.	300	24,444

K-Swiss, Inc., Class A	300	8,457

Liz Claiborne, Inc.	400	18,000

Oakley, Inc.	200	4,196

Oxford Industries, Inc.	100	4,939

Perry Ellis International, Inc. *	100	3,055

Phillips-Van Heusen Corp.	400	21,936

Polo Ralph Lauren Corp., Class A	400	34,792

Skechers United States of America, Inc., Class A *	200	6,984

The Gymboree Corp. *	600	22,614

See notes to financial statements

Growth Opportunities Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Apparel & Textiles (continued)

Timberland Company, Class A *	400	$10,848

Under Armour, Inc., Class A *	100	4,595

Wolverine World Wide, Inc.	300	8,325
Auto Parts 0.65%		44,621

Keystone Automotive Industries, Inc. *	100	3,305

O’Reilly Automotive, Inc. *	1,200	41,316
Auto Services 0.32%		22,062

AutoNation, Inc. *	200	4,392

Copart, Inc. *	600	17,670
Automobiles 0.27%		18,508

Group 1 Automotive, Inc.	400	18,508
Banking 0.80%		54,843

BankUnited Financial Corp., Class A	100	2,442

Downey Financial Corp.	100	6,554

FirstFed Financial Corp. *	100	5,720

Flagstar Bancorp, Inc.	100	1,384

Hancock Holding Company	200	8,914

People’s Bank Corp.	200	8,878

Sterling Bancshares, Inc.	300	3,468

TCF Financial Corp.	500	13,220

Wilmington Trust Corp.	100	4,263
Biotechnology 0.43%		29,636

Cephalon, Inc. *	100	7,108

Techne Corp. *	400	22,528
Broadcasting 0.06%		4,287

Sinclair Broadcast Group, Inc., Class A	300	4,287
Building Materials & Construction 0.34%		23,180

EMCOR Group, Inc. *	200	12,012

NCI Building Systems, Inc. *	200	11,168
Business Services 5.03%		343,796

Acxiom Corp.	200	4,272

Alliance Data Systems Corp. *	1,100	65,725

Brinks Company	100	5,923

Corporate Executive Board Company	100	7,781

CSG Systems International, Inc. *	100	2,466

Diamond Management & Technology Consultants, Inc.	200	3,018

Ezcorp, Inc., Class A *	1,100	16,335

FactSet Research Systems, Inc.	900	54,774

Geo Group, Inc. *	300	14,037

Global Payments, Inc.	400	15,388

Jacobs Engineering Group, Inc. *	200	18,068

Manpower, Inc.	400	29,720

MPS Group, Inc. *	900	12,888

See notes to financial statements

Growth Opportunities Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Business Services (continued)

Pre-Paid Legal Services, Inc. *	300	$12,414

Robert Half International, Inc.	400	15,628

Scansource, Inc. *	300	8,298

Sonicwall, Inc. *	800	6,976

Spherion Corp. *	400	3,548

Teletech Holdings, Inc. *	400	12,592

Total Systems Services, Inc.	100	3,122

Tyler Technologies, Inc. *	200	2,726

Volt Information Sciences, Inc. *	400	13,676

Watson Wyatt Worldwide, Inc., Class A	300	14,421
Cellular Communications 0.51%		34,795

Brightpoint, Inc. *	1,960	23,657

Telephone & Data Systems, Inc.	200	11,138
Chemicals 1.89%		129,296

Airgas, Inc.	200	8,254

Albemarle Corp.	400	32,740

Eastman Chemical Company	100	5,912

Hercules, Inc. *	900	18,144

Newmarket Corp.	400	17,556

OM Group, Inc. *	400	20,268

PolyOne Corp. *	1,000	6,710

W. R. Grace & Company *	800	19,712
Colleges & Universities 1.09%		74,274

Career Education Corp. *	700	20,706

Corinthian Colleges, Inc. *	400	5,580

ITT Educational Services, Inc. *	600	47,988
Commercial Services 0.19%		12,620

PeopleSupport, Inc. *	200	4,232

Pool Corp.	100	3,510

Vertrue, Inc. *	100	4,878
Computers & Business Equipment 2.40%		164,135

Benchmark Electronics, Inc. *	300	6,444

Brocade Communications Systems, Inc. *	3,300	29,733

CDW Corp.	1,000	62,080

Ingram Micro, Inc., Class A *	1,000	19,430

National Instruments Corp.	100	2,683

Parametric Technology Corp. *	200	3,814

Plexus Corp. *	500	8,200

Sykes Enterprises, Inc. *	200	3,208

Tech Data Corp. *	200	7,456

Western Digital Corp. *	1,100	21,087

See notes to financial statements

Growth Opportunities Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Construction Materials 0.67%		$45,388

Columbus McKinnon Corp. *	200	4,640

Comfort Systems USA, Inc.	200	2,722

Florida Rock Industries, Inc.	300	20,214

Regal-Beloit Corp.	100	4,524

Simpson Manufacturing Company, Inc.	400	13,288
Containers & Glass 1.16%		79,348

Packaging Corp. of America	400	9,800

Pactiv Corp. *	1,700	54,740

Sonoco Products Company	400	14,808
Correctional Facilities 0.38%		26,180

Corrections Corp. of America *	500	26,180
Cosmetics & Toiletries 0.68%		46,624

Alberto-Culver Company	400	8,860

Estee Lauder Companies, Inc., Class A	300	14,364

International Flavors & Fragrances, Inc.	500	23,400
Crude Petroleum & Natural Gas 0.12%		8,359

Vaalco Energy, Inc. *	1,300	8,359
Domestic Oil 0.68%		46,111

Frontier Oil Corp.	500	14,775

Holly Corp.	500	27,735

St. Mary Land & Exploration Company	100	3,601
Drugs & Health Care 0.87%		59,406

Abaxis, Inc. *	200	4,562

Candela Corp. *	500	5,695

Immucor, Inc. *	500	14,870

Mannatech, Inc.	200	2,968

Molina Healthcare, Inc. *	300	9,348

Parexel International Corp. *	300	10,203

Savient Pharmaceuticals, Inc. *	200	2,708

West Pharmaceutical Services, Inc.	200	9,052
Educational Services 0.04%		2,700

Renaissance Learning, Inc.	200	2,700
Electrical Equipment 2.55%		173,973

Anixter International, Inc. *	300	18,600

Baldor Electric Company	200	7,280

Encore Wire Corp. *	800	20,768

FLIR Systems, Inc. *	300	10,428

Genlyte Group, Inc. *	200	13,878

Lamson & Sessions Company *	400	12,052

Littelfuse, Inc. *	200	7,366

Molex, Inc.	900	26,397

Tektronix, Inc.	600	17,166

Wesco International, Inc. *	600	40,038

See notes to financial statements

Growth Opportunities Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electrical Utilities 0.11%		$7,722

OGE Energy Corp.	200	7,722
Electronics 2.25%		153,482

AVX Corp.	700	10,696

Belden CDT, Inc.	200	9,274

Daktronics, Inc.	600	16,002

Mentor Graphics Corp. *	900	15,201

Multi-Fineline Electronix, Inc. *	300	5,523

Rogers Corp. *	300	14,523

Supertex, Inc. *	300	12,315

Technitrol, Inc.	400	8,796

Thomas & Betts Corp. *	400	20,328

Trimble Navigation, Ltd. *	1,200	31,752

TTM Technologies, Inc. *	800	9,072
Energy 0.07%		4,848

Energen Corp.	100	4,848
Financial Services 5.77%		393,938

A.G. Edwards, Inc.	300	19,263

American Capital Strategies, Ltd.	300	13,344

AmeriCredit Corp. *	200	4,884

Blackrock, Inc., Class A	100	15,904

Capitalsource, Inc.	300	7,737

Federated Investors, Inc., Class B	100	3,577

IntercontinentalExchange, Inc. *	300	45,255

International Securities Exchange Holdings, Inc.	200	9,250

Investors Financial Services Corp.	700	40,978

Jefferies Group, Inc.	500	13,525

Knight Capital Group, Inc. *	800	12,648

Leucadia National Corp.	100	2,831

MoneyGram International, Inc.	1,000	30,060

Ocwen Financial Corp. *	200	2,326

Piper Jaffray Companies, Inc. *	100	6,511

Raymond James Financial, Inc.	650	19,565

SEI Investments Company	800	48,360

SWS Group, Inc.	150	3,954

The First Marblehead Corp.	1,900	85,766

World Acceptance Corp. *	200	8,200
Food & Beverages 1.08%		73,831

Corn Products International, Inc.	700	22,379

McCormick & Company, Inc.	700	26,803

MGP Ingredients, Inc.	200	3,968

Ralcorp Holdings, Inc. *	200	11,604

Sanderson Farms, Inc.	100	3,235

Smithfield Foods, Inc. *	200	5,842

See notes to financial statements

Growth Opportunities Fund

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Furniture & Fixtures 0.54%		$36,984

American Woodmark Corp.	200	7,948

Ethan Allen Interiors, Inc.	400	14,744

Leggett & Platt, Inc.	600	14,292
Gas & Pipeline Utilities 0.12%		8,332

ONEOK, Inc.	200	8,332
Healthcare Products 2.40%		163,772

Cytyc Corp. *	400	12,120

DENTSPLY International, Inc.	700	22,078

Edwards Lifesciences Corp. *	200	10,094

Henry Schein, Inc. *	200	10,434

Hillenbrand Industries, Inc.	200	11,960

ICU Medical, Inc. *	100	3,906

IDEXX Laboratories, Inc. *	400	34,472

Kinetic Concepts, Inc. *	100	4,915

Owens & Minor, Inc.	300	9,891

Patterson Companies, Inc. *	700	23,366

PSS World Medical, Inc. *	200	4,148

Respironics, Inc. *	400	16,388
Healthcare Services 1.94%		132,535

AMERIGROUP Corp. *	800	26,464

Apria Healthcare Group, Inc. *	600	19,110

CorVel Corp. *	50	1,506

Covance, Inc. *	300	18,498

Emdeon Corp. *	300	4,482

Genesis HealthCare Corp. *	100	6,305

Lincare Holdings, Inc. *	600	23,430

Magellan Health Services, Inc. *	200	8,362

Odyssey Healthcare, Inc. *	600	8,148

Pediatrix Medical Group, Inc. *	300	16,230
Holdings Companies/Conglomerates 0.24%		16,185

United Industrial Corp.	300	16,185
Homebuilders 0.88%		59,930

Beazer Homes USA, Inc.	200	7,892

Hovnanian Enterprises, Inc., Class A *	200	6,220

KB Home	200	9,920

M.D.C. Holdings, Inc.	300	15,318

M/I Homes, Inc.	100	3,143

Ryland Group, Inc.	300	14,451

Toll Brothers, Inc. *	100	2,986
Hotels & Restaurants 2.53%		172,596

Applebee’s International, Inc.	500	12,780

Brinker International, Inc.	700	23,807

Buffalo Wild Wings, Inc. *	200	11,000

See notes to financial statements

Growth Opportunities Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Hotels & Restaurants (continued)

CBRL Group, Inc.	100	$4,666

CEC Entertainment, Inc. *	200	8,528

Chipotle Mexican Grill, Inc., Class A *	100	5,999

Choice Hotels International, Inc.	600	22,494

CKE Restaurants, Inc.	600	11,592

Jack in the Box, Inc. *	400	27,336

Krispy Kreme Doughnuts, Inc. *	300	3,051

OSI Restaurant Partners, Inc.	100	4,000

Papa Johns International, Inc. *	600	17,718

Ruby Tuesday, Inc.	300	8,790

Sonic Corp. *	500	10,835
Household Products 2.11%		144,355

Church & Dwight, Inc.	200	9,590

Energizer Holdings, Inc. *	900	77,328

Select Comfort Corp. *	900	16,677

Smith & Wesson Holding Corp. *	500	6,210

Tempur-Pedic International, Inc.	1,200	29,868

Tupperware Brands Corp.	200	4,682
Industrial Machinery 4.25%		290,155

AGCO Corp. *	700	25,375

Cummins, Inc.	100	13,468

FMC Technologies, Inc. *	600	39,468

Gardner Denver, Inc. *	300	10,161

Graco, Inc.	500	20,255

Lincoln Electric Holdings, Inc.	300	18,720

Middleby Corp. *	100	11,028

Rofin Sinar Technologies, Inc. *	200	12,028

Terex Corp. *	1,500	98,760

The Manitowoc Company, Inc.	600	35,220

Valmont Industries, Inc.	100	5,672
Industrials 1.05%		71,475

Crane Company	500	19,045

Fastenal Co.	1,000	35,270

Harsco Corp.	200	17,160
Insurance 1.74%		118,804

Brown & Brown, Inc.	1,600	45,040

Erie Indemnity Company., Class A	200	10,782

Meadowbrook Insurance Group, Inc. *	300	3,159

Philadelphia Consolidated Holding Corp. *	200	9,182

PMI Group, Inc.	200	9,374

Radian Group, Inc.	100	5,745

Reinsurance Group of America, Inc.	200	11,416

Triad Guaranty, Inc. *	100	4,546

W.R. Berkley Corp.	600	19,560

See notes to financial statements

Growth Opportunities Fund

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Internet Content 0.30%		$20,166

Travelzoo, Inc. *	600	20,166
Internet Retail 0.61%		41,566

PetMed Express, Inc. *	800	10,120

Priceline.com, Inc. *	600	31,446
Internet Software 2.91%		198,686

Akamai Technologies, Inc. *	1,800	92,826

Checkfree Corp. *	400	15,168

Digital River, Inc. *	400	22,156

McAfee, Inc. *	800	24,096

RealNetworks, Inc. *	700	5,712

TIBCO Software, Inc. *	1,400	12,670

WebEx Communications, Inc. *	600	26,058
Leisure Time 0.30%		20,336

Brunswick Corp.	200	6,530

Movie Gallery, Inc. *	100	485

Polaris Industries, Inc.	200	9,578

WMS Industries, Inc. *	100	3,743
Life Sciences 0.69%		47,136

Pharmaceutical Product Development, Inc.	800	25,432

Waters Corp. *	400	21,704
Liquor 0.10%		6,550

Brown Forman Corp., Class B	100	6,550
Manufacturing 1.59%		108,689

Acuity Brands, Inc.	300	16,620

Carlisle Companies, Inc.	200	17,428

Ceradyne, Inc. *	200	10,320

General Cable Corp. *	500	24,975

Insteel Industries, Inc.	400	7,364

Kaydon Corp.	400	17,348

Nordson Corp.	300	14,634
Medical—Hospitals 1.19%		81,421

Lifepoint Hospitals, Inc. *	200	7,320

Manor Care, Inc.	800	42,864

Medcath Corp. *	100	2,902

RehabCare Group, Inc. *	100	1,520

Universal Health Services, Inc., Class B	400	23,144

VCA Antech, Inc. *	100	3,671
Metal & Metal Products 1.58%		108,183

A. M. Castle & Company	100	2,880

Brush Engineered Materials, Inc. *	100	4,482

Commercial Metals Company	900	24,786

Ladish Company, Inc. *	400	16,720

Matthews International Corp., Class A	100	4,001

See notes to financial statements

Growth Opportunities Fund

17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Metal & Metal Products (continued)

Mueller Industries, Inc.	400	$11,920

Reliance Steel & Aluminum Company	700	31,962

Timken Company	400	11,432
Mining 0.14%		9,200

AMCOL International Corp.	100	2,835

Stillwater Mining Company *	500	6,365
Mobile Homes 0.94%		64,148

Thor Industries, Inc.	1,300	54,392

Winnebago Industries, Inc.	300	9,756
Newspapers 0.04%		2,840

Journal Register Company	400	2,840
Office Furnishings & Supplies 0.70%		47,991

Herman Miller, Inc.	300	11,541

HNI Corp.	100	5,000

OfficeMax, Inc.	500	25,950

United Stationers, Inc. *	100	5,500
Petroleum Services 0.52%		35,712

Oceaneering International, Inc. *	300	11,832

RPC, Inc.	400	5,980

Universal Compression Holdings, Inc. *	200	13,390

World Fuel Services Corp.	100	4,510
Pharmaceuticals 0.66%		44,795

Auxilium Pharmaceuticals, Inc. *	200	2,486

Endo Pharmaceutical Holdings, Inc. *	300	9,363

Enzon Pharmaceuticals, Inc. *	400	3,312

Hi-Tech Pharmacal Company, Inc. *	300	3,303

King Pharmaceuticals, Inc. *	500	9,325

Medicis Pharmaceutical Corp., Class A	400	14,544

Noven Pharmaceuticals, Inc. *	100	2,462
Publishing 0.23%		15,446

Consolidated Graphics, Inc. *	100	7,126

Valassis Communications, Inc. *	500	8,320
Real Estate 0.94%		63,943

Apartment Investment & Management Company, Class A, REIT	100	5,886

Home Properties, Inc., REIT	200	11,716

Jones Lang LaSalle, Inc., REIT	300	31,755

SL Green Realty Corp., REIT	100	14,586
Retail Trade 12.91%		881,628

Abercrombie & Fitch Company, Class A	100	7,817

Aeropostale, Inc. *	900	32,976

American Eagle Outfitters, Inc.	3,500	108,675

AnnTaylor Stores Corp. *	900	31,941

Big Lots, Inc. *	800	20,024

See notes to financial statements

Growth Opportunities Fund

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

BJ’s Wholesale Club, Inc. *	300	$9,684

CarMax, Inc. *	1,400	73,780

Cash America International, Inc.	300	12,183

Casual Male Retail Group, Inc. *	200	2,500

Charlotte Russe Holding, Inc. *	500	14,595

Children’s Place Retail Stores, Inc. *	300	16,338

Christopher & Banks Corp.	800	14,856

Circuit City Stores, Inc.	700	13,321

Claire’s Stores, Inc.	700	22,498

Conn’s, Inc. *	200	5,062

Dick’s Sporting Goods, Inc. *	300	15,702

Dillard’s, Inc., Class A	500	16,700

Dollar General Corp.	400	6,752

Dollar Tree Stores, Inc. *	1,500	51,165

Family Dollar Stores, Inc.	2,000	57,940

First Cash Financial Services, Inc. *	500	11,240

Foot Locker, Inc.	700	15,904

Fossil, Inc. *	600	16,152

Kenneth Cole Productions, Inc., Class A	100	2,555

MSC Industrial Direct Company, Inc., Class A	200	8,628

NBTY, Inc. *	800	38,944

Pacific Sunwear of California, Inc. *	500	9,000

Pantry, Inc. *	200	9,430

Payless ShoeSource, Inc. *	500	15,450

PETsMART, Inc.	900	27,279

RadioShack Corp.	400	9,988

Regis Corp.	200	8,416

Rent-A-Center, Inc. *	1,100	31,152

Ross Stores, Inc.	400	13,108

Steven Madden, Ltd. *	600	17,736

Talbots, Inc.	200	5,048

The Buckle, Inc.	50	1,724

The Dress Barn, Inc. *	800	16,816

The Men’s Wearhouse, Inc.	600	26,568

Tween Brands, Inc. *	700	25,095

United Rentals, Inc. *	700	20,006

Williams-Sonoma, Inc.	500	16,880
Sanitary Services 0.11%		7,692

Allied Waste Industries, Inc. *	600	7,692
Semiconductors 1.32%		89,871

Amkor Technology, Inc. *	600	6,918

Atmel Corp. *	1,800	9,972

Novellus Systems, Inc. *	700	22,540

OmniVision Technologies, Inc. *	1,700	22,032

See notes to financial statements

Growth Opportunities Fund

19

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Semiconductors (continued)

QLogic Corp. *	800	$14,072

Varian Semiconductor Equipment Associates, Inc. *	300	14,337
Software 2.15%		146,451

BEA Systems, Inc. *	300	3,579

BMC Software, Inc. *	1,800	55,548

Citrix Systems, Inc. *	1,200	38,640

Keane, Inc. *	300	4,116

Macrovision Corp. *	800	19,736

Manhattan Associates, Inc. *	100	2,782

MicroStrategy, Inc., Class A *	100	12,607

Smith Micro Software, Inc. *	700	9,443
Steel 2.05%		140,023

AK Steel Holding Corp. *	2,000	46,260

Carpenter Technology Corp.	300	35,565

Chaparral Steel Company	200	9,966

Olympic Steel, Inc.	100	2,944

Steel Dynamics, Inc.	1,200	45,288
Telecommunications Equipment & Services 1.63%		110,983

ADTRAN, Inc.	300	6,909

Commscope, Inc. *	800	30,776

InterDigital Communication Corp. *	200	6,944

Level 3 Communications, Inc. *	2,800	18,396

Oplink Communications, Inc. *	200	3,298

Polycom, Inc. *	1,400	44,660
Tires & Rubber 0.32%		22,158

Goodyear Tire & Rubber Company *	900	22,158
Toys, Amusements & Sporting Goods 0.62%		42,035

Hasbro, Inc.	700	19,803

Marvel Entertainment, Inc. *	800	22,232
Transportation 0.77%		52,690

American Commercial Lines, Inc. *	400	14,452

Kirby Corp. *	400	14,616

Overseas Shipholding Group, Inc.	300	18,174

Saia, Inc. *	200	5,448
Trucking & Freight 2.63%		179,670

Arkansas Best Corp.	400	15,788

Celadon Group, Inc. *	400	7,164

EGL, Inc. *	600	21,126

Forward Air Corp.	400	13,048

Hub Group, Inc., Class A *	200	6,334

J.B. Hunt Transport Services, Inc.	800	21,248

Landstar Systems, Inc.	300	13,407

Navistar International Corp. *	400	16,220

See notes to financial statements

Growth Opportunities Fund

20

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Trucking & Freight (continued)

Old Dominion Freight Lines, Inc. *	500	$15,555

Oshkosh Truck Corp.	200	10,730

Ryder Systems, Inc.	400	20,576

Swift Transportation, Inc. *	600	18,474

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 7.10%		$485,000
(Cost $485,000)

Repurchase Agreement with State Street Corp.
dated 2/28/2007 at 4.60% to be repurchased
at $485,062 on 3/1/2007, collateralized by
$460,000 Federal Home Loan Bank, 5.75%
due 6/12/2026 (Valued at $499,675,
including interest) (c)	$485,000	485,000

Total investments (Cost $6,330,013) 98.26%		$6,710,424

Other assets in excess of liabilities 1.74%		118,707

Total net assets 100.00%		$6,829,131

REIT Real Estate Investment Trust.

* Non-income producing.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

Growth Opportunities Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $5,845,013)	$6,225,424
Repurchase agreement, at value (Cost $485,000)	485,000
Cash	478
Cash segregated for futures contracts	25,000
Receivable for fund shares sold	162,858
Dividends and interest receivable	1,670
Receivable for futures variation margin	3,000
Receivable due from adviser	29,312
Other assets	882
Total assets	6,933,624

Liabilities

Payable for fund shares repurchased	170
Payable to affiliates
Fund administration fees	666
Transfer agent fees	2,014
Service fees	284
Accrued expenses	101,359
Total liabilities	104,493

Net assets

Capital paid-in	6,375,375
Accumulated undistributed net realized gain on investments and futures contracts	83,801
Unrealized appreciation on investments and futures contracts	369,955
Net assets	$6,829,131

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($5,197,356 ÷ 213,571 shares)	$24.34
Class B ($402,232 ÷ 16,601 shares)[a]	$24.23
Class C ($652,625 ÷ 26,933 shares)[a]	$24.23
Class I ($202,539 ÷ 8,298 shares)	$24.41
Class R1 ($112,132 ÷ 4,620 shares)	$24.27[b]
Class 1 ($262,247 ÷ 10,739 shares)	$24.42

Maximum public offering price per share

Class Ac ($24.34 ÷ 95%)	$25.62

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

b Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on February 28, 2007.

c On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Growth Opportunities Fund

22

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (including special dividends of $5,000)	$23,790
Interest	10,292
Total investment income	34,082

Expenses

Investment management fees (Note 3)	24,905
Distribution and service fees (Note 3)	12,058
Transfer agent fees (Note 3)	4,189
Fund administration fees (Note 3)	942
Blue sky fees (Note 3)	70,630
Audit and legal fees	70,214
Custodian fees	51,833
Registration and filing fees	3,581
Printing and postage fees (Note 3)	2,726
Trustees’ fees (Note 3)	28
Miscellaneous	1,268
Total expenses	242,374
Less expense reductions (Note 3)	(193,273)
Net expenses	49,101
Net investment loss	(15,019)

Realized and unrealized gain

Net realized gain on
Investments	124,786
Futures contracts	20,805
Change in net unrealized appreciation (depreciation) of
Investments	233,911
Futures contracts	(10,456)
Net realized and unrealized gain	369,046
Increase in net assets from operations	$354,027

See notes to financial statements

Growth Opportunities Fund

23

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-06[a]	2-28-07

Increase (decrease) in net assets

From operations
Net investment income (loss)	$3,332	($15,019)
Net realized gain	11,839	145,591
Change in net unrealized appreciation (depreciation)	146,500	223,455
Increase in net assets resulting from operations	161,671	354,027
Distributions to shareholders
From net realized gain
Class A	—	(38,393)
Class B	—	(2,305)
Class C	—	(5,246)
Class R1	—	(1,078)
Class I	—	(1,806)
Class 1	—	(1,082)
Total distributions	—	(49,910)
From Fund share transactions	1,736,387	4,626,956

Net assets

Beginning of period	—	1,898,058
End of period[b]	$1,898,058	$6,829,131

a Period from 9-16-05 (commencement of operations) to 2-28-06.

b Includes undistributed net investment income of $3,332 and $0, respectively.

See notes to financial statements

Growth Opportunities Fund

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[b]	2-28-07[c]

Per share operating performance

Net asset value, beginning of period	21.31	$23.29
Net investment income (loss)[h]	0.04	(0.07)[t]
Net realized and unrealized
gain on investments	1.94	1.36
Total from investment operations	1.98	1.29
Less distributions
From net realized gain	—	(0.24)
Net asset value, end of period	$23.29	$24.34
Total return (%)	9.29[l,m]	5.57[k,l,s]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$5
Ratio of net expenses to average
net assets (%)	0.48[r]	1.32
Ratio of gross expenses to average
net assets (%)[p]	5.45[r]	5.59
Ratio of net investment income
(loss) to average net assets (%)	0.41[r]	(0.34)[t]
Portfolio turnover (%)	43[m]	96

See notes to financial statements

Growth Opportunities Fund

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.20)[t]
Net realized and unrealized
gain on investments	2.50
Total from investment operations	2.30
Less distributions
From net realized gain	(0.24)
Net asset value, end of period	$24.23
Total return (%)	10.40[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.22[r]
Ratio of gross expenses to average
net assets (%)	14.62[p,r]
Ratio of net investment loss
to average net assets (%)	(1.21)[r,t]
Portfolio turnover (%)	96[m]

See notes to financial statements

Growth Opportunities Fund

26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.19)[t]
Net realized and unrealized
gain on investments	2.49
Total from investment operations	2.30
Less distributions
From net realized gain	(0.24)
Net asset value, end of period	$24.23
Total return (%)	10.40[k,l,m]

Ratios and sup plemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	2.22[r]
Ratio of gross expenses to average
net assets (%)	10.43[p,r]
Ratio of net investment loss
to average net assets (%)	(1.15)[r,t]
Portfolio turnover (%)	96[m]

See notes to financial statements

Growth Opportunities Fund

27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.02)[t]
Net realized and unrealized
gain on investments	2.50
Total from investment operations	2.48
Less distributions
From net realized gain	(0.24)
Net asset value, end of period	$24.41
Total return (%)	11.22[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.13[r]
Ratio of gross expenses to average
net assets (%)	16.26[p,r]
Ratio of net investment loss
to average net assets (%)	(0.10)[r,t]
Portfolio turnover (%)	96[m]

See notes to financial statements

Growth Opportunities Fund

28

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[a,d]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.14)[t]
Net realized and unrealized
gain on investments	2.48
Total from investment operations	2.34
Less distributions
From net realized gain	(0.24)
Net asset value, end of period	$24.27
Total return (%)	10.58[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.88[r]
Ratio of gross expenses to average
net assets (%)	24.20[p,r]
Ratio of net investment loss
to average net assets (%)	(0.86)[r,t]
Portfolio turnover (%)	96[m]

See notes to financial statements

Growth Opportunities Fund

29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.02)[t]
Net realized and unrealized
gain on investments	2.51
Total from investment operations	2.49
Less distributions
From net realized gain	(0.24)
Net asset value, end of period	$24.42
Total return (%)	11.26[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.09[r]
Ratio of gross expenses to average
net assets (%)	3.81[p,r]
Ratio of net investment loss
to average net assets (%)	(0.10)[r,t]
Portfolio turnover (%)	96[m]

a Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.

b Class A shares began operations on 9-16-05.

c Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the “Predecessor Fund”) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

d Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

h Based on the average of the shares outstanding.

i Less than $500,000.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r Annualized.

s Class A returns linked back to the Predecessor Fund.

t Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	$0.03	0.14%

Class B	0.02	0.11

Class C	0.03	0.11

Class I	0.03	0.11

Class R1	0.02	0.11

Class 1	0.02	0.10

See notes to financial statements

Growth Opportunities Fund

30

Notes to financial statements

1. Organization

John Hancock Growth Opportunities Fund (the “Fund”) is a newly organized non-diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affilliated funds of funds which are funds of funds within the John Hancock funds complex.

The Fund is the accounting and performance successor to the GMO Small/Mid Cap Growth Fund (the “Predecessor Fund”), a diversified open-end management investment company organized as a Massachusetts business trust. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less

Growth Opportunities Fund

31

are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U. S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market

Growth Opportunities Fund

32

value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase

Growth Opportunities Fund

33

is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on February 28, 2007:
	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

Russell 2000 Mini Index	4	Long	Mar 2007	($10,456)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $37,434 and long-term capital gains $12,476. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. As of February 28, 2007, the components of distributable earnings on a tax basis included $43,306 of undistributed ordinary income and $47,405 of undistributed long-term gain.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

Growth Opportunities Fund

34

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Opportunities Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by John Hancock Distributors, LLC. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Prior to June 12, 2006, the Predecessor Fund paid a monthly management fee to its investment advisor, Grantham, Mayo, Van Otterloo & Co., LLC, at an annual rate of 0.33% of the Predecessor Fund’s average daily net assets.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.54% for Class A, 2.24% for Class B, 2.24% for Class C, 1.14% for Class I, 1.64% for Class R1 and 1.09% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $118,010, $18,420, $20,639, $17,026, $16,699 and $2,479 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the year ended February 28, 2007. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative shares of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Growth Opportunities Fund

35

Prior to June 12, 2006, Funds Distributor, Inc. served as the Predecessors Fund’s principal underwriter and was compensated at an annual rate of 0.15% of the Predecessor Fund’s average daily net asset value.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the year ended February 28, 2007, the Fund was informed that the Distributor received net up-front sales charges of $31,272 with regard to sales of Class A shares. Of this amount, $5,245 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $26,025 was paid as sales commissions to unrelated broker-dealers and $2 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer and indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended February 28, 2007, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the year ended February 28, 2007.

Prior to June 12, 2006, Investors Bank and Trust Company served as the Predecessor Fund’s transfer agent and fund accountant.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$7,473	$3,298	$14,279	$1,500
Class B	1,479	296	14,087	270
Class C	2,504	501	14,089	161
Class I	—	56	14,088	114
Class R1	557	38	14,087	680
Class 1	45	—	—	1
Total	$12,058	$4,189	$70,630	$2,726

Growth Opportunities Fund

36

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the year ended February 28, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended February 28, 2006, and the year ended February 28, 2007, were as follows:

		Year ended 2-28-06[a]	Year ended 2-28-07
	Shares	Amount	Shares	Amount

Class A shares
Sold	81,480	$1,736,387	134,743	$3,150,486
Distributions reinvested	—	—	1,586	37,457
Repurchased	—	—	(4,238)	(100,934)
Net increase	81,480	$1,736,387	132,091	$3,087,009

Class B shares
Sold	—	—	16,576	$380,025
Distributions reinvested	—	—	89	2,095
Repurchased	—	—	(64)	(1,503)
Net increase	—	—	16,601	$380,617[b]

Class C shares
Sold	—	—	26,822	$617,497
Distributions reinvested	—	—	112	2,625
Repurchased	—	—	(1)	(14)
Net increase	—	—	26,933	$620,108[b]

Class R1 shares
Sold	—	—	4,574	$101,500
Distributions reinvested	—	—	46	1,078
Net increase	—	—	4,620	$102,578[b]

Growth Opportunities Fund

37

		Year ended 2-28-06[a]	Year ended 2-28-07
	Shares	Amount	Shares	Amount

Class I shares
Sold	—	—	8,222	$183,402
Distributions reinvested	—	—	76	1,806
Net increase	—	—	8,298	$185,208[b]

Class 1 shares
Sold	—	—	10,706	$250,671
Distributions reinvested	—	—	46	1,082
Repurchased	—	—	(13)	(317)
Net increase	—	—	10,739	$251,436 [b]

Net increase	81,480	$1,736,387	199,282	$4,626,956

[a] Period from 9-16-05 (commencement of operations) to 2-28-06.
[b]Period from 6-12-06 (commencement of operations) to 2-28-07.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended February 28, 2007, aggregated $7,191,377 and $3,199,270, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $6,347,379. Gross unrealized appreciation and depreciation of investments aggregated $523,307 and $160,262, respectively, resulting in net unrealized appreciation of $363,045.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reclassification of accounts

During the year ended February 28, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $23,719, a decrease in accumulated net investment loss of $11,687 and an increase in capital paid-in of $12,032. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for non-deductible 12b-1 fees. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

10. Reorganization

On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 81,480 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $1,806,642, including $14,098 of unrealized depreciation, after the close of business on June 9, 2006. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of the Fund.

Growth Opportunities Fund

38

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Growth Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Opportunities Fund (the “Fund”) at February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

39

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2007.

The Fund has designated distributions to shareholders of $12,476 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2007, 13.57% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

40

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2006	66
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2006	66
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2006	66
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

41

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66
Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

42

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272
President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

43

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

44

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

48

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FEE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

8400A 2/07
4/07

John Hancock

MUTUAL FUNDS

John Hancock
# Growth Fund

**Annual Report**
2.28.07

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 18

Notes to financial
statements
page 26

Trustees and officers
page 36

For more information
page 40

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 11.97% for the year ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 1000 Index, and in companies with size and growth characteristics similar to those of companies with stocks in the Index.

Since inception

► The Fund produced solid results, but trailed the Russell 1000 Growth Index against a backdrop of rising share prices and investors’ preference for cheap stocks.

► The Fund’s performance was particularly limited by unfavorable positioning in the technology sector.

► Market volatility was evident at the beginning of the period, diminished to near-record low levels during the rally and returned as the period came to a close.

Top 10 holdings
Cisco Systems, Inc.	3.5%	Wal-Mart Stores, Inc.	2.7%

Home Depot, Inc.	3.3%	Oracle Corp.	2.2%

Merck & Company, Inc.	3.3%	Fedex Corp.	2.2%

Exxon Mobil Corp.	3.2%	Comcast Corp.	2.1%

Johnson & Johnson	2.9%	Lowe’s Companies, Inc.	1.9%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock

Growth Fund

U.S. stocks enjoyed solid performance during the review period, which began in June, 2006 in the midst of a market correction triggered by the Federal Reserve Board’s hawkish comments about inflation and fears of a longer-than-anticipated cycle of interest rate hikes. Rising energy prices were another factor adding to the negative investor sentiment early in the period.

As the summer progressed, however, the prospects for both interest rates and energy prices improved. Inflationary pressures eased a bit and more data emerged indicating a slowing U.S. economy, prompting the Fed to leave interest rates unchanged in August after 17 consecutive 0.25% increases. At subsequent meetings in September, November, December and January, the Fed reaffirmed its stand-pat position. At the same time, energy prices registered substantial declines. In response, the market embarked on a rally that began in July and continued almost through the end of February.

The rally was characterized by extremely low share price volatility and investors’ preference for stocks with low price-to-book value (P/B) or price-to-earnings (P/E) ratios, as evidenced by the dramatic outperformance of the Russell 1000 Value Index over the Fund’s benchmark, Russell 1000 Growth Index. Corporate profits continued to grow at a healthy pace and, while short-term interest rates were higher than they had been prior to the Fed’s tightening moves, access to capital remained relatively unhindered. However, on the second-to-last trading

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Merck	▲	Undervalued; controversy over Vioxx fading
Forest Laboratories	▲	Favorable legal developments on Lexapro
QUALCOMM	▼	Favorable valuation but disappointing performance

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO) Portfolio Management Team

day of the period, volatility returned with a vengeance, as the Dow Jones Industrial Average and the Russell 1000 Growth Index each fell by more than 3%. It was the Dow’s worst one-day percentage loss since 2003, leaving many investors wondering if the long run of benign market conditions had come to an end.

“U.S. stocks enjoyed solid
performance during the review
period…”

Looking at performance

From their inception on June 12, 2006, through February 28, 2007, John Hancock Growth Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned 9.57%, 9.05%, 9.05%, 10.18% and 9.27%, respectively, at net asset value. By comparison, the Russell 1000 Growth Index returned 12.25%, while the average large growth fund monitored by Morningstar, Inc. gained 12.94% .a Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions.

The market environment proved challenging to both of our primary stock selection tools — valuation and momentum. Valuation, which determines the positioning for approximately half of this Fund’s assets, accounted for much of the performance shortfall. During the period, investors wanted cheap stocks on a P/B or P/E basis, whereas our valuation discipline seeks out stocks selling at a significant discount from their intrinsic value. The difference is that our methodology encompasses various yardsticks of quality, such as stability of earnings, leverage and long-term profitability. Over the longer term, the market has rewarded an emphasis on quality stocks acquired at a discount, but over shorter periods of time investors sometimes spurn quality in favor of low prices, concept stocks or other fads.

Growth Fund

3

Our momentum criteria are designed to identify stocks that have performed well recently and appear poised to continue outperforming. That said, although the broader earnings environment was favorable and the market rose for most of the period, our momentum strategy rotated out of low P/B and low P/E stocks after they plummeted during the market’s early summer correction. Consequently, the strategy underperformed when the market shifted back toward these stocks as the market recovered.

Technology, retail and services limit gains

The sector detracting most from performance during the period was technology, where our stock selection, along with an underweighting, negatively affected the Fund’s returns. In fact, four of the five largest detractors were from the technology sector. For example, having a significant underweighting in software giant Microsoft Corp. undermined our results, as investors who bought the stock in anticipation of a successful launch for Vista, the company’s major upgrade of its Windows operating system, bid the price up over 30% during the period.

Likewise, enterprise software provider Oracle Corp. was underweighted by our valuation model, but the stock gained ground anyway. An underweighted exposure to networking equipment maker Cisco Systems, Inc. also was counterproductive, as the stock advanced smartly amid the company’s market-share gains in its core router business. On the other hand, wireless chip maker QUALCOMM, Inc., a stock that was attractive on the basis of both valuation and momentum, turned in a disappointing performance during the period.

Health care and utilities add value

On the positive side, the health care, manufacturing and metals and mining sectors made notable contributions to performance. Of the three, health care had by far the largest positive impact. In particular, our valuation and momentum screens signaled opportunity in pharmaceutical stocks, which had been beaten down due to controversies surrounding the safety of various patent medications. Merck & Company, Inc. had been one of the downtrodden, and as investors began to realize its inherent value, the stock responded with a strong gain. Forest Laboratories, Inc. was another contributor from

SECTOR DISTRIBUTION[b]
Consumer, non-cyclical	24%
Consumer, cyclical	24%
Industrial	15%
Communications	10%
Technology	9%
Financial	7%
Energy	5%
Basic materials	1%

Growth Fund

4

the health care sector. The stock had a strong run following a favorable legal decision in July that protected Lexapro, the company’s antidepressant medication, from generic competition. We took profits in personal computer and printer maker Hewlett-Packard Co., a position which had aided the Fund’s performance, as it exhibited both favorable valuation characteristics and positive momentum during the period. Two other contributors to relative performance added value because we didn’t own them and they performed poorly: General Electric Co. and 3M Co.

“On the positive side, the health
care, manufacturing and metals
and mining sectors made notable
contributions to performance.”

Outlook

The plunge in share prices near the end of the period raises the possibility that the era of low volatility might be coming to an end. Likewise, the mean-reverting nature of corporate profitability and access to capital indicate that challenges in those areas could lie in the market’s future. Against this backdrop, we believe the Fund’s emphasis on buying quality stocks below their intrinsic value — together with its focus on momentum opportunities — positions it well to face the remainder of 2007 and beyond.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

b As a percentage of net assets on February 28, 2007.

Growth Fund

5

A look at performance

For the period ended February 28, 2007

		Cumulative total returns
		with maximum sales charge (POP)
	Inception	Since
Class	date	inception

A	6-12-06	4.10%

B	6-12-06	4.05

C	6-12-06	8.05

Ia	6-12-06	10.18

R1[a]	6-12-06	9.27

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Growth Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$10,905	$10,405	$11,225

C	6-12-06	10,905	10,805	11,225

Ib	6-12-06	11,018	11,018	11,225

R1[b]	6-12-06	10,927	10,927	11,225

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of February 28, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

a NAV represents net asset value and POP represents public offering price.

b For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,062.76	$7.16

Class B	1,000.00	1,059.29	10.72

Class C	1,000.00	1,059.29	10.77

Class I	1,000.00	1,067.63	5.13

Class R1 [b]	1,000.00	1,060.84	8.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,017.85	$7.00

Class B	1,000.00	1,014.38	10.49

Class C	1,000.00	1,014.33	10.54

Class I	1,000.00	1,019.84	5.01

Class R1	1,000.00	1,016.12	8.75

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.10%, 2.11%, 1.00% and 1.75% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365 or 366 (to reflect the one-half year period).

Growth Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.14%		$21,062,875
(Cost $19,750,459)
Advertising 0.14%		31,083

Omnicom Group, Inc.	300	31,083
Aerospace 3.35%		740,791

General Dynamics Corp.	600	45,876

Lockheed Martin Corp.	3,100	301,568

Northrop Grumman Corp.	1,400	100,590

Raytheon Company	1,300	69,615

United Technologies Corp.	3,400	223,142
Agriculture 0.62%		137,520

Archer-Daniels-Midland Company	4,000	137,520
Aluminum 0.36%		80,184

Alcoa, Inc.	2,400	80,184
Apparel & Textiles 0.57%		126,178

Coach, Inc. *	900	42,480

Liz Claiborne, Inc.	300	13,500

Mohawk Industries, Inc. *	100	8,752

Timberland Company, Class A *	500	13,560

VF Corp.	600	47,886
Auto Parts 0.75%		165,523

AutoZone, Inc. *	400	50,116

Johnson Controls, Inc.	900	84,420

O’Reilly Automotive, Inc. *	900	30,987
Auto Services 0.21%		46,116

AutoNation, Inc. *	2,100	46,116
Automobiles 0.53%		118,133

PACCAR, Inc.	1,700	118,133
Biotechnology 0.37%		82,200

Amgen, Inc. *	400	25,704

Applera Corp.	1,100	33,968

Techne Corp. *	400	22,528

See notes to financial statements

Growth Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Broadcasting 0.70%		$154,956

Liberty Media Corp. — Capital, Series A *	100	10,788

News Corp.	5,600	126,168

Univision Communications, Inc., Class A *	500	18,000
Building Materials & Construction 0.34%		75,227

American Standard Companies, Inc.	800	42,392

Masco Corp.	1,100	32,835
Business Services 1.89%		417,769

Affiliated Computer Services, Inc., Class A *	800	41,576

Alliance Data Systems Corp. *	200	11,950

Computer Sciences Corp. *	600	31,758

First Data Corp.	2,200	56,166

Fluor Corp.	200	16,894

Manpower, Inc.	1,200	89,160

Moody’s Corp.	1,900	122,968

Pitney Bowes, Inc.	500	23,855

Robert Half International, Inc.	600	23,442
Cable and Television 3.20%		709,158

Comcast Corp., Class A *	18,450	474,534

DIRECTV Group, Inc. *	10,400	234,624
Chemicals 0.78%		172,728

Air Products & Chemicals, Inc.	400	29,928

E.I. Du Pont De Nemours & Company	1,900	96,425

PPG Industries, Inc.	700	46,375
Colleges & Universities 0.23%		51,822

Career Education Corp. *	400	11,832

ITT Educational Services, Inc. *	500	39,990
Computers & Business Equipment 7.57%		1,676,763

CDW Corp.	800	49,664

Cisco Systems, Inc. *	29,800	773,012

Cognizant Technology Solutions Corp. , Class A *	1,500	135,300

Dell, Inc. *	11,700	267,345

International Business Machines Corp.	2,500	232,525

Lexmark International, Inc. *	1,900	115,064

Network Appliance, Inc. *	2,300	88,941

Tech Data Corp. *	400	14,912
Construction Materials 0.09%		19,965

Sherwin-Williams Company	300	19,965
Containers & Glass 0.25%		54,740

Pactiv Corp. *	1,700	54,740

See notes to financial statements

Growth Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Cosmetics & Toiletries 1.29%		$286,241

Avon Products, Inc.	2,200	80,652

Colgate-Palmolive Company	300	20,208

Estee Lauder Companies, Inc., Class A	600	28,728

Kimberly-Clark Corp.	2,300	156,653
Crude Petroleum & Natural Gas 0.62%		137,018

Devon Energy Corp.	200	13,142

Marathon Oil Corp.	500	45,370

Occidental Petroleum Corp.	1,700	78,506
Drugs & Health Care 0.13%		29,352

Wyeth	600	29,352
Electrical Equipment 1.13%		249,689

Emerson Electric Company	4,600	198,214

Molex, Inc.	1,300	38,129

Wesco International, Inc. *	200	13,346
Electrical Utilities 0.23%		51,168

The AES Corp. *	2,400	51,168
Electronics 0.43%		94,760

Amphenol Corp., Class A	600	38,724

Harman International Industries, Inc.	200	19,832

Thomas & Betts Corp. *	400	20,328

Trimble Navigation, Ltd. *	600	15,876
Energy 0.06%		13,230

TXU Corp.	200	13,230
Financial Services 4.38%		969,721

Bear Stearns Companies, Inc.	300	45,672

Countrywide Financial Corp.	300	11,484

Federated Investors, Inc., Class B	700	25,039

Fiserv, Inc. *	600	31,776

Goldman Sachs Group, Inc.	1,600	322,560

Jefferies Group, Inc.	1,200	32,460

JPMorgan Chase & Company	4,100	202,540

Mellon Financial Corp.	200	8,686

MoneyGram International, Inc.	1,600	48,096

Morgan Stanley	2,700	202,284

Raymond James Financial, Inc.	400	12,040

The First Marblehead Corp.	600	27,084
Food & Beverages 1.75%		387,317

Campbell Soup Company	1,400	57,162

Corn Products International, Inc.	300	9,591

H.J. Heinz Company	2,000	91,740

Kraft Foods, Inc., Class A	1,100	35,112

Pepsi Bottling Group, Inc.	500	15,500

Sara Lee Corp.	400	6,584

See notes to financial statements

Growth Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Food & Beverages (continued)

Sysco Corp.	1,100	$36,256

The Coca-Cola Company	2,900	135,372
Healthcare Products 4.73%		1,047,863

Baxter International, Inc.	500	25,005

Becton, Dickinson & Company	1,500	113,985

Biomet, Inc.	400	16,932

C.R. Bard, Inc.	200	15,960

IDEXX Laboratories, Inc. *	200	17,236

Johnson & Johnson	10,300	649,415

Medtronic, Inc.	400	20,144

Respironics, Inc. *	500	20,485

Stryker Corp.	1,200	74,424

Varian Medical Systems, Inc. *	400	18,380

Zimmer Holdings, Inc. *	900	75,897
Healthcare Services 3.19%		707,091

Cardinal Health, Inc.	1,000	70,090

Express Scripts, Inc. *	1,200	90,492

Laboratory Corp. of America Holdings *	500	39,875

Lincare Holdings, Inc. *	800	31,240

McKesson Corp.	1,000	55,760

Quest Diagnostics, Inc.	2,700	137,754

UnitedHealth Group, Inc.	5,400	281,880
Holdings Companies/Conglomerates 0.33%		73,832

Textron, Inc.	800	73,832
Homebuilders 0.11%		23,756

Centex Corp.	300	13,908

Lennar Corp., Class A	200	9,848
Hotels & Restaurants 2.60%		575,743

Brinker International, Inc.	800	27,208

Jack in the Box, Inc. *	200	13,668

Marriott International, Inc., Class A	2,700	129,357

McDonald’s Corp.	1,500	65,580

Starbucks Corp. *	8,700	268,830

Starwood Hotels & Resorts Worldwide, Inc.	200	13,160

Yum! Brands, Inc.	1,000	57,940
Household Appliances 0.08%		17,642

Whirlpool Corp.	200	17,642
Household Products 0.23%		51,552

Energizer Holdings, Inc. *	600	51,552
Industrial Machinery 1.56%		345,959

Caterpillar, Inc.	1,300	83,746

Cummins, Inc.	400	53,872

Deere & Company	900	97,578

See notes to financial statements

Growth Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Industrial Machinery (continued)

FMC Technologies, Inc. *	400	$26,312

Graco, Inc.	300	12,153

Lincoln Electric Holdings, Inc.	400	24,960

Parker-Hannifin Corp.	200	16,478

W.W. Grainger, Inc.	400	30,860
Industrials 0.26%		57,278

Crane Company	300	11,427

Fastenal Company	1,300	45,851
Insurance 2.87%		634,922

AFLAC, Inc.	2,500	118,000

Allstate Corp.	400	24,024

Ambac Financial Group, Inc.	600	52,584

American International Group, Inc.	2,400	161,040

Brown & Brown, Inc.	1,100	30,965

Chubb Corp.	200	10,210

Lincoln National Corp.	200	13,630

MBIA, Inc.	300	19,941

PMI Group, Inc.	1,100	51,557

Progressive Corp.	2,100	48,153

Radian Group, Inc.	200	11,490

The Travelers Companies, Inc. *	500	25,380

Torchmark Corp.	400	25,568

W.R. Berkley Corp.	1,300	42,380
International Oil 3.94%		873,087

Anadarko Petroleum Corp.	700	28,161

Chevron Corp.	1,200	82,332

ConocoPhillips	700	45,794

Exxon Mobil Corp.	10,000	716,800
Internet Software 0.11%		23,424

Checkfree Corp. *	300	11,376

McAfee, Inc. *	400	12,048
Leisure Time 1.48%		328,611

International Game Technology, Inc.	2,900	119,625

Walt Disney Company	6,100	208,986
Life Sciences 0.04%		9,537

Pharmaceutical Product Development, Inc.	300	9,537
Liquor 1.28%		283,040

Anheuser-Busch Companies, Inc.	5,500	269,940

Brown Forman Corp., Class B	200	13,100

See notes to financial statements

Growth Fund

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Manufacturing 3.32%		$733,988

Danaher Corp.	3,700	265,068

Harley-Davidson, Inc.	2,800	184,520

Illinois Tool Works, Inc.	4,300	222,310

Rockwell Automation, Inc.	1,000	62,090
Medical-Hospitals 0.23%		50,218

Health Management Associates, Inc., Class A	100	1,996

Manor Care, Inc.	900	48,222
Metal & Metal Products 0.06%		13,698

Reliance Steel & Aluminum Company	300	13,698
Mobile Homes 0.27%		58,576

Thor Industries, Inc.	1,400	58,576
Office Furnishings & Supplies 0.27%		58,938

Office Depot, Inc. *	1,300	43,368

OfficeMax, Inc.	300	15,570
Petroleum Services 0.12%		26,044

Baker Hughes, Inc.	400	26,044
Pharmaceuticals 7.69%		1,703,270

Abbott Laboratories	4,600	251,252

Barr Pharmaceuticals, Inc. *	200	10,600

Bristol-Myers Squibb Company	3,400	89,726

Forest Laboratories, Inc. *	4,600	238,096

Merck & Company, Inc.	16,500	728,640

Pfizer, Inc.	14,200	354,432

Schering-Plough Corp.	1,300	30,524
Publishing 0.17%		37,426

Gannett Company, Inc.	400	24,504

McGraw-Hill Companies, Inc.	200	12,922
Railroads & Equipment 1.11%		246,040

Burlington Northern Santa Fe Corp.	1,000	79,190

CSX Corp.	1,600	60,272

Norfolk Southern Corp.	1,000	47,400

Union Pacific Corp.	600	59,178
Retail Grocery 0.38%		84,711

The Kroger Company	3,300	84,711
Retail Trade 15.62%		3,458,789

Abercrombie & Fitch Company, Class A	200	15,634

American Eagle Outfitters, Inc.	3,600	111,780

AnnTaylor Stores Corp. *	1,000	35,490

Bed Bath & Beyond, Inc. *	1,900	75,791

Best Buy Company, Inc.	1,200	55,764

See notes to financial statements

Growth Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

CarMax, Inc. *	900	$47,430

Circuit City Stores, Inc.	1,600	30,448

Claire’s Stores, Inc.	900	28,926

Costco Wholesale Corp.	2,500	139,725

CVS Corp.	1,300	40,833

Dollar General Corp.	1,400	23,632

Dollar Tree Stores, Inc. *	1,800	61,398

Family Dollar Stores, Inc.	2,200	63,734

Gap, Inc.	1,100	21,109

Home Depot, Inc.	18,500	732,600

J.C. Penney Company, Inc.	900	72,999

Kohl’s Corp. *	5,400	372,546

Limited Brands, Inc.	3,300	91,344

Lowe’s Companies, Inc.	13,100	426,536

PetSmart, Inc.	700	21,217

Sears Holdings Corp. *	200	36,050

Staples, Inc.	4,400	114,488

Target Corp.	900	55,377

The TJX Companies, Inc.	2,000	55,000

Walgreen Company	2,800	125,188

Wal-Mart Stores, Inc.	12,500	603,750
Sanitary Services 0.73%		160,545

Ecolab, Inc.	1,300	54,990

Waste Management, Inc.	3,100	105,555
Semiconductors 0.13%		28,286

Intel Corp.	1,200	23,820

Lam Research Corp. *	100	4,466
Software 3.88%		859,353

BEA Systems, Inc. *	5,700	68,001

BMC Software, Inc. *	800	24,688

Citrix Systems, Inc. *	2,300	74,060

Intuit, Inc. *	1,700	50,167

Microsoft Corp.	5,600	157,752

Oracle Corp. *	29,500	484,685
Telecommunications Equipment & Services 0.37%		81,912

Polycom, Inc. *	800	25,520

QUALCOMM, Inc.	1,400	56,392
Telephone 1.04%		229,552

AT&T, Inc.	5,900	217,120

Qwest Communications International, Inc. *	1,400	12,432
Tobacco 1.16%		257,372

Altria Group, Inc.	1,600	134,848

Reynolds American, Inc.	200	12,210

UST, Inc.	1,900	110,314

See notes to financial statements

Growth Fund

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Toys, Amusements & Sporting Goods 0.33%		$72,828

Mattel, Inc.	2,800	72,828
Transportation 1.10%		242,788

C.H. Robinson Worldwide, Inc.	2,300	117,208

Expeditors International of Washington, Inc.	2,800	125,580
Trucking & Freight 2.38%		525,852

Fedex Corp.	4,200	479,556

Ryder Systems, Inc.	900	46,296

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 4.30%		$951,000
(Cost $951,000)

Repurchase Agreement with State Street Corp.
dated 2/28/2007 at 4.60% to be repurchased at
$951,122 on 3/1/2007, collateralized by $895,000
Federal Home Loan Bank, 5.75% due 6/12/2026
(valued at $972,194, including interest) (c)	$951,000	951,000

Total investments (Cost $20,701,459) 99.44%		$22,013,875

Other assets in excess of liabilities 0.56%		124,593

Total net assets 100.00%		$22,138,468

* Non-income producing.
(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

Growth Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $19,750,459)	$21,062,875
Repurchase agreement, at value (Cost $951,000)	951,000
Cash	965
Cash segregated for futures contracts	50,000
Receivable for fund shares sold	125,647
Dividends and interest receivable	25,401
Receivable for futures variation margin	1,617
Receivable due from adviser	6,138
Other assets	1,514
Total assets	22,225,157

Liabilities

Payable for fund shares repurchased	250
Payable to affiliates
Fund administration fees	4,167
Transfer agent fees	4,452
Service fees	189
Accrued expenses	77,631
Total liabilities	86,689

Net assets

Capital paid-in	20,196,214
Accumulated undistributed net realized gain on investments and futures contracts	642,800
Net unrealized appreciation on investments and futures contracts	1,299,454
Net assets	$22,138,468

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($20,544,174 ÷ 948,812 shares)	$21.65
Class B ($423,882 ÷ 19,637 shares)[a]	$21.59
Class C ($917,732 ÷ 42,513 shares)[a]	$21.59
Class I ($143,390 ÷ 6,599 shares)	$21.73
Class R1 ($109,290 ÷ 5,059 shares)	$21.60

Maximum offering price per share

Class Ab ($21.65 ÷ 95%)	$22.79

a Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Growth Fund

18

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 2-28-07a

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$195,094
Interest	41,625
Total investment income	236,719

Expenses

Investment management fees (Note 3)	133,802
Distribution and service fees (Note 3)	42,557
Transfer agent fees (Note 3)	10,913
Fund administration fees (Note 3)	6,385
Blue sky fees (Note 3)	70,630
Audit and legal fees	53,682
Custodian fees	37,203
Printing and postage fees (Note 3)	14,423
Registration and filing fees	2,736
Trustees’ fees (Note 3)	120
Miscellaneous	7,253
Total expenses	379,704
Less expense reductions (Note 3)	(156,932)
Net expenses	222,772
Net investment income	13,947

Realized and unrealized gain (loss)

Net realized gain on
Investments	782,334
Futures contracts	80,907
Change in net unrealized appreciation (depreciation) of
Investments	1,312,416
Futures contracts	(12,962)
Net realized and unrealized gain	2,162,695
Increase in net assets from operations	$2,176,642

[a] Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Growth Fund

19

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
2-28-07[a]

Increase (decrease) in net assets

From operations
Net investment income	$13,947
Net realized gain	863,241
Change in net unrealized appreciation (depreciation)	1,299,454
Increase in net assets resulting from operations	2,176,642
Distributions to shareholders
From net investment income
Class A	(38,325)
Class I	(108)
Class R1	(163)
From net realized gain
Class A	(197,001)
Class B	(2,867)
Class C	(6,435)
Class I	(281)
Class R1	(1,108)
Total distributions	(246,288)
From Fund share transactions	20,208,114

Net assets

Beginning of period	—
End of period	$22,138,468

[a] Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

Growth Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	—[j]
Net realized and unrealized
gain on investments	1.91
Total from investments operations	1.91
Less distributions
From net investment income	(0.04)
From net realized gain	(0.22)
(0.26)
Net asset value, end of period	$21.65
Total return (%)	9.57[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$21
Ratio of net expenses to average
net assets (%)	1.39[r]
Ratio of gross expenses to average
net assets (%)	2.00[p,r]
Ratio of net investment income
to average net assets (%)	0.01[r]
Portfolio turnover (%)	93[m]

See notes to financial statements

Growth Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.11)
Net realized and unrealized
gain on investments	1.92
Total from investments operations	1.81
Less distributions
From net realized gain	(0.22)
Net asset value, end of period	$21.59
Total return (%)	9.05[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets (%)	2.09[r]
Ratio of gross expenses to average
net assets (%)	11.94[p,r]
Ratio of net investment loss
to average net assets (%)	(0.68)[r]
Portfolio turnover (%)	93[m]

See notes to financial statements

Growth Fund

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.10)
Net realized and unrealized
gain on investments	1.91
Total from investments operations	1.81
Less distributions
From net realized gain	(0.22)
Net asset value, end of period	$21.59
Total return (%)	9.05[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	2.10[r]
Ratio of gross expenses to average
net assets (%)	7.70p.r
Ratio of net investment loss
to average net assets (%)	(0.66)[r]
Portfolio turnover (%)	93[m]

See notes to financial statements

Growth Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	1.97
Total from investments operations	2.03
Less distributions
From net investment income	(0.08)
From net realized gain	(0.22)
(0.30)
Net asset value, end of period	$21.73
Total return (%)	10.18[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets (%)	1.00[r]
Ratio of gross expenses to average
net assets (%)	1.90[p,r]
Ratio of net investment income
to average net assets (%)	0.43[r]
Portfolio turnover (%)	93[m]

See notes to financial statements

Growth Fund

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[a]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.05)
Net realized and unrealized
gain on investments	1.90
Total from investments operations	1.85
Less distributions
From net investment income	(0.03)
From net realized gain	(0.22)
(0.25)
Net asset value, end of period	$21.60
Total return (%)	9.27[k,l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets (%)	1.74[r]
Ratio of gross expenses to average
net assets (%)	21.55[p,r]
Ratio of net investment income (loss)
to average net assets (%)	(0.34)[r]
Portfolio turnover (%)	93[m]

a Class A, Class B, Class C, Class I and Class R1 shares began operations on 6-12-06.

h Based on the average of the shares outstanding.

j Less than $0.01 per share.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

n Less than $500,000.

p Does not take into consideration expense reduction during period shown.

r Annualized.

See notes to financial statements

Growth Fund

25

Notes to financial statements

1. Organization

John Hancock Growth Fund (the “Fund”) is a newly organized non-diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing

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service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

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Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

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The following is a summary of open futures contracts on February 28, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

S&P 500 Index	9	Long	Mar 2007	($12,962)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on tax able income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than August 31, 2007

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $205,911 and long-term capital gains $40,377. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

As of February 28, 2007, the components of distributable earnings on a tax basis included $685,544 of undistributed ordinary income and $390 of undistributed long-term gain.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets, (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets, (c) 0.77% of the next $1,500,000,000

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of the Fund’s aggregate daily net assets and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by John Hancock Distributors, LLC. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.40% for Class A, 2.10% for Class B, 2.10% for Class C, 1.00% for Class I and 1.50% for Class R1. Accordingly, the expense reductions related to this expense limitation amounted to $76,702, $15,373, $16,130, $33,569 and $15,158 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended February 28, 2007. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended February 28, 2007, the Fund was informed that the Distributor received net up-front sales charges of $58,205 with regard to sales of Class A shares. Of this amount, $9,165 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $49,017 was paid as sales commissions to unrelated broker-dealers and $23 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole

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or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended February 28, 2007.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$37,564	$8,146	$14,263	$8,905
Class B	1,556	311	14,077	279
Class C	2,867	574	14,077	173
Class I	—	1,843	14,136	4,366
Class R1	570	39	14,077	700
Total	$42,557	$10,913	$70,630	$14,423

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended February 28, 2007, there were no borrowings under the line of credit.

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6. Capital shares

Share activities for the Fund for the period ended February 28, 2007 were as follows:

	Period ended 2-28-07[a]
	Shares	Amount

Class A shares
Sold	941,625	$19,160,734
Distributions reinvested	10,718	232,682
Repurchased	(3,531)	(77,567)
Net increase	948,812	$19,315,849

Class B shares
Sold	19,722	$418,160
Distributions reinvested	132	2,867
Repurchased	(217)	(4,845)
Net increase	19,637	$416,182

Class C shares
Sold	42,249	$911,629
Distributions reinvested	277	6,002
Repurchased	(13)	(287)
Net increase	42,513	$917,344

Class I shares
Sold	368,724	$7,471,000
Distributions reinvested	18	389
Repurchased	(362,143)	(8,013,922)
Net increase	6,599	($542,533)

Class R1 shares
Sold	5,000	$100,000
Distributions reinvested	59	1,272
Net increase	5,059	$101,272

Net increase	1,022,620	$20,208,114

[a] Period from 6-12-06 (commencement of operations) to 2-28-07.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $39,278,575 and $20,310,450, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $20,757,556. Gross unrealized appreciation and depreciation of investments aggregated $1,605,421 and $349,102, respectively, resulting in net unrealized appreciation of $1,256,319.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reclassification of accounts

During the period ended February 28, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $12,749, a decrease in accumulated net investment loss of $24,649 and a decrease in capital paid-in of $11,900. This

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represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for non-deductible 12b-1 fees. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Fund (the “Fund”) at February 28, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period June 12, 2006 (commencement of operations) through February 28, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 28, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2007.

The Fund has designated distributions to shareholders of $40,377 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2007, 21.31% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2006	66
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2006	66
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2006	66
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

36

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66
Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

37

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272
President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

38

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Fund.

8600A 2/07
4/07

John Hancock
MUTUAL FUNDS

John Hancock
# International Growth Fund

**Annual Report**
2.28.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 18

Notes to financial
statements
page 28

Trustees and officers
page 39

For more information
page 44

CEO corner

To Our Shareholders,

Financial markets around the world produced stellar results over the last 12 months, outperforming the U.S. market for the fourth straight year in an environment of strong global economic growth, low interest rates, good corporate earnings growth and more stable energy prices. Even with a sharp decline in the last days of the period, foreign markets, as measured by the MSCI EAFE Index, returned 21.07% for the year ended February 28, 2007.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide.  In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the world markets’ moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. China’s market was long overdue for a correction after frothy returns of more than 100% recently. We believe economic conditions remain sound and that, even if volatility continues, this global downturn was a healthy correction.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return primarily through capital appreciation by, under normal circumstances, investing at least 80% of its assets in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

Since inception

► The Fund outperformed its benchmark in a period of strong absolute returns, with stock selection in financials, health care and materials driving performance.

► Valuation worked better than momentum for most of the period, as a market correction near the Fund’s inception prompted investors to favor value over growth.

► U.S. dollar weakness accounted for a significant portion of the Fund’s absolute returns.

John Hancock International Growth Fund
Fund performance from inception June 12, 2006, through February 28, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above a Class R shares were renamed R1.
b Class NAV shares began operations on 12-27-06.

Top 10 holdings
Total SA	3.5%	Telefonica SA	1.6%

Canon, Inc.	2.3%	ING Groep NV	1.4%

Eni SpA	2.3%	AstraZeneca Group PLC	1.4%

Honda Motor Company, Ltd.	2.2%	BT Group PLC	1.4%

Toyota Motor Corp.	1.9%	GlaxoSmithKline PLC	1.1%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock

International Growth Fund

From the Fund’s inception June 12, 2006 through February 28, 2007, foreign stocks posted robust returns, aided by both advancing share prices in local currency terms and further weakness in the U.S. dollar. All of the markets in the benchmark posted double-digit gains, led by Iceland, Singapore, Slovenia and Ireland. Japan, with roughly a 12% advance, recorded the most modest increase, a result partly attributable to the fact that the Japanese yen was one of the few foreign currencies to weaken against the U.S. dollar.

Economic conditions in the Fund’s investment universe remained generally favorable. Japan’s economic recovery continued, albeit at an uneven pace, and the country began to back away from the zero interest rate policy to which it resorted for economic stimulation during its long bout with deflation. In the eurozone, economic growth for all of 2006 came in at 2.7%, almost double the 1.4% rate recorded for 2005. While 2006 economic growth in the United Kingdom was comparable, at 2.7%, inflation was more of a concern, prompting U.K. monetary authorities to boost short-term interest rates to the 5.25% level by the end of the period.

Looking at performance

From their inception on June 12, 2006, through February 28, 2007, John Hancock International Growth Fund’s Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, which began operations on December 27, 2006, returned 22.18%, 21.64%, 21.59%, 22.60%,

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Anglo American	▲	Profit margins aided by high copper and nickel prices
Zinifex	▲	Strong zinc prices drive performance
Resona Holdings	▼	Disappointing economic reports; Livedoor scandal

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO) Portfolio
Management Team

21.92%, 22.63% and 0.80%, respectively, at net asset value. By comparison, the S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index returned 18.53%, while the average foreign large growth fund monitored by Morningstar, Inc. gained 22.65% .a Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions.

“…foreign stocks posted robust

returns, aided by both advancing

share prices in local currency

terms and further weakness in

the U.S. dollar.”

Of the two main factors guiding our analysis of the markets, valuation proved more fruitful than momentum during the review period. Although both approaches were successful early in the year, the market correction from mid-May through mid-July prompted investors to rotate capital into more defensive areas of the market that were still attractively valued, whereas many of the commodity-oriented momentum-based picks underperformed. As the market rebounded later in the year, defensive sectors such as utilities and telecommunications services fared better than more speculative groups. A major theme throughout the year in Europe was mergers and acquisitions driven by cross-border deals and private equity. This trend tended to lead to the outperformance of high-cash-flow potential takeover targets.

Stock picks in Japan prove rewarding

Relative to the benchmark, the Fund’s performance was aided by its positioning in Japan, where significant benefits from favorable stock selection effectively countered the modest drag on performance resulting from slightly overweighting a market that lagged most other markets, along with a weaker yen. Avoiding many of the weakest performers in Japan, particularly in the financial sector, and focusing on stocks with stable earnings growth,

International Growth Fund

3

benefited the Fund. Stock selection also was a positive factor in the United Kingdom, Switzerland and Australia.

Conversely, weakness in the Canadian dollar and ineffective stock picks in the Canadian market detracted from performance. Underweighting the strong-performing Spanish market was detrimental as well.

Stock picks in financials stand out

On a sector basis, the Fund was aided most by financials, health care and materials. Among individual stocks, a sizeable underweighting in major benchmark component BP PLC, a U.K. holding, was beneficial, as falling energy prices hampered stocks in the sector. Additionally, we were able to sell our position and lock in profits before the stock’s return fell into negative territory. Diversified mining company Anglo American PLC, a producer of gold, copper and nickel, also provided a performance boost, as did zinc producer Zinifex, Ltd. Both were momentum plays that performed well primarily because of the strength in industrial commodity prices. Meanwhile, a lighter-than-benchmark exposure to two index components that finished with negative returns, French drug stock Sanofi-Aventis and Japanese bank Mizuho Financial Group, Inc., also helped our results.

Consumer staples disappoint

Sectors that detracted from performance included consumer staples, utilities and telecommunication services, the damage in all three cases being relatively minimal. In consumer staples, an underweighting caused the shortfall, while a mixture of underweighted exposure and ineffective stock picks were at work in the other two sectors. Since this Fund has a growth mandate, momentum typically takes center stage while valuation plays a less important role in our analysis, which can result in underweighting defensive sectors such as those just mentioned.

Japanese bank Resona Holdings, Inc. was the Fund’s largest detractor. Earlier in the period, the stock was hurt by disappointing Gross Domestic Product reports reflecting weaker-than-expected economic growth in Japan. An insider trading scandal involving Japanese Internet company Livedoor Co. Ltd. also had a negative impact on investor sentiment toward many stocks, including those in the banking industry. Given its deteriorating momentum, we sold Resona shortly after

SECTOR DISTRIBUTION[b]
Financial	20%
Consumer, non-cyclical	17%
Consumer, cyclical	15%
Energy	11%
Basic materials	9%
Industrial	8%
Communications	7%
Utilities	4%
Technology	3%

International Growth Fund

4

the period ended. Another Japanese holding that disappointed us was automaker Nissan Motor Company, Ltd., whose stock dropped sharply at the beginning of February after the company reported that operating profits fell by more than 16% for its fiscal third quarter ending December 31, 2006. Unit sales slipped by 3% as well. Additionally, not owning or underweighting three benchmark components that delivered robust returns, German electronics conglomerate Siemens AG, Dutch steel producer Arcelor Mittal and Spanish telecommunication services provider Telefonica SA, worked against the Fund.

“Relative to the benchmark, the

Fund’s performance was aided by

its positioning in Japan…”

Outlook

In response to the momentum and valuation trends we’ve been seeing, we’ve given the Fund a more defensive tilt during the past few months. In part, that shift has been driven by the dissipation of momentum in sectors such as consumer discretionary and financials. However, it’s also a result of valuation considerations. For example, we think the pharmaceutical segment of health care hasn’t been given its due, so we’ve increased the Fund’s holdings there. We’ve also raised the Fund’s stakes in utilities and telecommunication services, both defensive sectors. Should the markets experience further volatility, these recent adjustments, dictated by our momentum and valuation guidelines, could be helpful. Additionally, any further volatility could prompt an overall higher aversion to risk, leading to the unwinding of trades involving borrowing Japanese yen and buying non-Japanese assets — the so-called “yen-carry trade” — which likely would cause the yen to appreciate, aiding our overweighted position in that country.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

 a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

b As a percentage of net assets on February 28, 2007.

International Growth Fund

5

A look at performance

For the period ended February 28, 2007

		Cumulative total returns
		with maximum sales charge (POP)
	Inception		Since
Class	date		inception

A	6-12-06		16.08%

B	6-12-06		16.64

C	6-12-06		20.59

Ia	6-12-06		22.60

R1[a]	6-12-06		21.92

1[a]	6-12-06		22.63

NAV[a]	12-27-06		0.80

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date. a For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Growth Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International
Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	6-12-06	$12,164	$11,664	$11,853	$12,151

C	6-12-06	12,159	12,059	11,853	12,151

1[b]	6-12-06	12,263	12,263	11,853	12,151

R1[b]	6-12-06	12,192	12,192	11,853	12,151

Ib	6-12-06	12,260	12,260	11,853	12,151

NAV[b]	12-27-06	10,080	10,080	10,126	10,170

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of February 28, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Style Index — Index 1 — is an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (“BMI”) (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) — Index 2 — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

 a NAV represents net asset value and POP represents public offering price.

b For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,107.11	$8.67

Class B	1,000.00	1,103.59	12.52

Class C	1,000.00	1,103.13	12.52

Class I	1,000.00	1,110.09	6.28

Class R1	1,000.00	1,105.30	10.18

Class 1	1,000.00	1,109.85	6.02

	Account value	Ending value	Expenses paid during period
	on 12-27-06	on 2-28-07	ended 2-28-07[a]

NAV	$1,000.00	$1,008.01	$1.98

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

International Growth Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,016.56	$8.30

Class B	1,000.00	1,012.89	11.98

Class C	1,000.00	1,012.89	11.98

Class I	1,000.00	1,018.84	6.01

Class R1	1,000.00	1,015.12	9.74

Class 1	1,000.00	1,019.09	5.76

	Account value	Ending value	Expenses paid during period
	on 12-27-06	on 2-28-07	ended 2-28-07[a]

NAV	$1,000.00	$1,006.52	$1.98

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 1.66%, 2.40%, 2.40%, 1.20%, 1.95%, 1.15% and 1.16% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

International Growth Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07

This schedule is divided into four main categories: common stocks, preferred stocks, rights and repurchase agreements. Common stocks, preferred stocks and rights are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 93.90%		$22,110,187
(Cost $19,413,262)
Australia 5.15%		1,212,933

Australia and New Zealand Banking Group, Ltd.	1,759	40,674

BHP Billiton, Ltd.	2,238	47,918

Coles Myer, Ltd.	3,379	40,961

CSL, Ltd.	1,568	96,089

CSR, Ltd.	17,494	50,117

Lihir Gold, Ltd. *	8,098	21,218

Macquarie Bank, Ltd.	1,267	78,983

Newcrest Mining, Ltd.	1,573	27,994

NRMA Insurance Group, Ltd.	17,611	83,114

Oxiana, Ltd.	15,700	35,437

Promina Group, Ltd.	18,105	103,877

QBE Insurance Group, Ltd.	3,351	84,627

Rio Tinto, Ltd.	1,708	101,905

Telstra Corp., Ltd.	18,875	63,458

Toll Holdings, Ltd.	2,887	44,133

Westpac Banking Corp., Ltd.	1,557	31,285

Woodside Petroleum, Ltd.	1,381	40,609

Woolworths, Ltd.	2,970	63,755

WorleyParsons, Ltd.	2,114	45,713

Zinifex, Ltd.	8,417	111,066
Austria 0.15%		34,664

OMV AG	621	34,664
Belgium 2.29%		540,124

Belgacom SA	1,667	71,503

Colruyt SA	209	45,570

Fortis Group SA	4,921	211,729

Interbrew	961	63,712

KBC Bancassurance Holding NV	447	54,386

UCB SA	855	55,226

Union Miniere SA	222	37,998

See notes to financial statements

International Growth Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Bermuda 0.37%		$87,921

Esprit Holdings, Ltd.	6,000	62,523

Li & Fung, Ltd.	8,000	25,398
Canada 2.89%		680,925

Canadian Natural Resources, Ltd.	1,000	50,190

EnCana Corp.	3,200	155,467

Goldcorp, Inc.	2,900	77,770

Petro-Canada	1,100	40,657

Research In Motion, Ltd. *	1,000	140,204

Royal Bank of Canada	2,700	124,807

Suncor Energy, Inc.	500	35,440

Teck Cominco, Ltd.	800	56,390
Cayman Islands 0.15%		34,283

Foxconn International Holdings, Ltd. *	13,000	34,283
Denmark 0.67%		157,819

Danske Bank AS	600	27,750

Novo Nordisk AS	1,200	103,331

Topdanmark AS *	150	26,738
Finland 1.40%		329,694

Fortum Corp. Oyj	1,072	29,586

Metso Oyj	400	19,851

Nokia AB Oyj	8,221	179,358

Rautaruukki Oyj	609	27,879

Sampo Oyj, A Shares	1,639	45,755

YIT Oyj	836	27,265
France 8.75%		2,060,726

BNP Paribas SA	1,058	110,499

Carrefour SA	2,334	155,882

Casino Guich-Perrachon SA	262	22,566

Credit Agricole SA	1,271	50,717

Electricite de France	375	27,492

Gaz de France	992	43,718

Groupe Danone SA	214	33,900

L’Oreal SA	949	99,354

Peugeot SA	1,705	115,023

Publicis Groupe SA	486	21,785

Renault Regie Nationale SA	1,559	185,410

Sanofi-Aventis	1,365	116,051

Societe Generale	638	107,489

Societe Television Francaise 1	530	17,860

Total SA	12,334	832,570

Unibail	167	48,286

Vallourec SA	291	72,124

See notes to financial statements

International Growth Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Germany 3.77%		$888,277

Altana AG	1,163	70,396

BASF AG	288	29,283

Bayerische Motoren Werke (BMW) AG	634	36,832

Beiersdorf AG	656	42,528

Deutsche Bank AG	155	20,353

Deutsche Boerse AG	615	123,158

Fresenius Medical Care AG	229	32,419

Merck & Company AG	160	19,909

Metro AG	319	22,065

Muenchener Rueckversicherungs-Gesellschaft AG	348	55,449

Puma AG	200	71,048

Salzgitter AG	849	104,880

Solarworld AG	475	34,301

Thyssen Krupp AG	1,914	93,822

United Internet AG	3,772	69,269

Volkswagen AG	496	62,565
Hong Kong 0.43%		101,836

Hong Kong Electric Holdings, Ltd.	10,000	50,310

Hong Kong Exchange & Clearing, Ltd.	5,000	51,526
Ireland 1.80%		422,641

Allied Irish Banks PLC	759	22,343

Anglo Irish Bank Corp. PLC	3,889	82,840

Bank of Ireland	3,342	76,273

C&C Group PLC	5,225	72,586

CRH PLC	2,276	95,005

Depfa Bank PLC	1,556	26,125

Irish Life & Permanent PLC	1,675	47,469
Italy 3.43%		806,789

AEM SpA	6,199	20,914

Banco Popolare Di Verona e Novara SpA	2,525	76,502

Enel SpA	8,015	83,721

Eni SpA	17,460	534,776

Saipem SpA	1,193	32,215

UniCredito Italiano SpA	6,334	58,661
Japan 24.28%		5,716,761

AEON Company, Ltd.	1,600	33,409

Aiful Corp.	1,200	32,665

Asahi Breweries, Ltd.	1,000	16,400

Astellas Pharmaceuticals, Inc.	2,000	87,750

Canon, Inc.	9,900	541,491

Central Japan Railway Company, Ltd.	5	60,022

Chiyoda Corp.	1,000	22,233

Chubu Electric Power Company, Inc.	1,800	60,715

Daiichi Sankyo Company, Ltd.	1,800	57,976

See notes to financial statements

International Growth Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Japan (continued)

Daikin Industries, Ltd.	1,000	$35,760

Denso Corp.	2,300	89,636

East Japan Railway Company	11	84,437

Eisai Company, Ltd.	800	40,781

Fanuc, Ltd.	300	26,832

Fast Retailing Company, Ltd.	200	16,367

Fuji Photo Film Company, Ltd.	800	34,424

Honda Motor Company, Ltd.	14,100	526,858

Hoya Corp.	1,800	62,389

Ibiden Company, Ltd.	500	25,066

Inpex Holdings, Inc. *	2	16,772

Itochu Corp.	7,000	67,521

Japan Tobacco, Inc.	8	36,588

JFE Holdings, Inc.	2,000	123,256

Kansai Electric Power Company, Ltd.	2,100	62,490

Kawasaki Heavy Industries, Ltd.	4,000	16,333

Kawasaki Kisen Kaisha, Ltd.	10,000	99,586

KDDI Corp.	6	47,020

Keyence Corp.	200	47,121

Kirin Brewery Company, Ltd.	3,000	46,437

Komatsu, Ltd.	3,000	66,827

Konica Minolta Holdings, Inc.	2,500	32,082

Kubota Corp.	2,000	19,900

LeoPalace21 Corp.	1,100	34,872

Mazda Motor Corp.	4,000	23,603

Mitsubishi Corp.	1,000	23,332

Mitsubishi Estate Company, Ltd.	3,000	93,584

Mitsubishi Gas & Chemicals Company, Inc.	4,000	43,486

Mitsubishi Rayon Company, Ltd.	3,000	19,807

Mitsui Fudosan Company, Ltd.	2,000	55,288

Mitsui O.S.K. Lines, Ltd.	6,000	67,867

Mitsui Trust Holdings, Inc.	7,000	78,172

Mizuho Financial Group, Inc.	10	70,167

Nikon Corp.	2,000	45,989

Nintendo Company, Ltd.	400	106,518

Nippon Oil Corp.	4,000	29,250

Nippon Steel Corp.	9,000	61,248

Nippon Yusen Kabushiki Kaisha	10,000	79,043

Nissan Motor Company, Ltd.	17,300	200,656

Nomura Holdings, Inc.	1,900	41,360

NTT DoCoMo, Inc.	28	51,365

Olympus Optical Company, Ltd.	1,000	33,562

Orix Corp.	100	27,559

Osaka Gas Company, Ltd.	14,000	55,034

Pacific Metals Company, Ltd.	3,000	41,872

See notes to financial statements

International Growth Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Japan (continued)

Resona Holdings, Inc. *	50	$142,024

Ricoh Company, Ltd.	4,000	88,596

SBI Holdings, Inc.	124	53,043

Sega Sammy Holdings, Inc.	1,200	30,079

Sekisui House, Ltd.	2,000	29,926

Seven & I Holdings Company, Ltd.	1,100	35,337

Sharp Corp.	2,000	37,112

Shin-Etsu Chemical Company, Ltd.	1,500	94,091

Shinsei Bank, Ltd.	6,000	32,158

Sony Corp.	1,600	83,456

Sumitomo Chemical Company, Ltd.	6,000	45,651

Sumitomo Metal Mining Company, Ltd.	4,000	71,519

Sumitomo Mitsui Financial Group, Inc.	5	48,609

Sumitomo Realty & Development Company, Ltd.	2,000	79,804

Suzuki Motor Corp.	2,000	54,950

Takeda Pharmaceutical Company, Ltd.	3,800	261,493

TDK Corp.	500	41,720

Terumo Corp.	1,000	38,296

Tokyo Gas Company, Ltd.	13,000	73,083

Tokyo Steel Manufacturing Company, Ltd.	2,600	43,454

Toray Industries, Inc.	4,000	28,912

Toyota Motor Corp.	6,500	440,697

Toyota Tsusho Corp.	1,000	27,813

Trend Micro, Inc.	500	14,160
Netherlands 4.07%		958,468

ABN AMRO Holdings NV	2,741	96,138

Aegon NV	1,863	36,849

Akzo Nobel NV	1,110	68,422

ASML Holding NV *	1,498	36,884

DSM NV	513	22,228

Euronext NV	429	46,684

Heineken NV	2,722	134,150

ING Groep NV	7,925	338,357

Randstad Holdings NV	943	66,062

Reed Elsevier NV	1,830	32,347

TNT Post Group NV	1,868	80,347
Norway 0.92%		216,913

Norsk Hydro ASA	1,342	41,569

Orkla ASA	380	24,718

Statoil ASA	2,350	59,958

Telenor ASA	4,900	90,668
Portugal 0.17%		40,689

Portugal Telecom, SGPS, SA	3,054	40,689

See notes to financial statements

International Growth Fund

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Singapore 0.73%		$170,887

CapitaLand, Ltd. *	19,000	87,652

Singapore Telecommunications, Ltd.	40,000	83,235
Spain 4.58%		1,077,627

Acerinox SA	2,195	58,459

ACS Actividades SA	1,756	99,413

Banco Popular Espanol SA	5,109	100,513

Banco Sabadell SA *	758	35,512

Banco Santander Central Hispano SA	1,282	23,763

Gamesa Corporacion Tecno SA	1,038	29,815

Gas Natural SDG SA	985	42,172

Iberdrola SA	1,778	78,029

Industria de Diseno Textil SA	2,782	161,915

Repsol SA	1,791	56,941

Sacyr Vallehermoso SA	491	26,699

Telefonica SA	16,897	364,396
Sweden 3.90%		918,415

Alfa Laval AB	700	34,970

Assa Abloy AB, Series B	2,000	43,248

Atlas Copco AB, Series A	1,300	40,915

Atlas Copco AB, Series B	1,800	53,696

Boliden AB	2,150	45,418

Electrolux AB, Series B *	2,300	51,541

Ericsson LM, Series B	9,000	32,051

Getinge AB, Series B	1,000	20,696

Hennes & Mauritz AB, Series B	1,400	73,037

Investor AB	1,000	23,123

Nordea Bank AB	3,400	51,635

Sandvik AB	2,200	34,542

Scania AB, Series B	800	59,035

Skandinaviska Enskilda Banken AB, Series A	2,000	61,233

SKF AB, Series B	2,000	37,253

Ssab Svenskt Stal AB, Series A	2,400	64,573

Svenska Cellulosa AB, Series B	700	36,269

Swedish Match AB	3,600	62,175

Volvo AB, Series A	300	23,765

Volvo AB, Series B	900	69,240
Switzerland 5.39%		1,269,699

Actelion, Ltd. *	361	78,774

Adecco SA	941	62,759

Compagnie Financiere Richemont AG, Series A	352	19,434

Credit Suisse Group AG	826	57,258

Geberit AG	57	94,174

Nestle SA	265	98,696

Novartis AG	3,559	198,095

See notes to financial statements

International Growth Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Switzerland (continued)

Phonak Holding AG	294	$22,237

Roche Holdings AG	812	144,814

Serono AG, Series B	69	62,321

Societe Generale de Surveillance Holdings AG	17	19,217

Swatch Group AG, BR shares	97	23,693

Swiss Re	804	68,594

Synthes AG	369	46,193

UBS AG *	1,493	88,490

Zurich Financial Services AG	646	184,950
United Kingdom 18.61%		4,382,096

Alliance & Leicester PLC	867	18,961

Anglo American PLC	4,766	225,854

AstraZeneca Group PLC	5,998	336,943

Aviva PLC	5,964	95,690

Barclays PLC	4,343	63,037

Barratt Developments PLC	3,513	81,171

BG Group PLC	9,794	132,936

BHP Billiton PLC	2,056	41,194

British Sky Broadcasting Group PLC	3,003	32,809

BT Group PLC	54,955	318,793

Capita Group PLC	5,094	64,646

Centrica PLC	23,645	173,571

Compass Group PLC	8,027	47,706

Countrywide PLC	1,729	19,331

Dixons Group PLC	13,638	45,743

George Wimpey PLC	5,315	59,319

GlaxoSmithKline PLC	9,326	261,582

HBOS PLC	3,544	75,144

HSBC Holdings PLC	2,614	45,684

Imperial Tobacco Group PLC	2,540	105,620

Inchcape PLC	2,409	24,736

International Power PLC	3,507	25,108

Ladbrokes PLC	3,543	28,041

Land Securities Group PLC	946	38,187

Lloyds TSB Group PLC	3,424	38,550

Man Group PLC	10,561	113,725

Marks & Spencer Group PLC	9,267	122,693

National Grid PLC, American Depository Receipt	13,066	195,544

Next Group PLC	3,078	123,283

Northern Rock PLC	1,388	30,873

Reckitt Benckiser PLC	1,251	62,915

Rio Tinto PLC	3,908	209,724

Royal Bank of Scotland Group PLC	5,709	224,966

Royal Dutch Shell PLC, A Shares	6,368	206,343

See notes to financial statements

International Growth Fund

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
United Kingdom (continued)

Royal Dutch Shell PLC, B Shares	5,791	$187,079

Scottish & Southern Energy PLC	4,408	124,244

Tate & Lyle PLC	3,728	41,058

Tesco PLC	13,439	113,875

Travis Perkins PLC	1,400	53,740

William Morrison Supermarket PLC	29,470	171,678

Preferred stocks 0.28%		$65,582
(Cost $53,124)
Germany 0.28%		65,582

Porsche AG, Non-Voting	50	65,582

Rights 0.00%		$1,186
(Cost $0)
Australia 0.00%		1,186

WorleyParsons Corp.	235	1,186

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 4.40%		$1,036,000
(Cost $1,036,000)

Repurchase Agreement with State Street Corp. dated
2/28/2007 at 4.60% to be repurchased at $1,036,132
on 3/1/2007, collateralized by $975,000 Federal
Home Loan Bank, 5.75% due 6/12/2026
(Valued at $1,059,094, including interest) (c)	$1,036,000	1,036,000

Total investments (Cost $20,502,386) 98.58%		$23,212,955

Other assets in excess of liabilities 1.42%		334,155

Total net assets 100.00%		$23,547,110

* Non-income producing.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

International Growth Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments, at value (Cost $19,466,386)	$22,176,955
Repurchase agreement, at value (Cost $1,036,000)	1,036,000
Cash	155
Foreign currency, at value (Cost $165,144)	166,290
Cash segregated for futures contracts	160,000
Receivable for forward foreign currency exchange contracts	24,711
Receivable for fund shares sold	76,402
Dividends and interest receivable	30,185
Receivable due from adviser	6,723
Other assets	1,645
Total assets	23,679,066

Liabilities
Payable for forward foreign currency exchange contracts	16,584
Payable for futures variation margin	27,895
Payable to affiliates
Fund administration fees	3,150
Transfer agent fees	5,032
Distribution and service fees	201
Accrued expenses	79,094

Total liabilities	131,956

Net assets
Capital paid-in	20,447,817
Accumulated undistributed net realized gain on investments,
futures contracts and foreign currency transactions	431,461
Net unrealized appreciation on investments, futures contracts
and foreign currency translations	2,696,529
Distribution in excess of net investment income	(28,697)

Net assets	$23,547,110

Net asset value per share
Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($19,835,502 ÷ 828,622 shares)	$23.94
Class B ($507,863 ÷ 21,237 shares)[a]	$23.91
Class C ($1,563,497 ÷ 65,415 shares)[a]	$23.90
Class I ($212,512 ÷ 8,866 shares)	$23.97
Class R1 ($121,942 ÷ 5,104 shares)	$23.89
Class 1 ($552,641 ÷ 23,056 shares)	$23.97
Class NAV ($753,153 ÷ 31,482 shares)	$23.92

Maximum offering price per share
Class Ab ($23.94 ÷ 95%)	$25.20

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

 b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Growth Fund

18

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07a

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$203,374
Interest	20,454
Less foreign taxes withheld	(13,296)
Total investment income	210,532

Expenses
Investment management fees (Note 3)	120,866
Distribution and service fees (Note 3)	43,138
Transfer agent fees (Note 3)	9,315
Fund administration fees (Note 3)	4,814
Blue sky fees (Note 3)	70,630
Audit and legal fees	51,412
Custodian fees	49,297
Printing and postage fees (Note 3)	10,090
Registration and filing fees	2,539
Trustees’ fees (Note 3)	90
Miscellaneous	286
Total expenses	362,477
Less expense reductions (Note 3)	(139,760)
Net expenses	222,717
Net investment loss	(12,185)

Realized and unrealized gain (loss)

Net realized gain on
Investments	725,221
Futures contracts	45,775
Foreign currency transactions	32,560
Change in net unrealized appreciation (depreciation) of
Investments	2,710,569
Futures contracts	(23,384)
Translation of assets and liabilities in foreign currencies	9,344
Net realized and unrealized gain	3,500,085
Increase in net assets from operations	$3,487,900

[a] Period from 6-12-06 (commencement of operations) to 2-28-07.

See notes to financial statements

International Growth Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period ended
2-28-07[a]

Increase (decrease) in net assets
From operations
Net investment loss	($12,185)
Net realized gain	803,556
Change in net unrealized appreciation (depreciation)	2,696,529
Increase in net assets resulting from operations	3,487,900
Distributions to shareholders
From net investment income
Class A	(70,554)
Class B	(221)
Class C	(267)
Class I	(805)
Class R1	(455)
Class 1	(786)
From net realized gain
Class A	(308,669)
Class B	(5,885)
Class C	(7,134)
Class I	(2,205)
Class R1	(1,991)
Class 1	(2,075)
Total distributions	(401,047)
From Fund share transactions	20,460,257

Net assets
Beginning of period	—
End of period[b]	$23,547,110

[a] Period from 6-12-06 (commencement of operations) to 2-28-07.
[b] Includes distributions in excess of net investment income of $28,697.

See notes to financial statements

International Growth Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	4.44
Total from investment operations	4.43
Less distributions
From net investment income	(0.09)
From net realized gain	(0.40)
(0.49)
Net asset value, end of period	$23.94
Total return (%)	22.18[k,l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$20
Ratio of net expenses to average
net assets (%)	1.66[r]
Ratio of gross expenses to average
net assets (%)	2.28[p,r]
Ratio of net investment loss
to average net assets (%)	(0.06)[r]
Portfolio turnover (%)	41[m]

See notes to financial statements

International Growth Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.16)
Net realized and unrealized
gain on investments	4.48
Total from investment operations	4.32
Less distributions
From net investment income	(0.01)
From net realized gain	(0.40)
(0.41)
Net asset value, end of period	$23.91
Total return (%)	21.64[k,l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	2.39[r]
Ratio of gross expenses to average
net assets (%)	10.94[p,r]
Ratio of net investment loss
to average net assets (%)	(0.94)[r]
Portfolio turnover (%)	41[m]

See notes to financial statements

International Growth Fund

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.16)
Net realized and unrealized
gain on investments	4.47
Total from investment operations	4.31
Less distributions
From net investment income	(0.01)
From net realized gain	(0.40)
(0.41)
Net asset value, end of period	$23.90
Total return (%)	21.59[k,l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2
Ratio of net expenses to average
net assets (%)	2.39[r]
Ratio of gross expenses to average
net assets (%)	6.71[p,r]
Ratio of net investment loss
to average net assets (%)	(0.98)[r]
Portfolio turnover (%)	41[m]

See notes to financial statements

International Growth Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.07
Net realized and unrealized
gain on investments	4.45
Total from investment operations	4.52
Less distributions
From net investment income	(0.15)
From net realized gain	(0.40)
(0.55)
Net asset value, end of period	$23.97
Total return (%)	22.60[k,l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.19[r]
Ratio of gross expenses to average
net assets (%)	17.20[p,r]
Ratio of net investment income
to average net assets (%)	0.42[r]
Portfolio turnover (%)	41[m]

See notes to financial statements

International Growth Fund

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.05)
Net realized and unrealized
gain on investments	4.43
Total from investment operations	4.38
Less distributions
From net investment income	(0.09)
From net realized gain	(0.40)
(0.49)
Net asset value, end of period	$23.89
Total return (%)	21.92[k,l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.94[r]
Ratio of gross expenses to average
net assets (%)	20.78[p,r]
Ratio of net investment loss
to average net assets (%)	(0.32)[r]
Portfolio turnover (%)	41[m]

See notes to financial statements

International Growth Fund

25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.07
Net realized and unrealized
gain on investments	4.45
Total from investment operations	4.52
Less distributions
From net investment income	(0.15)
From net realized gain	(0.40)
(0.55)
Net asset value, end of period	$23.97
Total return (%)	22.63[k,l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	1.15[r]
Ratio of gross expenses to average
net assets (%)	2.00[p,r]
Ratio of net investment income
to average net assets (%)	0.41[r]
Portfolio turnover (%)	41[m]

See notes to financial statements

International Growth Fund

26

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[a,c]

Per share operating performance
Net asset value, beginning of period	$23.73
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	0.18
Total from investment operations	0.19
Net asset value, end of period	$23.92
Total return (%)	0.80[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	1.13[r]
Ratio of gross expenses to average
net assets (%)	2.75[p,r]
Ratio of net investment income
to average net assets (%)	0.14[r]
Portfolio turnover (%)	41[m]

a Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.

c Class NAV shares began operations on 12-27-06.

 h Based on the average of the shares outstanding.

i Less than $500,000.

 k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during period shown.

 r Annualized.

See notes to financial statements

International Growth Fund

27

Notes to financial statements

1. Organization

John Hancock International Growth Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek high total return primarily through capital appreciation.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company, controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability ompany, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter

International Growth Fund

28

market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party

International Growth Fund

29

repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which the Fund invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class.

Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses,

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30

such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indexes such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable.

If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on February 28, 2007:

				UNREALIZED
	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

DAX Index	3	Long	Mar 2007	$9,469
MSCI Singapore Stock Index	5	Long	Mar 2007	(15,681)
OMX 30 Stock Index	1	Long	Mar 2007	(870)
S&P/TSE 60 Index	4	Short	Mar 2007	(13,417)
Topix Index	1	Long	Mar 2007	(2,885)
				($23,384)

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and  related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At February 28, 2007, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

International Growth Fund

31

Open forward foreign currency contracts on February 28, 2007 were as follows:
			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Australian Dollar	114,000	May 2007	$426
Swiss Franc	156,000	May 2007	1,807
Euro	500,000	May 2007	3,596
Euro	144,000	May 2007	1,297
Pound Sterling	37,000	May 2007	(12)
Pound Sterling	36,000	May 2007	235
Pound Sterling	139,000	May 2007	545
Japanese Yen	44,398,000	May 2007	4,809
Japanese Yen	19,934,000	May 2007	2,457
Japanese Yen	67,726,000	May 2007	7,693
New Zealand Dollar	102,000	May 2007	2,173
Swedish Krona	2,557,000	May 2007	(553)
Singapore Dollar	170,000	May 2007	238
			$24,711
Sells
Australian Dollar	729,202	May 2007	($11,686)
Australian Dollar	364,659	May 2007	(5,391)
Danish Kroner	139,475	May 2007	(3,029)
Pound Sterling	944,784	May 2007	3,522

			($16,584)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on  the Fund’s financial statements. The Fund will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $401,047. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same

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32

time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. As of February 28, 2007, the components of distributable earnings on a tax basis included $491,686 of undistributed ordinary income.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other
agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvis-ers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.880% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Growth Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by John Hancock Distributors, LLC. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV. Accordingly, the expense reductions related to this expense limitation amounted to $75,276, $15,683, $17,118, $14,734, $15,286, $994 and $669 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, for the period ended February 28, 2007. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund

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33

makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended February 28, 2007, the Fund was informed that the Distributor received net up-front sales charges of $121,004 with regard to sales of Class A shares. Of this amount, $18,176 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $101,935 was paid as sales commissions to unrelated broker-dealers and $893 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed  within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by JH Funds amount to $203 for Class B.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended February 28, 2007.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$36,695	$7,824	$14,320	$8,713
Class B	1,827	548	14,077	327
Class C	3,953	855	14,078	216
Class I	—	46	14,078	94
Class R1	605	42	14,077	739
Class 1	58	—	—	1
Total	$43,138	$9,315	$70,630	$10,090

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34

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% .  In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended February 28, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended February 28, 2007 were as follows:

	Period ended 2-28-07
	Shares	Amount

Class Aa

Sold	813,928	$16,553,865
Distributions reinvested	15,834	374,467
Repurchased	(1,140)	(26,802)
Net increase	828,622	$16,901,530

Class Ba

Sold	23,398	$520,275
Distributions reinvested	247	5,833
Repurchased	(2,408)	(52,838)
Net increase	21,237	$473,270

Class Ca

Sold	70,102	$1,611,040
Distributions reinvested	313	7,402
Repurchased	(5,000)	(118,700)
Net increase	65,415	$1,499,742

Class Ia

Sold	8,739	$188,288
Distributions reinvested	127	3,010
Net increase	8,866	$191,298

Class R1[a]

Sold	5,000	$100,000
Distributions reinvested	104	2,445
Net increase	5,104	$102,445

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35

	Period ended 2-28-07
	Shares	Amount

Class 1[a]

Sold	23,720	$544,869
Distributions reinvested	121	2,861
Repurchased	(785)	(18,107)
Net increase	23,056	$529,623

Class NAV[b]

Sold	31,844	$770,789
Repurchased	(362)	(8,440)
Net increase	31,482	$762,349

Net increase	983,782	$20,460,257

aPeriod from 6-12-06 (commencement of operation) to 2-28-07.

 bPeriod from 12-27-06 (commencement of operation) to 2-28-07.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $26,186,430 and $7,445,265, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $20,580,392. Gross unrealized appreciation and depreciation of investments aggregated $2,757,362 and $124,799, respectively, resulting in net unrealized appreciation of $2,632,563.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reclassification of accounts

During the period ended February 28, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $44,136, a decrease in accumulated net investment loss of $56,576 and a decrease in capital paid-in of $12,440. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for non-deductible 12b-1 fees. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

International Growth Fund

36

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Growth Fund (the “Fund”) at February 28, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period June 12, 2006 (commencement of operations) through February 28, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 28, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

37

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2007.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2006	66
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2006	66
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2006	66
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

39

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66
Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

40

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272
President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

41

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

42

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

44

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Focused Equity Fund
Global Shareholder Yield Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Global Dividend Fund
Patriot Preferred Dividend Fund
Patriot Premium Dividend Fund I
Patriot Premium Dividend Fund II
Patriot Select Dividend Trust
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.                                               8700A 2/07
                                                                                                                                                                                                                 4/07

John Hancock

MUTUAL FUNDS

# John Hancock
# International Allocation Portfolio

**Annual Report**

2.28.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Financial statements
page 11

Fund’s investments
page 10

Notes to financial
statements
page 18

Trustees and officers
page 30

For more information
page 36

CEO corner

To Our Shareholders,

Financial markets around the world continued to outperform the U.S. stock market in the brief period between the Portfolio’s launch on December 29, 2006 and its fiscal year end on February 28, 2007. Returns were modest, however, as foreign markets experienced a sharp decline in the last two days of the period. In the two months between the Portfolio’s inception and February 28, 2007, international equity markets gained 1.53%, as measured by the MSCI EAFE Index.

After a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the world markets’ moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. China’s market was long overdue for a correction after frothy returns of more than 100% recently. We believe economic conditions remain sound and that, even if volatility continues, this global downturn was a healthy correction.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your Portfolio at a glance

The Portfolio seeks long-term growth of capital. To pursue this goal, the Portfolio, which is a fund of funds, invests in a number of other funds of the John Hancock Funds complex, as well as in the securities of other investment companies. Under normal circumstances, the Portfolio allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any market capitalization and in foreign fixed-income securities of various types and credit qualities.

Since inception

► In the Portfolio's first two months, international markets took a tumble after four years of sustained growth, but still managed to post small gains.

► Japanese equities turned in a solid performance, while small-cap stocks outpaced large and growth beat value. Emerging markets were hit hard, but results were mixed.

► Two of the Portfolio's six affiliated underlying funds — International Small Company Fund and International Growth Fund — were the biggest contributors to performance in the brief period.

Total returns for the Portfolio are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Target asset allocation	% of Total
International Large Cap	72.0%

International Small Cap	25.0%

China	3.0%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock

International Allocation Portfolio

John Hancock International Allocation Portfolio was launched on December 29, 2006. At that time, the international markets were continuing a strong four-year run of outperformance versus the U.S. market. In the brief period from the Portfolio’s inception through February 28, 2007, foreign markets produced a small gain, although the environment changed significantly in the last two days of the period.

For the majority of the reporting period, investors continued to search for higher absolute returns, favoring riskier asset types such as small-cap equities, non-U.S. equities and, particularly, emerging-market equities. The desire for higher returns was fed by abundant global liquidity created by low interest rates across the globe.

In the final week of February, investors abruptly pushed away from the table having filled their appetite for risk. On February 27, 2007, a short-term sell-off in China had ripple effects around the world, producing percentage losses in the mid-to-high single digits for many developed foreign markets and even steeper declines for riskier emerging-market countries. Many factors contributed to the losses, including signs of slowing growth in the U.S. reinforced by pessimistic remarks from former Fed Chairman Alan Greenspan and profit-taking in the white-hot

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
International Small	▲	Significant exposure to strong-performing Japanese market
Company Fund
(DFA)[a]
International Value	▼	Underweight to Japan, overweight to China
Fund (Franklin
Templeton)[a]
Greater China	▼	Volatile environment for emerging markets
Opportunities Fund
(MFC Global)[a]

a The Fund’s subadviser in parentheses.

2

From the MFC Global Investment Management (U.S.A.), LLC Portfolio Management Team

Chinese equity market brought on by that government’s attempts to curb market speculation. In the final analysis, global equity markets, which had risen persistently without a meaningful correction for some time, finally released some pent-up pressure.

From the Portfolio’s inception on December 29, 2006 through February 28, 2007, international equity markets gained 1.53%, as measured by the MSCI EAFE Index, outpacing the –0.92% return of the U.S. market, as measured by the Standard & Poor’s 500 Index. On a regional basis, a solid showing from  Japanese equities helped the MSCI Pacific Index advance 4.45% and outperform the MSCI Europe Index, which returned 0.25% for the period. From a market capitalization and style perspective, small-capitalization stocks outperformed large-cap stocks, while growth stocks generally outpaced value stocks. The MSCI Emerging Markets Index fell 1.33%, although it is important to note that performance varied greatly on a country-by-country basis. For example, China and  India fell 6.0% and 6.5%, respectively, while Korea and Taiwan, two other large weights in the Index, held on during the period, returning –0.2% and 0.3% respectively. On a sector basis, energy stocks fell nearly 6%, while industrials and materials posted solid gains of approximately 4%.

“In the brief period from the

Portfolio’s inception through

February 28, 2007, foreign

markets produced a small gain,

although the environment

changed significantly in the last

two days of the period. “

Fund strategy

As this is the first time we have had the opportunity to address the performance of this unique Portfolio, we feel it is important to reiterate some of the key tenets of its strategy. First and foremost, the objective is to seek long-term growth of capital by investing in foreign securities.

International Allocation Portfolio

3

We believe that the Portfolio has one major advantage over traditional international funds: diversification, which offers the potential for both higher returns and lower risk. Further compounding this benefit, the Portfolio is designed with multiple layers of diversification. First, the Portfolio is diversified across key international asset classes, including large- and small-capitalization companies, as well as companies domiciled in both developed and emerging markets. Second, the Portfolio allocates across multiple investment styles, such that it is exposed to both value and growth stocks. Third, the Portfolio provides investors with diversification across several leading asset managers — each set of independent minds researching and pursuing highly diverse strategies and opportunities. Each of these managers has been carefully selected through our robust manager due diligence process and is expected to generate solid performance over time.

At the end of the period, the Portfolio, which is a fund of funds, was invested in six affiliated underlying international funds managed by the subadvisors noted in the parentheses: International Small Company Fund (Dimensional Fund Advisors, Inc.), International Growth Fund (Grantham, Mayo, Van Otterloo & Co.), International Value Fund (Franklin Templeton), International Classic Value Fund (Pzena Investment Management LLC), Greater China Opportunities Fund (MFC Global Investment Management (USA) Ltd.) and International Opportunities Fund (Marsico Capital Management, LLC).

Fund performance

For the period from inception December 29, 2006 through February 28, 2007, John Hancock International Allocation Portfolio’s Class A, Class B, Class C and Class I shares returned –0.40%, –0.50%, –0.50% and –0.30%, respectively, at net asset value. By comparison, the MSCI EAFE Index returned 1.53% and the average Morningstar World Allocation fund returned 0.37% .a For this very short performance period, the Portfolio’s underperformance stemmed from an underweight to Japan and an overweight to China, while the financial and telecommunications sectors also detracted on a relative basis.

Performance was positively impacted by allocations to International Small Company Fund and International Growth Fund. International Small Company Fund benefited from significant exposure to strong-performing Japanese equities, as well as an underweight to U.K. equities, which

International Allocation Portfolio

4

generally underperformed during the period. International Growth Fund also benefited from an overweight to Japanese equities, although negative stock selection in that country and an overweight to energy weighed slightly on returns.

Allocations to International Value, International Classic Value, Greater China Opportunities and International Opportunities hurt performance  on a relative basis over this short time period. International Value lagged its benchmark primarily from an underweight to the Japanese market and an overweight to China. Poor security selection in both South Korea and France, in addition to an overweight to the financial sector, also detracted from the fund’s performance. International Classic Value, meanwhile, generally underperformed due to poor security selection in the financial,  industrial and technology sectors. The most aggressive position in the Portfolio, Greater China Opportunities Fund, struggled due to the volatile environment for emerging-market countries. Similarly, International Opportunities Fund underperformed due to an underweight to Japan and an overweight to Mexico, Hong Kong and China.

“For this very short performance
period, the Portfolio’s
underperformance stemmed
from an underweight to Japan
and an overweight to China…”

Outlook

We continue to believe that global equity valuations are reasonable even when taking into account the potential for a modest contraction in global growth. Our view is that short-term shocks impacting emerging markets, such as the steep correction in Chinese equities, represent a normal, albeit overdue, correction within a longer-term uptrend. Despite the notion of “globalization,” the fact remains that investing in non-U.S. markets — and in emerging markets in particular — brings unique risks. That said, investing in a diversified international portfolio can help to smooth out the short-term ups and downs of volatile markets and help offset some of these risks, while pursuing long-term growth.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

a Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

International Allocation Portfolio

5

A look at performance

For the period ended February 28, 2007

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	12-29-06	–5.41%

B	12-29-06	–5.48

C	12-29-06	–1.50

Ia	12-29-06	–0.30

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Fund’s Class I share prospectus.

International Allocation Portfolio

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International
Allocation Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	12-29-06	$9,950	$9,453	$10,153

C	12-29-06	9,950	9,851	10,153

I [b]	12-29-06	9,970	9,970	10,153

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C and Class I shares, respectively, as of February 28, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006 the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

 a NAV represents net asset value and POP represents public offering price.

b For certain types of investors as described in the Fund’s Class I share prospectus.

International Allocation Portfolio

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Portfolio, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Portfolio’s actual ongoing operating expenses, and is based on your Portfolio’s actual return. It assumes an account value of $1,000.00 on December 29, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 12-29-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$996.00	$1.04

Class B	1,000.00	995.00	2.13

Class C	1,000.00	995.00	2.13

Class I	1,000.00	997.00	0.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

International Allocation Portfolio

8

Hypothetical example for comparison purposes

This table allows you to compare your Portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your portfolio’s actual return). It assumes an account value of $1,000.00 on December 29, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 12-29-06	on 2-28-07	ended 2-28-07[a]

Class A	$1,000.00	$1,023.75	$1.05

Class B	1,000.00	1,022.66	2.16

Class C	1,000.00	1,022.66	2.16

Class I	1,000.00	1,024.50	0.30

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund's annualized expense ratio of 0.60%, 1.26%, 1.27% and 0.17% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 2-28-07

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 89.26%		$4,076,627
(Cost $4,158,654)

John Hancock Funds 16.07%		733,892

Greater China Opportunities*
(MFC Global Investment Management (U.S.A.) Limited) (a)	6,802	122,368

International Classic Value*
(Pzena Investment Management, LLC) (a)	55,898	611,524

John Hancock Funds II 58.91%		2,690,494

International Opportunities*
(Marsico Capital Management, LLC) (a)	50,726	896,832

International Small Company*
(Dimensional Fund Advisors, Inc.) (a)	93,498	1,019,126

International Value*
(Franklin® Templeton®) (a)	41,799	774,536

John Hancock Funds III 14.28%		652,241

International Growth*
(Grantham, Mayo, Van Otterloo & Co.) (a)	27,268	652,241

Total investments (Cost $4,158,654) 89.26%		$4,076,627

Other assets in excess of liabilities 10.74%		$490,295

Total net assets 100.00%		$4,566,922

* Non-income producing.

(a) The underlying fund’s subadvisor.

Percentages are stated as a percent of net assets of the Portfolio.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value (Cost $4,158,654)	$4,076,627
Receivable for investments sold	258
Receivable for fund shares sold	547,798
Receivable due from adviser	28,571
Other assets	46,428
Total assets	4,699,682

Liabilities

Payable for investments purchased	113,386
Payable to affiliates
Fund administration fees	9
Transfer agent fees	367
Accrued expenses	18,998
Total liabilities	132,760

Net assets

Capital paid-in	4,649,544
Accumulated undistributed net realized loss on investments	(595)
Net unrealized depreciation on investments	(82,027)
Net assets	$4,566,922

Net asset value per share

Based on net asset values and shares outstanding — The Portfolio has an unlimited number of shares authorized with no par value.
Class A ($3,253,182 ÷ 326,619 shares)	$9.96
Class B ($196,269 ÷ 19,729 shares)[a]	$9.95
Class C ($913,550 ÷ 91,833 shares)[a]	$9.95
Class I ($203,921 ÷ 20,460 shares)	$9.97

Maximum offering price per share

Class Ab ($9.96 ÷ 95%)	$10.48

a Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07a

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Total investment income	—

Expenses

Investment management fees (Note 3)	264
Distribution and service fees (Note 3)	922
Transfer agent fees (Note 3)	367
Fund administration fees (Note 3)	9
Audit and legal fees	14,809
Blue sky fees (Note 3)	9,440
Custodian fees	1,940
Printing and postage fees (Note 3)	1,180
Registration and filing fees	1,180
Trustees’ fees (Note 3)	6
Miscellaneous	5
Total expenses	30,122
Less expense reductions (Note 3)	(28,571)
Net expenses	1,551
Net investment loss	(1,551)

Realized and unrealized loss

Net realized loss on investments	(547)
Change in net unrealized appreciation (depreciation) of investments	(82,027)
Net realized and unrealized loss	(82,574)
Decrease in net assets from operations	($84,125)

a Period from 12-29-06 (commencement of operations) to 2-28-07.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Portfolio’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Period
ended
2-28-07[a]

Increase (decrease) in net assets
From operations
Net investment loss	($1,551)
Net realized loss	(547)
Change in net unrealized appreciation (depreciation)	(82,027)
Decrease in net assets resulting from operations	(84,125)
From Portfolio share transactions	4,651,047

Net assets

Beginning of period	—
End of period	$4,566,922

a Period from 12-29-06 (commencement of operations) to 2-28-07.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[h]	(0.01)
Net realized and unrealized loss
on investments	(0.03)
Total from investment operations	(0.04)
Net asset value, end of period	$9.96
Total return (%)	(0.40)[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	$3
Ratio of net expenses to average
net assets (%)	0.60[r]
Ratio of gross expenses to average
net assets (%)	8.53[p,r]
Ratio of net investment loss
to average net assets (%)	(0.60)[r]
Portfolio turnover (%)	3[m]

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[h]	(0.02)
Net realized and unrealized loss
on investments	(0.03)
Total from investment operations	(0.05)
Net asset value, end of period	$9.95
Total return (%)	(0.50)[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	—[n]
Ratio of net expenses to average
net assets (%)	1.26[r]
Ratio of gross expenses to average
net assets (%)	28.58[p,r]
Ratio of net investment loss
to average net assets (%)	(1.26)[r]
Portfolio turnover (%)	3[m]

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[h]	(0.02)
Net realized and unrealized loss
on investments	(0.03)
Total from investment operations	(0.05)
Net asset value, end of period	$9.95
Total return (%)	(0.50)[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratio of net expenses to average
net assets (%)	1.27[r]
Ratio of gross expenses to average
net assets (%)	18.62[p,r]
Ratio of net investment loss
to average net assets (%)	(1.27)[r]
Portfolio turnover (%)	3[m]

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[a]

Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[h]	(0.00)[j]
Net realized and unrealized loss
on investments	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$9.97
Total return (%)	(0.30)[k,l,m]

Ratios and supplemental data

Net assets, end of period (in millions)	—[n]
Ratio of net expenses to average
net assets (%)	0.17[r]
Ratio of gross expenses to average
net assets (%)	25.01[p,r]
Ratio of net investment loss
to average net assets (%)	(0.17)[r]
Portfolio turnover (%)	3[m]

a Class A, Class B, Class C and Class I shares began operations on 12-29-06.

h Based on the average of the shares outstanding.

j Less than $(0.01) per share.

k Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

 n Less than $500,000.

p Does not take into consideration expense reductions during the period shown.

r Annualized.

See notes to financial statements

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Notes to financial statements

1. Organization

John Hancock International Allocation Portfolio (the “Portfolio”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Portfolio is to seek long term growth of capital.

The Portfolio operates as a “fund of funds,” investing in Class NAV shares of affiliated underlying funds of the Trust, John Hancock Funds, John Hancock Funds II and in other permitted investments. The Portfolio may also invest in similar class NAV shares and in classes of shares of nonaffiliated funds that could have sales charges and be subject to distributor and/ or Rule 12b-1 fees. The affiliated underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21777, CIK 0001329954. The affiliated underlying funds are not covered by this report.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser  for the Trust and John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Investments in the underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with

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18

procedures approved by the Trustees. Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Security transactions and related investment income

Investment security transactions in the underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned.

Dividend income and capital gain distributions from the underlying funds are recorded on the ex-dividend date.

Gains and losses on securities sold are determined on the basis of specific identified cost for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular class of shares are allocated based on the relative share of net assets of the Portfolio at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statement of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Portfolio may own different proportions of the underlying funds at  different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Portfolio qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Portfolio’s financial statements. The Portfolio will implement this pronouncement no later than August 31, 2007.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolio and its impact, if any, resulting from the adoption of FAS 157 on the Portfolio’s financial statements.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, there were no distributions. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that

International Allocation Portfolio

 19

may be applied differently to each class. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

As of February 28, 2007, there were no distributable earnings on a tax basis.

Capital accounts

The Portfolio reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, the Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolio, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the Trust or JHF II funds (“Fund Assets”) and (b) a fee on assets not invested in the Trust or JHF II funds (“Other Assets”). The Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio’s Fund assets, (b) 0.04% of the Portfolio’s Fund assets in excess of $500,000,000, (c) 0.50% of the first $500,000,000 of the Portfolio’s Other Assets and (d) 0.49% of the Portfolio’s Other Assets in excess of $500,000,000. The Portfolio is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to waive advisory fees of to reimburse for Portfolio expenses to the extent that total Portfolio operating expenses exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.63% for Class A, 1.33% for Class B, 1.33% for Class C and 0.18% for Class I. Accordingly, the expense reductions related to this expense limitation amounted to $10,176, $5,693, $6,530 and $6,172 for Class A, Class B, Class C and Class I, respectively, for the period ended February 28, 2007. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser at any time.

Administration fees

The Portfolio has an agreement with the Adviser that requires the Portfolio to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each fund at the time the expense was incurred.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

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Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended February 28, 2007, The Fund was informed that the Distributor received net up-front sales charges of $45,396 with regard to sales of Class A shares. Of this amount, $8,260 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $37,136 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, the Portfolio was informed  that no CDSCs were received by the Distributor for Class B shares and Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C and Class I share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future beyond December 31, 2007. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C and Class I shares, respectively, during the period ended February 28, 2007.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$366	$244	$ 2,360	$295
Class B	198	40	2,360	295
Class C	358	72	2,360	295
Class I	—	11	2,360	295
Total	$922	$367	$9,440	$1,180

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Portfolio based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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5. Line of credit

The Portfolio has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Portfolio on a prorated basis based on average net assets. For the period ended February 28, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Portfolio for the period ended February 28, 2007 were as follows:

		Period ended 2-28-07[a]
	Shares	Amount

Class A shares

Sold	326,619	$3,320,543
Net increase	326,619	$3,320,543

Class B shares

Sold	19,756	$198,648
Repurchased	(27)	(277)
Net increase	19,729	$198,371

Class C shares

Sold	91,833	$927,133
Net increase	91,833	$927,133

Class I shares

Sold	20,460	$205,000
Net increase	20,460	$205,000
Net increase	458,641	$4,651,047

aPeriod from 12-29-06 (commencement of operations) to 2-28-07.

7. Investment transactions

Purchases and proceeds from sales of the underlying funds during the period ended February 28, 2007, aggregated $4,216,062 and $56,861, respectively.

The cost of investments owned on February 28, 2007, including for federal income tax purposes, was $4,159,249. Gross unrealized appreciation and depreciation of investments aggregated $0 and $82,622, respectively, resulting in net unrealized depreciation of $82,622.

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8. Investment in affiliated
underlying funds

The Portfolio invests primarily in the affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control. The  Portfolio invests primarily in affiliated underlying funds. The Portfolio does not invest in the underlying affiliated funds for the purpose of exercising management or control. A summary of the Portfolio’s transactions in the securities of affiliated issuers is set forth below.

Affiliate —	Shares	Shares	Ending Share		Ending
Class NAV	Purchased	Sold	Amount	Proceeds	Value

JHF Greater China Opportunities Fund	6,895	93	6,802	$1,675	$122,368
JHF International Classic Value Fund	56,748	850	55,898	9,454	611,524
JHF II International Opportunities Fund	51,405	679	50,726	11,981	896,832
JHF II International Small Company Fund	94,885	1,387	93,498	14,444	1,019,126
JHF II International Value Fund	42,381	582	41,799	10,755	774,536
JHF III International Growth Fund	27,635	367	27,268	8,552	652,241

9. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

10. Reclassification of accounts

During the period ended February 28, 2007, the Portfolio reclassified amounts to reflect an increase in accumulated net realized loss on investments of $48, a decrease in accumulated net investment income loss of $1,551 and a decrease in capital paid-in of $1,503. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2007. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Portfolio, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for non-deductible 12b-1 fees and net operating loss.  The calculation of net investment income (loss) per share in the Portfolio’s Financial Highlights excludes these adjustments.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock
International Allocation Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Allocation Portfolio (the “Portfolio”) at February 28, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period December 29, 2006 (commencement of operations) through February 28, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at February 28, 2007 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 26, 2007

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended February 28, 2007.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

25

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation
by the Board of Trustees of the
Advisory Agreement and each of the
Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on December 12-13, 2006, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

26

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the International Allocation Portfolio;

(2) since there are no funds managed by the proposed Subadviser to the International Allocation Portfolio that have comparable investment objectives and policies to those of the International Allocation Portfolio, the Board considered the Subadviser’s performance in managing other portfolios in the Trust, John Hancock Funds II and John Hancock Trust and that JHIMS may reasonably be expected to ably monitor the performance of the International Allocation Portfolio and its Subadviser.

(3) reviewed the advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that two of the three subadvisory breakpoints are reflected as breakpoints in the advisory fees for the International Allocation Portfolio, (ii) that the subadvisory consulting fee for DeAM is the product of arms-length negotiations between MFC Global and DeAM and contains breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the International Allocation Portfolio to benefit from economies of scale if the assets of such fund grow;

(4) (a) reviewed the anticipated profitability of the JHIMS’s relationship with the International Allocation Portfolio in terms of the total amount of annual advisory fees it would receive with respect to the International Allocation Portfolio and whether JHIMS has the financial ability to provide a high level of services to the International Allocation Portfolio,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the International Allocation Portfolio and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(5) The Trustees reviewed the advisory fee to be paid to the Adviser for the International Allocation Portfolio and concluded that the advisory fee to be paid to the Adviser with respect to the International Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the International Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the International Portfolio and those of its underlying portfolios.

Additional information that the Board considered for the International Portfolio is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on December 12-13, 2006, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) the investment performance of other John Hancock Funds II and John Hancock Trust portfolios managed by MFC Global and DeAM; and

27

(3) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadviser has extensive experience and demonstrated skills as a manager;

(2) With respect to each Subadviser except MFC Global, the subadvisory fees are a product of arms-length negotiation between the Adviser and the Subadviser and generally are competitive within the range of industry norms;

(3) Neither MFC Global nor DeAM currently managed comparable funds although the Board is generally satisfied with both MFC Global’s and DeAM’s management of other Trust portfolios which they currently subadvise; and

(4) The Material Relationships consist of arrangements in which the Subadviser (except MFC Global) or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

In addition, the Trustees reviewed the subad-visory fee to be paid to MFC Global and DeAM for the International Allocation Portfolio and concluded that the subadvisory fee to be paid to MFC Global and DeAM with respect to International Allocation Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the International Allocation Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the International Allocation Portfolio and those of its underlying portfolios.

28

Appendix A

Performance of
Portfolio	Trust, as of	Fees and
(Subadviser)	Sept. 30, 2006	Expenses	Comments

International	See “Comments”.	The advisory fee	The Board noted
Allocation		for this Portfolio is	that this portfolio
Portfolio (MFC		lower than its peer	will commence
Global Investment		group median.	operations on
Management			December 29, 2006.
(U.S.A.) Limited)		See “Comments”.
The Board further
noted that MFC
Global (U.S.A.)/MFC
Global (U.S.) do not
currently manage
a comparable fund
although they are
generally satisfied
with MFC Global
(U.S.A.)/MFC Global
(U.S.) management
of other Trust port-
folios which they
currently subadvise.

The Board noted that
based on estimates,
total expenses for
this Portfolio are
lower than the peer
group median.

29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2006	66
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2006	66
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

Richard P. Chapman, Jr.,[2] Born: 1935	2006	66
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham, Born: 1944	2006	66
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);

30

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2006	66
Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Charles L. Ladner,[2] Born: 1938	2006	66
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2006	66
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2006	66
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2006	66
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

31

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2006	272
President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Portfolio		Officer
Principal occupation(s) and		of Portfolio
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2006
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

32

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Portfolio	Officer
Principal occupation(s) and	of Portfolio
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2006
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Subadviser	John Hancock Signature	Independent registered
Grantham, Mayo,	Services, Inc.	public accounting firm
Van Otterloo & Co. LLC	1 John Hancock Way,	PricewaterhouseCoopers LLP
40 Rowes Wharf	Suite 1000	125 High Street
Boston, MA 02110	Boston, MA 02217-1000	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Focused Equity Fund
Global Shareholder Yield Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Global Dividend Fund
Patriot Preferred Dividend Fund
Patriot Premium Dividend Fund I
Patriot Premium Dividend Fund II
Patriot Select Dividend Trust
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio (GMO)                                                                 3180A 2/07
                                                                                                                                                                                                                                                       4/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Charles L. Ladner who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended February 28, 2007, the first year of the registrant’s operation (the “Reporting Period”) for professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”) for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $168,778; Intrinsic Value Fund - $19,913, Growth Opportunities Fund - $19,913, Growth Fund - $19,113, International Growth Fund - $23,354, Value Opportunities Fund - $19,913, U.S. Core Fund - $19,113, International Core Fund - $23,354 and International Allocation Portfolio - $24,105.

(b) Audit-Related Services

Audit-related fees for the Reporting Period for assurance and related services by PWC amounted to $34,744 out-of-pocket expenses, Intrinsic Value Fund - $4,343, Growth Opportunities Fund - $4,343, Growth Fund - $4,343, International Growth Fund - $4,343, Value Opportunities Fund - $4,343, U.S. Core Fund - $4,343, International Core Fund - $4,343 and International Allocation Portfolio - $4,343 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services comprising the out-of-pocket expenses was testing conversion of accounting records from one service provider to another involving multiple service providers in the registrant’s initial year.

(c) Tax Fees

The aggregate fees billed for the Reporting Period for professional services rendered by PWC for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $59,360; Intrinsic Value Fund - $7,420, Growth Opportunities Fund - $7,420, Growth Fund - $7,420, International Growth Fund - $7,420, Value Opportunities Fund - $7,420, U.S. Core Fund - $7,420, International Core Fund - $7,420 and International Allocation Portfolio - $7,420. The nature of the services comprising the tax fees was the review of the registrant’s income and excise tax returns and tax distribution requirements.

(d) All Other Fees

Other fees for the Reporting Period amounted to $103,560 for review of merger activity; Growth Opportunities Fund - $45,280 and International Core Fund - $45,280 and $13,000 for the seed audit, billed to the registrant or to the control affiliates.

(e)(1) The audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X are attached. See attachment "Approval of Audit, Audit-related, Tax and Other Services".

(e)(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X: None.

(f) According to PWC for the Reporting Period, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by PWC for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the Reporting Period were $872,192.

(h) The registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered by PWC to the investment adviser and any control affiliate that provides services that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant's principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
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John G. Vrysen
Chief Financial Officer

Date: April 30, 2007